As filed with the SEC on April 27, 2006
Registration No. 333-127346
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 1	[ X ]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940	[ X ]
Amendment No. 2
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)
One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)
Depositor's telephone number: 1-800-544-8888
____________________________________________
JON J. SKILLMAN
President
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)
_________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP 1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
_________________________________________
Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.
It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X on April 30, 2006, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on _______, pursuant to paragraph (a) (1) of rule 485
75 days after filing pursuant to paragraph (a) (2) of rule 485 on , pursuant to paragraph (a) (2) of rule 485
Page _ of _
Exhibit Index Appears on Page __

Prospectus

Personal Retirement Annuity

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("EFILI", "we", or "us"). We are a life insurance company that is one of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

The Contract may be owned by one or two individuals. A Contract may also be owned under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act. See Contracts Owned Under UGMA/UTMA Arrangements. It may also be owned by a trust that exists for the benefit of a single individual. Special provisions apply to Contracts owned by Trusts. See Contracts Owned by Trusts. Except for the discussion in those sections, the remainder of this prospectus assumes that the Contract is owned by one or two individuals.

You, the Owner or Owners, may purchase a Contract on a non-qualified basis. The Contracts are not offered in connection with IRAs or qualified plans of any kind.

You may choose to take money from a Contract by making withdrawals. You may also choose for us to make monthly annuity income payments to you or to one or two other individuals you name. Each person you designate to receive annuity income payments is called an Annuitant. Annuity income payments are fixed in amount and are guaranteed to last for the life or lives of the Annuitant(s) or for 120 monthly payments, whichever is longer.

Investment Options

You may direct your money to one or more of the 47 variable subaccounts (the "Investment Options") of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

The variable subaccounts invest in the portfolios of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, and Variable Insurance Products Fund IV.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"). Others are managed by Strategic Advisers, Inc., ("Strategic Advisers") or Geode Capital Management, LLC, ("Geode") both of which are affiliates of FMR. Other Funds are managed by Lazard Asset Management, LLC ("Lazard") and Morgan Stanley Asset Management ("Morgan Stanley").

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2006. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling us at 1-800-544-2442 or by accessing the SEC Internet website (at http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page <Click Here>.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It does not constitute an offering unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectuses for all the Investment Options.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: April 30, 2006

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Prospectus Contents

Glossary	iii
Summary of the Contract	<Click Here>
Facts About Empire Fidelity Investments Life, the Variable Account, and the Funds
Empire Fidelity Investments Life 	<Click Here>
The Variable Account	<Click Here>
Financial Statements	<Click Here>
The Funds	<Click Here>
Facts About the Contract
Purchase of a Contract	<Click Here>
Free Look Privilege	<Click Here>
Investment Allocation of Your Purchase Payment	<Click Here>
Making Exchanges Among Investment Options	<Click Here>
Accumulation Units	<Click Here>
Withdrawals	<Click Here>
Systematic Withdrawal Program	<Click Here>
Postponement of Payment	<Click Here>
Signature Guarantee or Customer Authentication	<Click Here>
Charges	<Click Here>
Certain Portfolios Impose a Short-Term Redemption Fee 	<Click Here>
Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death 	<Click Here>
Required Distributions On Death of Owner	<Click Here>
Annuity Date	<Click Here>
Annuity Income	<Click Here>
Contracts Owned by Trusts	<Click Here>
Contracts Owned Under UGMA/UTMA Arrangements	<Click Here>
Reports to Owners	<Click Here>
Tax Considerations	<Click Here>
Other Contract Provisions
Selling the Contracts	<Click Here>
Automatic Annuity Builder	<Click Here>
Dollar Cost Averaging	<Click Here>
Automatic Rebalancing	<Click Here>
Special Provisions For Sales Under Sponsored Arrangements	<Click Here>
More About The Investment Options And The Funds
Changes in Investment Options	<Click Here>
Total Return for an Investment Option	<Click Here>
Voting Rights	<Click Here>
Resolving Material Conflicts	<Click Here>
Litigation	<Click Here>
Appendix A: Table of Accumulation Unit Values	<Click Here>
Table of Contents of the Statement of Additional Information	<Click Here>

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Glossary

Accumulation Unit - A unit of interest in an Investment Option.

Accumulation Unit Value - The value of a particular Accumulation Unit at a particular time.

Annuitant or Annuitants - The person(s) designated by the Owner(s) to receive monthly annuity income payments.

Annuity Date - A date selected by the Owner(s) for annuity income payments to begin. This date can be as late as the first day of the month following the oldest Owner's 90th birthday. Once annuity income payments begin, Owners have no rights in the Contract.

Beneficiary or Beneficiaries - The person or persons who receive proceeds from the Contract if all the Owners die before the Annuity Date.

Code - The Internal Revenue Code of 1986, as amended.

Contract - The annuity contract described in this prospectus.

Contract Anniversary - The same month and day as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. We show this date in your Contract.

Contract Value - The total amount attributable to a Contract at any time before annuity income payments begin.

Contract Year - A year that starts on the Contract Date or a Contract Anniversary and ends at the close of business on the day before the next Contract Anniversary.

Exchanges - Transfers of values among the Investment Options.

Funds - The mutual fund portfolios in which the Investment Options invest.

Investment Options - The Subaccounts of the Variable Account to which you may allocate Contract Value. Each Subaccount invests exclusively in the shares of one Fund.

Owner(s) - also "You" or "you" - The one or two persons who have the ownership rights and privileges under the Contract before the Annuity Date. In general, two people may purchase a Contract only if they are spouses.

Purchase Payment(s) - The amount(s) you invest in a Contract before any deduction for premium taxes. This term includes the Initial Purchase Payment in return for which we issue your Contract and any additional Purchase Payments you make later.

Subaccounts - The divisions of the Variable Account, each of which invests exclusively in the shares of one Fund.

Total Return - A measure of the investment performance for an Investment Option from one Valuation Period to the next.

Valuation Period - The period of time between one determination of the value of Accumulation Units to the next determination. We make determinations as of the close of business of the New York Stock Exchange (normally 4 p.m. Eastern Time) each day that the Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

You or you - The one or two persons who own a Contract. Once the Contract is issued, the Owner(s) may not be changed, except that if a Contract has one Owner at the time of issue, that Owner may add a second Owner. This may be done only once. You may not remove an Owner.

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Summary of the Contract

Purpose

This variable annuity Contract allows you, the Owner(s), to accumulate money on a tax-deferred basis before the Annuity Date. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by revocable grantor trusts, the Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant must be age 85 or younger. We designed the Contract to provide income for retirement or to meet other long-term goals.

You may invest in one or more of the 47 Investment Options available under the Contract. Each Investment Option invests exclusively in shares of one Fund. Values invested in the Investment Options may increase, decrease or stay the same. You bear the investment risk.

A Contract may be purchased with money from any source, but you should generally not purchase a Contract with money from a qualified plan or other tax-deferred account (except for a deferred annuity contract).

The Contract provides for fixed annuity income payments to the Annuitant(s) each month beginning on the Annuity Date. You select the Annuity Date and the Annuitant(s). You can change the Annuitant(s) before annuity income payments begin.

Before the Annuity Date, you may exchange all of your Contract Value to any immediate annuity contract we then offer. Currently, we offer Income Advantage, a variable immediate annuity, Freedom Lifetime Income, a variable immediate annuity, and Guaranteed Income Annuity, a fixed immediate annuity.

Minimum Initial and Additional Purchase Payment Amounts

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $5,000. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $5,000.

We may limit the amount of any Purchase Payment or reject any Purchase Payment. We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

Withdrawals

You may withdraw part or all of your Contract Value at any time before the Annuity Date. If you withdraw all of your Contract Value the Contract will end.

You may not make a partial withdrawal from a Contract that would reduce your Contract Value to less than $5,000. The Contract Value is before any deductions for any charges we may impose, any Fund short-term redemption fees, and any taxes withheld, so the amount you receive may be less than the amount you withdraw.

Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations.

Termination

To help protect us against administrative expense risks, we include a provision in the Contracts that allows us to cancel smaller, inactive Contracts before the Annuity Date. We have the right to cancel your Contract if all of the following conditions exist at the same time: (1) no Purchase Payments have been made during the previous 36 months; (2) the total Purchase Payments credited to the Contract minus total withdrawals are less than $2,000; and (3) the Contract Value is less than $2,000. We will give you 30 days' notice before canceling your Contract, during which you may make an additional Purchase Payment to bring your Contract Value to $2,000 or more. If we cancel your Contract under this provision, we will pay you your Contract Value in a lump sum.

Annuity Income

For a Contract issued to one Owner, we pay monthly fixed annuity income to the Annuitant(s) beginning on the Annuity Date if the Owner is still alive on the Annuity Date. For a Contract issued to two Owners, we pay monthly fixed annuity income if either (1) both the Owners are alive on the Annuity Date or (2) one Owner is still alive on the Annuity Date and the surviving Owner was the deceased Owner's spouse at the time of death and elected to continue the contract as his or her own. However, Owners have no rights once annuity income payments begin.

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Income payments continue until all the Annuitants are no longer living, or for 120 monthly payments, whichever is longer. If there are two Annuitants when annuity income payments begin, payments will be made jointly to both Annuitants. If one Annuitant dies before the other, the remaining payments will be made solely to the surviving Annuitant. If there is one Annuitant receiving annuity income and that Annuitant dies before 120 monthly payments are made, the remaining payments will be made to that Annuitant's estate.

Death Of Owner(s)

If all the Owners die before the Annuity Date, then at the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer any portion of the Contract Value that is in the other Investment Options to the Money Market Investment Option. See Automatic Transfer to Money Market Investment Option Upon Due Proof Of Death.

Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation. See Required Distributions On Death of Owner.

Required Distributions On Death of Owner

If any Owner dies before the Annuity Date, the Contract must be distributed according to the requirements of the Code in order for the Contract to qualify as an annuity for tax purposes.

Accordingly, we will not make annuity income payments to the Annuitants even if the Contract Value has not been distributed by the Annuity Date unless (1) the Contract was owned jointly by spouses, and (2) the surviving spouse elected to continue the Contract as his or her own.

Survivng Owner

If a Contract has two Owners and one Owner dies, the surviving Owner, not the Beneficiary(ies), has the right to the Contract Value. If all the Owners die before the Annuity Date, then the Beneficiary(ies) have the right to the Contract Value.

A surviving spouse who is the surviving Owner will be able to continue the Contract as his or her own and will be treated as having been the sole Owner from the Contract Date, except that he or she will not be able to add a second Owner. Such a surviving spouse will be able to change the Annuity Date to a date as late as the first day of the month following his or her 90th birthday. Otherwise the Contract Value must be distributed in accordance with the applicable provisions of the Code. See Required Distributions on Death of Owner.

Charges

You will incur the following charges in connection with the Contracts.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%.

(3) Premium Taxes. We impose a charge equal to any premium taxes we are required to pay. Generally we impose the charge at the time we are required to pay the tax. In most states the charge is imposed on the Annuity Date. In some states it is imposed when Purchase Payments are made. See Charges.

(4) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(5) Charges for Fund Short-Term Redemption Fees. Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: VIP Consumer Industries Portfolio, VIP Cyclical Industries Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP International Capital Appreciation Portfolio, VIP Natural Resources Portfolio, VIP Overseas Portfolio, VIP Technology Portfolio, and VIP Telecommunications & Utilities Growth Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

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(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Taxes.

For further information about fees and expenses generally, See Charges.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Period

When this Contract is issued, you have 10 days after You receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, including any fees and charges, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used. See Free Look Privilege.

Important

The summary above provides only an overview of the more significant aspects of a Contract. You can find more detailed information in the rest of this Prospectus and in your Contract. Your Contract is the entire agreement between us and you, and you should retain your Contract.

FEE TABLE

The following tables describe the fees and expenses that you will pay while you own your Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Exchange Fee	None	$15.00A

A Although we do not currently intend to charge for Exchanges, we reserve the right to charge no more than $15.00 for each transfer in excess of six per Contract year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Separate Account Annual Expenses (as a percentage of average account value)	Maximum Charge
Mortality and Expense Risk Charge	0.20%
Administrative Charge	0.05%
Total Separate Account Annual Fees	0.25%

The next table describes the fees and expenses associated with the Funds that you will pay periodically during the time that you own a Contract. The table shows the minimum and maximum fees and expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in its prospectus.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	2.19%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: VIP Consumer Industries Portfolio, VIP Cyclical Industries Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP International Capital Appreciation Portfolio, VIP Natural Resources Portfolio, VIP Overseas Portfolio, VIP Technology Portfolio, and VIP Telecommunications & Utilities Growth Portfolio. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets.

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For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee". The annual operating expenses provided are based on estimated expenses.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown immediately below, regardless of whether you annuitize, make a full withdrawal, or continue your contract at the end of each of the time periods shown:

1 year	3 years	5 years	10 years
$ 247	$ 761	$ 1,301	$ 2,776

Facts About Empire Fidelity Investments Life, The Variable Account, And The Funds

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR Corp. own the voting common stock of FMR Corp. Our principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

FINANCIAL STATEMENTS

Financial statements for EFILI appear in the Statement of Additional Information ("SAI").

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THE FUNDS

There are currently 47 Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. Each Investment Option, except for VIP Index 500, invests in Investor Class shares of each Fund. VIP Index 500 invests in Initial Class shares of VIP Index 500 fund.

Fund	Investment Objective	Investment Adviser or any Sub-Adviser
FIDELITY
VIP Money Market	Seeks high level of current income consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
VIP Aggressive Growth	Seeks capital appreciation	Fidelity Management & Research Company
VIP International Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Growth Stock	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value	Seeks capital appreciation	Fidelity Management & Research Company
VIP Value Leaders	Seeks capital appreciation	Fidelity Management & Research Company
VIP Investor FreedomSM 2005	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor FreedomSM 2010	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor FreedomSM 2015	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor FreedomSM 2020	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor FreedomSM 2025	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor FreedomSM 2030	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
VIP Investor Freedom IncomeSM	Seeks high current income with preservation of principal	Strategic Advisers, Inc.
VIP FundsManager 20%	Seeks high current income, and as a secondary objective, capital appreciation	Strategic Advisers, Inc.
VIP FundsManager 50%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager 70%	Seeks high total return	Strategic Advisers, Inc.
VIP FundsManager 85%	Seeks high total return	Strategic Advisers, Inc.
VIP Asset ManagerSM	Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
VIP Asset Manager: Growth® 	Seeks to maximize total return over the long term by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
VIP Dynamic Capital Appreciation	Seeks capital appreciation	Fidelity Management & Research Company
VIP Overseas	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Real Estate	Seeks above average income and long-term capital growth, consistent with reasonable investment risk. The funds seeks to provide a yield that exceeds the composite yield of the S&P 500®	Fidelity Management & Research Company
VIP Strategic Income	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
VIP Value Strategies	Seeks capital appreciation	Fidelity Management & Research Company
VIP Equity-Income	Seeks reasonable income while also considering capital appreciation	Fidelity Management & Research Company
VIP Growth	Seeks to achieve capital appreciation	Fidelity Management & Research Company
VIP High Income	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
VIP Investment Grade Bond	Seeks high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
VIP Index 500 	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500	Geode Capital Management, LLC
VIP Contrafund®	Seeks long-term capital appreciation	Fidelity Management & Research Company
VIP Growth & Income	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
VIP Growth Opportunities	Seeks to provide capital growth	Fidelity Management & Research Company
VIP Balanced	Seeks both income and capital growth	Fidelity Management & Research Company
VIP Mid Cap	Seeks long-term growth of capital	Fidelity Management & Research Company
VIP Disciplined Small Cap	Seeks capital appreciation	Geode Capital Management, LLC
VIP Consumer Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Cyclical Industries	Seeks capital appreciation	Fidelity Management & Research Company
VIP Financial Services	Seeks capital appreciation	Fidelity Management & Research Company
VIP Health Care	Seeks capital appreciation	Fidelity Management & Research Company
VIP Natural Resources	Seeks capital appreciation	Fidelity Management & Research Company
VIP Technology	Seeks capital appreciation	Fidelity Management & Research Company
VIP Telecommunications & Utilities Growth	Seeks capital appreciation	Fidelity Management & Research Company
LAZARD
Retirement Emerging Markets	Seeks long-term capital appreciation	Lazard Asset Management, LLC
MORGAN STANLEY
Emerging Markets Debt	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Asset Management
Emerging Markets Equity	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Asset Management
Global Value Equity	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world including U.S. issuers	Morgan Stanley Asset Management
International Magnum	Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries	Morgan Stanley Asset Management

PRA

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442.

Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. You must complete an application to purchase any Contract.

You may purchase a Contract with money from any source, but you should generally not purchase a Contract with money from a plan qualified under section 401(a) of the Code, a 403(b) mutual fund account or a 403(b) tax sheltered annuity, a governmental 457(b) plan or an IRA.

To purchase a Contract, you must generally make an Initial Purchase Payment of at least $5,000. A smaller Initial Purchase Payment is available under some sponsored arrangements. Also, if you are purchasing a Contract by exchanging one or more annuity contracts or life insurance policies, you may purchase the Contract with a combination of (1) a check or other form of immediate payment of at least $250 and (2) assignment of your existing annuity contract or life insurance policy. The total value of the immediate payment and the existing annuity contract or life insurance policy must be at least $5,000. For Contracts owned by individuals, all Owners must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code all Owners must be age 85 or younger. For Contracts owned by revocable grantor trusts, the Annuitant must be age 80 or younger, except that if the Contract is purchased in an exchange under section 1035 of the Internal Revenue Code the Annuitant must be age 85 or younger.

  Application and Initial Purchase Payment

Once we receive your completed application in a form acceptable to us, we will apply the Initial Purchase Payment to the purchase of a Contract within two business days after we receive the application and Initial Purchase Payment at our Annuity Service Center. The address of our Annuity Service Center is P.O. Box 770001, Cincinnati, OH 45277-0051. The date that we credit your Initial Purchase Payment and your Contract becomes effective is called the Contract Date.

If we receive an incomplete application, or one that is not in an acceptable form, we will request the information needed to complete the application. If your application remains incomplete or otherwise unacceptable for five business days, we will return your Initial Purchase Payment unless we obtain your specific permission to retain it pending completion or revision of your application.

  Additional Purchase Payments

You may add money to a Contract before the Annuity Date if all the Owners are still living. The smallest additional Purchase Payment we will accept is generally $250. If your Contract is issued to two Owners and one Owner dies before the Annuity Date, we will not accept additional Purchase Payments unless the surviving Owner was the spouse of the deceased Owner at the time of death and elected to continue the Contract as his or her own.

You may also make regular monthly additional Purchase Payments of at least $100 by authorizing your bank to make regular transfers to us from your checking or savings account, or by authorizing regular transfers from your Fidelity Investments brokerage account. See Automatic Annuity Builder.

You may make a telephone, mail or Internet request to make an additional Purchase Payment of $100,000 or less by moving money from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity Investments account. You may also move money from your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal Program or Automatic Annuity Builder. See Systematic Withdrawal Program and Automatic Annuity Builder. To make an additional Purchase Payment of more than $100,000 from another account you must do so in writing. Any account from which money is to be transferred must have a registration identical to that of your Contract, or must be from an account in your name individually.

An additional Purchase Payment that you invest in any Investment Option(s) will be credited to your contract based on the next computed Accumulation Unit Value(s) for those Investment Option(s) after we receive your payment at our Annuity Service Center. See Accumulation Units.

PRA

We reserve the right to reject Purchase Payments made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Purchase Payments Made With Returned Checks Or Unfunded Electronic Funds Transfers

If you make a Purchase Payment with a check that is returned to us unpaid due to insufficient funds or for any other reason, or if your Purchase Payment is made by an electronic funds transfer that is later reversed due to lack of funds in the bank account from which the transfer was made or for any other reason, we will (1) reverse the transaction; and (2) if the reversal results in a loss of more than $1,000 to us, redeem a sufficient number of Accumulation Units from the Investment Options at the current Accumulation Unit Values to provide us with an amount equal to the loss. Money will be taken proportionately from all of the Investment Options in which you are invested. If there is not sufficient value in the Investment Options we may take legal action against you to recover any remaining losses we have incurred.

Any redemption we make under this provision may result in a taxable event to you, just as for any other withdrawal.

FREE LOOK PRIVILEGE

When this Contract is issued, you have 10 days after you receive it from us to examine it (the "free look period"). Unless it is a replacement Contract, in which case you have 60 days after you receive it from us to examine it. You can return the Contract to us at our Annuity Service Center for any reason during the free look period. If you do, the Contract will be canceled and will be void from the beginning. We will promptly refund the amount of your Initial Purchase Payment, including any fees and charges, plus or minus the investment performance of the Contract. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

You choose how to allocate your Purchase Payments among the Investment Options and the percentage to be allocated to each.

For the Initial Purchase Payment, you choose the allocation on the application. Depending on the state in which your Contract is delivered, amounts may be invested solely in the Money Market Investment Option for a short period of time after the Contract Date. Then we will transfer to the other Investment Options in accordance with your most recent allocation instructions. See Free Look Privilege above.

For any additional Purchase Payment, you may send written allocation instructions to us at our Annuity Service Center. You may also provide instructions through our website, www.fidelity.com, but only if they are in accordance with our then current rules. We do not accept instructions by fax. You may indicate whether your allocation instructions apply (1) only to the current additional Purchase Payment or (2) to the current additional Purchase Payment and all future additional Purchase Payments. If you do not indicate that your instructions apply to all future additional Purchase Payments then we will apply them only to the current additional Purchase Payment.

Instructions may be expressed in dollars or in percentages. All percentages must be in whole numbers, not decimals or fractions. If you give us instructions that in our judgment are unclear or incomplete, your Purchase Payment and any future Purchase Payments to which those instructions apply will be allocated to the Money Market Investment Option until we receive instructions that are clear and complete. Instructions may be unclear or incomplete if percentage allocations do not total 100% or for some other reason. You will be notified in the case of incomplete or unclear instructions and we will not be responsible for changes in unit values or for lost market opportunities.

At the time any Purchase Payment is invested in an Investment Option, we credit a number of Accumulation Units to your Contract based on each Investment Option's current Accumulation Unit Value. See Accumulation Units.

You should verify the accuracy of your transaction confirmations and statements immediately after you receive them. If you find a discrepancy with regard to a particular transaction you should notify the Annuity Service Center promptly. We will not be responsible for losses unless you notify us within fifteen calendar days from the first time we mail a confirmation or statement with details of the transaction.

MAKING EXCHANGES AMONG INVESTMENT OPTIONS

  In General

Before the Annuity Date, you may make transfers of money ("Exchanges") among the Investment Options by providing instructions to the Annuity Service Center. We do not accept instructions by fax or electronic mail.

PRA

We do not currently impose any charges when you make an Exchange but we reserve the right to impose a charge if you make Exchanges on more than six days during a calendar year.

Excessive Exchanges can disrupt the ability of a Fund to achieve its investment objective and increase the Fund's expenses. We reserve the right to limit the number of days on which you can make Exchanges, but you will always be able to make Exchanges on at least five days each calendar year.

Your request to make an Exchange may be expressed in terms of dollars, such as a request to move $5,000 from one Investment Option to another. You may also request a percentage reallocation among Investment Options. Percentage requests must be made in whole numbers. You cannot move less than $250 from any Investment Option except that if you have less than $250 in an Investment Option you may move the entire amount.

  Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Accumulation Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount to be transferred from the illiquid Investment Option will be uninvested.

  Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise this right only if we believe that doing so will prevent harm to other Owners.

  Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Funds are also available in products issued by other insurance companies. There is a significant risk that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectus for specific information about the Funds' short-term trading policies and risks.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

PRA

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or make an Exchange out of that Investment Option.

In addition, each Fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make EFILI unable to execute Contract Owner purchase, withdrawal or exchange transactions involving that Fund on that trading day. EFILI's policies and procedures are separate and independent from any policies and procedures of the Funds, and do not guarantee that the Funds will not reject orders placed by the Variable Account.

Frequent Trading Monitoring and Restriction Procedures.

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block by the mutual funds managed by FMR.

Exceptions. EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Dollar Cost Averaging, Automatic Rebalancing, Automatic Annuity Builder and annuity payments will not count toward an Investment Option's roundtrip limits;

(3) Transactions of $1,000 or less, within an investment option, will not count toward the roundtrip limits;

(4) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

PRA

ACCUMULATION UNITS

When a Purchase Payment is invested in an Investment Option we credit a number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used before the Annuity Date to calculate the value of your Contract in the Investment Option. The Accumulation Unit Value for an Investment Option is the value of one Accumulation Unit of that Investment Option at a particular time.

We determine the number of Accumulation Units to credit by dividing the dollar amount allocated to an Investment Option by the value of one Accumulation Unit for that Investment Option as of the end of the Valuation Period in which the Purchase Payment is received at our Annuity Service Center. The value of each Investment Option's Accumulation Units changes with the Total Return of the Investment Option each day that there is trading on the New York Stock Exchange. The Total Return reflects the investment performance of the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option. See Total Return for an Investment Option.

WITHDRAWALS

Any time before the Annuity Date, you may make a complete withdrawal of your entire Contract Value. We will send you the Contract Value less any taxes withheld and any applicable Fund short-term redemption fee. You must send us written instructions from all the Owners to make a complete withdrawal. Your Contract will terminate once the withdrawal has been processed.

You may also make partial withdrawals of $500 or more before the Annuity Date. You may not make a partial withdrawal that would reduce your Contract Value to less than $5,000.

If you request a partial withdrawal in an amount that is less than the total you have in all the Investment Options, you may choose the dollar amount or percentage to be withdrawn from each Investment Option. If you do not specify where we should take the money for a partial withdrawal, we will take it proportionately from all the Investment Options.

You may request partial withdrawals by providing instructions to the Annuity Service Center.

For jointly owned Contracts, all checks will be made payable to both Owners. You may have the money transferred to your Fidelity Investments brokerage or mutual fund account. You may have the money transferred to your bank account if you have previously provided us with the necessary information about the account in connection with participation in the Systematic Withdrawal program or Automatic Annuity Builder. All Owners must also appear as owners of the Fidelity Investments account or bank account.

Some withdrawals are subject to a federal penalty tax equal to 10% of the gain withdrawn. See Tax Considerations.

We will normally pay you the net amount of any complete or partial withdrawal within seven days after we receive the withdrawal request at the Annuity Service Center. The net amount is the amount of the withdrawal less any taxes withheld and any applicable Fund short-term redemption fee.

We may defer payment from the Investment Options for longer than seven days under certain limited circumstances. See Postponement of Payment.

SYSTEMATIC WITHDRAWAL PROGRAM

You may use our Systematic Withdrawal Program form to elect to take periodic withdrawals of at least $100 on a monthly, quarterly, semi-annual or annual basis. Your Contract Value must be at least $10,000 to begin this program. Withdrawals under the program will be taken from the Investment Options in accordance with EFILI's administrative rules, which we may change from time to time. Currently, withdrawals under the program will be taken proportionately from all the Investment Options.

If a systematic withdrawal would bring the Contract Value below $5,000, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $5,000, and the systematic withdrawal option will automatically terminate.

You may select any day of the month from the 1st to the 28th as the day your Systematic Withdrawal Program transactions will take place each period. If the New York Stock Exchange is not open on the scheduled day in a particular month, the withdrawal will take place on the next day the New York Stock Exchange is open for trading.

Each systematic withdrawal is subject to Fund short-term redemption fees and federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the Systematic Withdrawal Program.

PRA

POSTPONEMENT OF PAYMENT

In conformity with the Investment Company Act of 1940, we will generally pay any withdrawal within seven days after we receive the request. We may delay payment if (a) the disposal or valuation of the assets in an Investment Option is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits the postponement of payment to protect our Owners.

We will generally send: (1) any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request; (2) each annuity income payment on the first business day after the Annuity Income Date; and (3) any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. Payments delayed for 10 days or longer will be credited with interest at a rate at least equal to the minimum rate required by applicable law.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or customer authentication. A signature guarantee or customer authentication is designed to protect you and us from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership;

2. Any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

(1) Mortality and Expense Risk Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.20%. The risks we bear are mortality and expense risks.

We bear the mortality risk under a Contract, which is that Annuitants who receive annuity income payments guaranteed to last for their lifetimes will live longer than we project.

The expense risk we bear is the risk that the costs of issuing and administering the Contracts will be greater than we can collect through the Administrative Charge.

(2) Administrative Charge. We assess a daily charge against each Contract's assets at an effective annual rate of 0.05%. The administrative charge compensates us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge. We guarantee this charge will never increase.

(3) Premium Taxes. We deduct a charge equal to any premium taxes we are required to pay in connection with your Contract. In many states premium taxes are not imposed in connection with the Contracts. In some states a premium tax applies only on the Annuity Date. Currently, only Maine, South Dakota and Wyoming require us to pay a premium tax before the Annuity Date. In these states the premium tax applies to each Purchase Payment for a Contract. State premium taxes currently range from 0% to 3.5%.

(4) Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

(5) Fund Short-Term Redemption Fees and Expenses. Nine Investment Options invest in Funds that impose a short-term redemption fee. See Certain Portfolios Impose a Short-Term Redemption Fee. Any short-term redemption fees are retained by the Funds and are part of the Funds' assets. In addition, the Funds are subject to investment management fees and other expenses. See the prospectuses for the Funds for discussions of their expenses and fees.

(6) Charge for Exchanging Among Investment Options. We reserve the right to charge you if you make Exchanges among the Investment Options on more than six days during a calendar year. The charge will be not more than $15 for each additional day on which you make an Exchange. If your only Exchange on a given day results from Dollar Cost Averaging or Automatic Rebalancing, or because of a transfer from the Money Market Investment Option at the end of the Free Look Period, this will not count against the six day limit.

(7) Other Taxes. We reserve the right to charge for any other taxes (in addition to premium taxes) that we may have to pay. See EFILI's Taxes.

PRA

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN PORTFOLIOS IMPOSE A SHORT-TERM REDEMPTION FEE

Nine Investment Options invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that we pay are retained by the Funds and are part of the Funds' assets. The nine Funds that impose this fee are: VIP Consumer Industries Portfolio, VIP Cyclical Industries Portfolio, VIP Financial Services Portfolio, VIP Health Care Portfolio, VIP International Capital Appreciation Portfolio, VIP Natural Resources Portfolio, VIP Overseas Portfolio, VIP Technology Portfolio and VIP Telecommunications & Utilities Growth Portfolio.

An Owner who chooses to redeem an interest in an Investment Option that invests in a Fund that charges a redemption fee will be subject to a 1.0% Fund short-term redemption fee if and to the extent the interest in the Investment Option has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Investment Option occurs when you withdraw money from your Contract from that Investment Option or transfer from that Investment Option to another Investment Option. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58, you redeem 50 units from the Investment Option, when the value of those units is $500.

The fee applies to the entire amount redeemed. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units in an Investment Option that invests in a Fund that imposes a short-term redemption fee. On Day 58 you purchase an additional 50 units of the same Investment Option. On Day 65 you redeem 125 units of that Investment Option at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 58 are redeemed. The 100 units purchase on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 58 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 each), so the fee is $2.50 (1% of $250).

AUTOMATIC TRANSFER TO MONEY MARKET INVESTMENT OPTION UPON DUE PROOF OF DEATH

At the close of the Valuation Period in which we receive due proof of death of the last surviving Owner, we will transfer to the Money Market Investment Option any portion of the Contract Value in the other Investment Options. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options. If the Contract Value for any one Beneficiary is less than $5,000, then we will send that Beneficiary their entire portion of the Contract Value as soon as we have received all required documentation.

REQUIRED DISTRIBUTIONS ON DEATH OF OWNER

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to a surviving Owner or to Beneficiaries designated by the Owner if (1) the Beneficiary's or surviving Owner's entire interest is payable over the Beneficiary's or surviving Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or surviving Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or (2) the Beneficiary or surviving Owner is the surviving spouse of the deceased Owner, in which case the surviving spouse may elect to continue the Contract, or their portion of the Contract, as the Owner.

In the event of the death of an Owner who is also an Annuitant, the provisions of the Contract regarding the death of the Owner control and override any inconsistent provisions regarding the death of the Annuitant.

PRA

ANNUITY DATE

When your Contract is issued we will set the Annuity Date to be the first day of the calendar month following the oldest Owner's 90th birthday. You may change the Annuity Date to an earlier date by sending written notice to the Annuity Service Center. We must receive the notice at least 30 days before the Annuity Date you select. Any Annuity Date you choose must be the first day of a month.

ANNUITY INCOME

Annuity income payments begin on the Annuity Date if no Owner has died before then. Annuity income will also begin on the Annuity Date if an Owner dies before the Annuity Date if (1) the Contract was jointly owned by spouses, and (2) the surviving spouse/Beneficiary elected to continue the Contract as his or her own. A surviving spouse who elects to continue the Contract as his or her own may change the Annuity Date to be as late as the first day of the calendar month following his or her 90th birthday.

In all other cases involving the death of an Owner, the Contract must be distributed in accordance with the applicable provisions of the Code described in Required Distributions on Death of Owner, and the Annuitant(s) will not receive annuity income even if the Contract Value has not been distributed by the Annuity Date.

Annuity income payments continue until all Annuitants have died, or for 120 monthly payments, whichever is longer.

The Owner(s) may change the Annuitant(s) before the Annuity Date.

Before the Annuity Date you may withdraw all (but not a part) of your Contract Value to make a tax-free exchange in which you purchase any immediate annuity contract we then offer. Currently we offer Income Advantage, which provides variable and/or fixed annuity income, Freedom Lifetime Income, which provides variable annuity income, and Guaranteed Income Annuity, which provides fixed annuity income. See Tax Considerations.

If no Owner dies before the Annuity Date and there has not been a complete withdrawal, we will provide monthly fixed annuity income payments to the Annuitant or Annuitants who are living on the Annuity Date unless the Contract Value on the Annuity Date is not enough to provide an initial monthly annuity income payment of at least $20. In that case we may pay you the Contract Value in a lump sum instead of providing monthly annuity income.

To provide annuity income, on the Annuity Date, all Accumulation Units in the Investment Options will be redeemed and the money will be transferred to our general account. All money used to support annuity income payments will be held in our general account thereafter.

The first monthly annuity income payment will be made on the Annuity Date. We will determine the amount of monthly annuity income based upon the age(s) and sex(es) of the Annuitant(s) living on the Annuity Date and the annuity income purchase rate. The annuity income purchase rate will be the greater of:

(a) The guaranteed annuity income purchase rates set forth in your Contract; and

(b) The annuity rates in effect on the Annuity Date for the same payment option.

The monthly annuity income is determined by applying the applicable annuity income purchase rate to the Contract Value after deductions for any applicable taxes and any applicable Fund short-term redemption fees.

  Contracts with No Annuitants on the Annuity Date

If no Annuitant is living on the Annuity Date, the oldest Owner will be the Annuitant and the Contract will be administered according to the rules for Contracts with one Annuitant immediately below, unless the Owner is not a natural person.

  Contracts with One Annuitant on the Annuity Date

If there is one Annuitant living on the Annuity Date, all annuity income payments will be made to the Annuitant. Annuity income payments will stop at the death of the Annuitant or after 120 monthly payments, whichever is longer. The estate of the Annuitant will be responsible to notify us of the Annuitant's death and to repay any annuity income payments we have made after that date and before we have been notified of the death of the Annuitant.

If the Annuitant dies before receiving all annuity income due under the Contract, the remaining monthly annuity income payments will be paid to the Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

PRA

  Contracts with Two Annuitants on the Annuity Date

If there are two living Annuitants on the Annuity Date, we will make annuity income payments jointly to both Annuitants while they are both alive. After the death of one of the Annuitants we will continue to make monthly annuity income payments in the same amount to the surviving Annuitant. The surviving Annuitant is responsible to notify us of the death of the first Annuitant.

Annuity income payments will stop at the death of the surviving Annuitant, or after we have made 120 monthly payments, whichever is longer.

The estate of the last surviving Annuitant will be responsible to notify us of the death of the last surviving Annuitant and to repay any annuity income payments we have made after that date and before we have been notified of the death of the last surviving Annuitant.

If the surviving Annuitant dies before we have made all annuity income payments due under the Contract, any remaining annuity income will be paid to the surviving Annuitant's estate. The estate may choose instead to receive the present value of the remaining annuity income payments in a lump sum. The lump sum amount will generally be the present value of the remaining guaranteed annuity income payments, if any.

CONTRACTS OWNED BY TRUSTS

We will issue Contracts to revocable grantor trusts. There are special provisions that apply to these Contracts. The trust must be the Owner, and a second Owner cannot be added. At issue, the grantor of the trust must be the sole Annuitant, and the Annuitant may not be changed, although an additional Annuitant may be added at the Annuity Date. The Annuity Date will be the first day of the first calendar month after the grantor's 90th birthday, or an earlier date chosen by the Owner. The trust must be the sole Beneficiary. Also, we will require a representation from the grantor that the trust is for the sole benefit of the grantor/Annuitant. This is to ensure that the Contract will be respected as an annuity for purposes of federal income tax law.

CONTRACTS OWNED UNDER UGMA/UTMA ARRANGEMENTS

A Contract may be purchased pursuant to the provisions of the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act. For such Contracts, at issue (1) the minor must be the sole Owner, (2) the minor must be the only Annuitant, and (3) the sole Beneficiary must be the minor's estate. While the custodial arrangement is still in effect, the Annuitant may not be changed and an additional Annuitant may not be added.

When the minor reaches the age at which the applicable UGMA or UTMA statute provides that custodianship terminates, it is the custodian's responsibility to reregister the Contract, changing the ownership from the custodial arrangement to ownership in the name of the former minor.

REPORTS TO OWNERS

Before the Annuity Date, we will send you a statement showing your Contract Value four times each year. Each quarterly statement will also contain a summary of all transactions in your Contract since the previous statement.

You should immediately verify the accuracy of the information contained in these statements, and in the confirmations you may receive for individual transactions. If you find a discrepancy with respect to any transaction, you should notify us at our Annuity Service Center immediately. We will not be responsible for losses after fifteen calendar days from the first time we mail any statement or confirmation containing details of the transaction.

Also, twice each year we will send you semiannual reports for the Variable Account containing financial information for the Variable Account and lists of securities held by the Funds, as required by the Investment Company Act of 1940.

TAX CONSIDERATIONS

  Introduction

The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax advisor regarding the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. Although the discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not be changed by Congress, the Treasury Department, and judicial decisions.

PRA

This discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under the Contract. Also, this discussion does not address estate tax issues that might arise due to the death of an Owner or Annuitant. The particular situation of each Owner, Annuitant, and Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

In addition, we make no guarantee regarding any tax treatment - federal, state, or local - of any Contract or of any transaction involving a Contract.

Taxation of Non-Qualified Annuities in General

  Tax Deferral During Accumulation Period

Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity income payments or in some other form of distribution. However, as discussed below, this rule applies only if:

(1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

(2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

(3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

  Diversification Requirements

The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Subaccount of the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed currently on the excess of the Contract Value over the Purchase Payments paid for the Contract. The Subaccounts of the Variable Account intend to comply with the diversification requirements. In this regard, we have entered into agreements with the Funds under the Subaccounts that require the Funds to be "adequately diversified" in accordance with the Internal Revenue Code and Treasury Department regulations.

  Ownership Treatment

In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to make Exchanges among the Investment Options may cause you to be considered the owner of the assets of the Variable Account. We therefore reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

We do not know what limits might be set forth in any guidance that the IRS may issue, or whether any such limits would apply to existing Contracts.

  Nonnatural Owner

As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this rule for nonnatural Owners. Under one exception, a Contract will generally be treated as held by a natural person if the nominal owner is a trust or other entity that holds the Contract as an agent for a natural person. We do not intend to offer the Contracts to "nonnatural" persons. However, we will offer the Contracts to revocable grantor trusts in cases where the grantor represents that the trust is for the benefit of the sole grantor annuitant (i.e., the Contract is held by the trust for the benefit of a natural person (an "individual")). The following discussion assumes that a Contract will be owned by an individual.

PRA

  Delayed Annuity Commencement Dates

On the Contract Date, the Annuity Date is automatically set to be the first day of the calendar month following the oldest Owner's 90th birthday. Federal income tax rules do not expressly identify a particular age by which annuity income payments must begin. However, if the Contract's Annuity Date occurs (or is scheduled to occur) at too advanced an age, it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in the Owner's income.

The following discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

  Taxation of Partial and Complete Withdrawals

Partial withdrawals under a Contract are generally includible in income to the extent your Contract Value before the withdrawal exceeds your "investment in the contract." Amounts received under the Systematic Withdrawal Program are treated as partial withdrawals. In case of a complete withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time generally equals the total of the Purchase Payments made under the Contract to that time less any amounts previously received from the Contract, which were not included in income. In the case of a Contract purchased in a non-taxable exchange under section 1035 of the Code, the investment in the exchanged Contract will be carried over to your Contract and will be reduced by the amount of investment gain in the exchanged contract.

Partial and complete withdrawals may be subject to a 10% penalty tax. (See Penalty Tax on Premature Distributions.) Partial and complete withdrawals also may be subject to federal income tax withholding requirements. (See Federal Income Tax Withholding.)

  Taxation of Annuity Income Payments

Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of fixed income payments, like the annuity income payments provided under the Contract, the exclusion amount is determined by multiplying (1) the annuity income payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (as determined under Treasury Department regulations). Once the total amount of the investment in the contract is excluded, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

Where the Owner and the Annuitant are not the same person and are not married to one another, there are special income tax issues, such as who will be taxed on amounts under the Contract and when such amounts will be taxed. You should consult a tax advisor in those situations.

Annuity income payments may be subject to federal income tax withholding requirements. (See Federal Income Tax Withholding.)

  Distribution and Taxation of Proceeds

Prior to the Annuity Date, we may distribute amounts from a Contract because of the death of an Owner, or because of the death of the Annuitant in the case of a contract issued to a non-natural person. Such proceeds are includible in income as follows:

(1) if distributed in a lump sum, they are taxed in the same manner as a complete withdrawal, as described above; or

(2) if distributed under an Annuity Income Option, they are taxed generally in the same manner as annuity income payments, as described above.

After the Annuity Date, where a guaranteed period exists under an Annuity Income Option, and all the Annuitants die before the end of that period, payments we make to the estate of the last surviving Annuitant for the remainder of that period are includible in income as follows:

(1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

(2) if distributed in accordance with the existing Annuity Income Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includible in income.

Proceeds payable on death may be subject to federal income tax withholding requirements. (See Federal Income Tax Withholding.)

PRA

  Penalty Tax on Premature Distributions

In general, in the case of a distribution from a Contract, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income may be imposed unless the distribution:

(1) is made on or after the taxpayer attains age 59½;

(2) is made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

(3) is attributable to the Owner's becoming disabled (as defined in the tax law);

(4) is part of a series of substantially equal periodic payments (no less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law);

(5) is made under an immediate annuity contract (as defined in the tax law); or

(6) satisfies some other exception to this 10% penalty tax.

We believe that systematic withdrawals under the Systematic Withdrawal Program would not satisfy the exception to the 10 percent penalty tax described in (4) above. You should consult your tax advisor before electing to take systematic withdrawals commencing prior to age 59½.

  Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Exchanges of Contracts

We may issue the Contract in exchange for all or part of another annuity or life insurance contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the contract exchanged, increased by any additional Purchase Payments made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment or death benefit). If you exchange part of an existing contract for a Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. See Aggregation of Contracts.

In addition, before the Annuity Date, you may exchange all (but not part) of your Contract Value for any immediate annuity contract we then offer. Such an exchange will be tax free if certain requirements are satisfied. You should consult your tax advisor in connection with an exchange for or of a Contract.

You may be able to add a second Owner in certain circumstances. See Other Contract Provisions. There may be special income tax issues if you add a second Owner who is not your spouse. You should consult your tax advisor before adding a second Owner.

  Transfer of a Contract to or from a Revocable Grantor Trust

A Contract owned by a revocable grantor trust may be transferred to the grantor, and a Contract owned by one individual may be transferred to a revocable grantor trust of which the individual is the grantor. See Other Contract Provisions. The federal income tax treatment of such transfers is unclear. You should consult your tax advisor before making such a transfer.

  Taxation of Contracts Owned Under UGMA/UTMA Arrangements

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the 10% penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59½ , even if the custodian is 59½ or older.

PRA

  EFILI's Tax Status

EFILI is taxed as a life insurance company under the Internal Revenue Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under the existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

Other Contract Provisions

You should be aware of the following important provisions of your Contract.

1. Owner. Owners have rights and privileges as specified in the Contract. Owners own the Contract in accordance with all of its terms. The following forms of ownership, and others, are inconsistent with the terms of the Contract and will not be accepted: "joint tenants in common", "tenancy by the entirety", "joint tenants with rights of survivorship" and "joint ownership by husband and wife".

Before the Contract is issued, the Owners have the right on the application to (a) name the Annuitant(s) and Beneficiary(ies); and (b) allocate the Initial Purchase Payment among the Investment Options. The Owner(s) can change the Annuitant(s) before annuity income payments begin.

If you are the only Owner when your Contract is issued, you may later add a second Owner, but you may do this only once, and the second Owner must be younger than you. You may not add a second Owner if the Owner is a trust, or the Contract is held under a UGMA or UTMA arrangement. You may not remove an Owner.

After the Contract Date and before annuity income payments begin, the Owners have the right to (a) cancel the Contract during the Free Look Period; (b) allocate Purchase Payments among the Investment Options; (c) reallocate the Contract Value among the Investment Options; (d) make withdrawals; (e) name a second Owner (subject to the limitations in the previous paragraph) if the Contract has only one Owner; (f) change Annuitant(s) and Beneficiary(ies) (except that a Beneficiary designated as irrevocable may not be changed without the Beneficiary's consent); and (g) instruct us how to vote shares of the Funds attributable to the Contract.

For Contracts with two Owners, after the Contract Date and before annuity income payments begin, withdrawals, changes of the Annuity Date, changes of Annuitants and changes of Beneficiaries can be made only by both Owners acting together. Either Owner may exercise any other right under the Contract.

Beginning on the first day we provide annuity income to the Annuitant(s), the Owners have no rights.

If a Contract has two Owners who are not spouses, and one dies before the Annuity Date, federal tax law requires that the Contract Value be distributed to the remaining Owner within certain time limits. See Required Distributions on Death of Owner.

2. Annuitant(s). You name one or two Annuitants in the application for the Contract. You may change the Annuitant(s) by sending us a written notice. A deceased Annuitant may be replaced. You may also add an Annuitant, but there can never be more than two Annuitants at the same time. We must receive any notice adding or changing the Annuitant(s) at our Annuity Service Center at least 30 days before the Annuity Date.

If the Contract is owned by a trust, the Annuitant may not be changed and no Annuitant may be added until the annuity date.

Annuitants have no rights before the Annuity Date. Annuitants have the right to receive monthly annuity income payments beginning on the Annuity Date, unless an Owner has died before the Annuity Date, or unless the amount of annuity income would be less than $20 per month.

The amount of monthly annuity income payments depends on a number of factors, including each Annuitant's age and sex. If an Annuitant's age or sex has been misstated we will adjust the amount of monthly annuity income to reflect the actual age and/or sex. If we have previously overpaid monthly annuity income, we will withhold monthly annuity income until we have recovered the amount of the overpayment. If annuity income payments have ended, we will recover the amount of any overpayment from the estate(s) of the Annuitant(s). If we have previously underpaid monthly annuity income, we will make a lump sum payment equal to the amount previously underpaid, plus interest at 6% per annum, compounded annually.

PRA

If a Contract has one Owner and that Owner dies before the Annuity Date, then the Beneficiary(ies), not the Annuitant(s), will have the right to the Contract Value, and the Annuitant(s) will not receive any monthly annuity income.

If a Contract has two Owners and one Owner dies before the Annuity Date, then the surviving Owner, not the Annuitants, will have the right to the Contract Value. When the Annuity Date is later reached, the Annuitant(s) will not receive any monthly annuity income, subject to one exception. The exception is that if a surviving spouse/Beneficiary continues the Contract as his or her own, and the Annuity Date is reached, then the Annuitant(s) will receive monthly annuity income.

3. Beneficiary(ies). The Owner(s) name(s) a Beneficiary or Beneficiaries in the application, and can change Beneficiaries later. If all the Owners die before the Annuity Date, we will pay the Contract Value, less any applicable taxes, to the Beneficiary or Beneficiaries who survive all the Owners. If a Beneficiary survives all the Owners but does not live long enough to receive payment from us, we will pay the Beneficiary's estate.

For a Contract owned by a trust, the trust must be named as the sole Beneficiary.

Owner(s) must indicate in percentages what portion of the Contract each Beneficiary is to receive. If the total does not equal 100%, each Beneficiary's share will be determined by using a fraction, the numerator of which is the stated percentage for that Beneficiary, and the denominator of which is the total of the percentages indicated by the Owner(s).

Beneficiary designations must be in a form acceptable to us.

After the death of all the Owners, each Beneficiary has the right to withdraw their share of the Contract Value, as detailed below.

Before we make a payment to any Beneficiary, we must receive at our Annuity Service Center due proof of death (generally a death certificate) for each Owner and any required tax withholding and other forms. We may seek to obtain a death certificate directly from the appropriate governmental body if we believe that any Owner may have died.

At the close of the Valuation Period in which we receive the death certificate(s), we will transfer any portion of the Contract Value that is in the Investment Options to the Money Market Investment Option. Once we have determined the number of Beneficiaries who will share in the Contract Value, a Beneficiary who has returned all required documentation to us (including tax withholding and other forms) will be able to transfer his or her share of the Contract Value among the Investment Options.

We will not pay any Beneficiary until we have determined the number of Beneficiaries entitled to receive payment. This is to prevent us from overpaying one Beneficiary before making payment to other Beneficiaries.

Once we have received due proof of death and have determined the number of Beneficiaries to be paid, we will, upon written request received at our Annuity Service Center, pay any Beneficiary who has provided us with required tax withholding and other forms. We will then have no further obligations to that Beneficiary. If a Beneficiary has been designated to receive a specified fraction of the Contract Value, we will pay that fraction as determined on the date of payment. For example, if there are two Beneficiaries and each is designated to receive 50%, the first Beneficiary to receive payment would receive 50% of the Contract Value on the date the payment is made, and the other Beneficiary would later receive the remainder, which might be worth more or less than what was paid to the first Beneficiary.

4. Assignment. The Contract may not be sold, gifted, transferred, or assigned, and any purported gift, transfer or assignment will be void, except as follows: (a) the Contract may be assigned to an insurance company, regulated as such under the insurance laws of one of the United States, solely for the purpose of effecting a tax-free exchange under section 1035 of the Internal Revenue Code; (b) a Contract owned by a revocable grantor trust may be transferred to the grantor; and (c) a Contract owned by one individual may be transferred to a revocable grantor trust of which the individual is the grantor.

5. Non-Participating Contract. The Contract is "non-participating", meaning there are no dividends. Investment results of the Investment Options are reflected in the Contract Value and the other benefits under the Contract.

6. Notification of Death. If there are two Owners, the survivor is responsible for informing us of the other Owner's death. Both owners are responsible for notifying us of the death of any Annuitant if the Annuitant's death occurs before the Annuity Date. If all the Owners die, the Beneficiaries are responsible for notifying us of the death(s). If there are two Annuitants, each is responsible for notifying us of the death of the other if death occurs after the Annuity Date. The executor of the estate of the last surviving Annuitant is responsible for notifying us of that Annuitant's death, and to return any overpayment. If we provide too much annuity income because we are not notified of a death, we may take legal action to recover the overpayment.

PRA

7. Proof of Survival. If any payment under this Contract depends on an Annuitant or other recipient being alive on a given date, we may require proof of survival before making the payment.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC ("FBS") and Fidelity Insurance Agency, Inc. ("FIA") distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and of FMR Corp., our parent company. Fidelity Distributors Corporation ("FDC") is the distributor of the Fidelity family of funds, including the Funds. The principal business address of FBS and FDC is 82 Devonshire Street, Boston, Massachusetts 02109.

We pay FIA first year sales compensation of not more than 3% of Purchase Payments received.

AUTOMATIC ANNUITY BUILDER

You may use our Automatic Annuity Builder to make periodic, pre-authorized Purchase Payments by electronic funds transfers from your checking or savings account, or by transfers from your Fidelity Investments brokerage account. Your bank account must be at a banking institution which is a member of the Automated Clearing House. The minimum amount for each periodic transfer is $100. We may reduce this minimum for Contracts issued under certain sponsored arrangements. We will send you quarterly statements showing all transactions you make using Automatic Annuity Builder. We reserve the right to restrict your participation in Automatic Annuity Builder if on the scheduled date of any pre-authorized transfer there is not enough money in your checking or brokerage account to complete the transfer. You may select any day of the month from the 1st to the 28th as the day your automatic deductions will take place. If the New York Stock Exchange is not open on a day that is scheduled for an automatic deduction, the transaction will take place on the next day the New York Stock Exchange is open for trading.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly Exchanges at no charge from either the Money Market Investment Option or the Investment Grade Bond Investment Option (the "Source Option"), but not both, to any of the other Investment Options you select (the "Destination Options"). The minimum monthly transfer to each Destination Option is $250. You may change your Source Option and your Destination Options at any time, by calling us or by sending written notice to our Annuity Service Center.

You may select any day of the month from the 1st to the 28th as the day your Dollar Cost Averaging transactions will take place each month. If the New York Stock Exchange is not open on the scheduled day in a particular month, the Exchange will take place on the next day the New York Stock Exchange is open for trading.

If your balance in the Source Option on a transfer date is less than the amount to be transferred to the Destination Option(s), we will transfer all the money in the Source Option to the Destination Options proportionately, and your participation in the program will automatically terminate.

You may cancel Dollar Cost Averaging at any time by calling us or sending written notice to the Annuity Service Center.

You cannot use Dollar Cost Averaging at the same time that you use Automatic Rebalancing, which is described immediately below. We reserve the right to modify or terminate Dollar Cost Averaging.

AUTOMATIC REBALANCING

You can use Automatic Rebalancing at no charge to help you maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a quarterly, semi-annual or annual basis to return to the allocations you select on the Automatic Rebalancing instruction form.

You choose one day of the month from the 1st to the 28th for Automatic Rebalancing. If the New York Stock Exchange is not open on the scheduled day, the reallocation will take place on the next day the New York Stock Exchange is open for trading.

Automatic Rebalancing will continue until you notify us to cancel it. We reserve the right to modify or terminate Automatic Rebalancing. You may not use Automatic Rebalancing at the same time you use Dollar Cost Averaging, which is described immediately above.

Please note that Automatic Rebalancing may result in a Fund short-term redemption fee. For more details about this fee, including a list of the Funds that impose it, please see Certain Portfolios Impose a Short-Term Redemption Fee.

PRA

SPECIAL PROVISIONS FOR SALES UNDER SPONSORED ARRANGEMENTS

  Reductions of Minimum Purchase Payments

We may reduce the minimum Purchase Payment requirements for Contracts issued under sponsored arrangements. We determine the eligibility of a group for such reduced minimum Purchase Payments, and the minimum Purchase Payment amount for individuals in a particular group, by considering the following factors: (1) the size of the group; (2) the total amount of Purchase Payments we expect group members to make; (3) the nature of the group and the persistency we expect from the group; (4) the purpose for which the Contracts will be purchased; and (5) any other circumstances which we believe to be relevant in determining the level of expected administrative expenses we will incur.

Contracts we issue under a sponsored arrangement generally use unisex annuity income purchase rates.

More About The Investment Options And The Funds

CHANGES IN INVESTMENT OPTIONS

We may make additional Investment Options available to you from time to time. These Investment Options will invest in mutual funds that we find suitable for the Contracts.

We also have the right to eliminate Investment Options, to combine two or more Investment Options, or to substitute a new mutual fund for the mutual fund in which an Investment Option invests.

A substitution may become necessary if, in our judgment, a Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a Fund's investment objectives or restrictions, because the Fund is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return for an Investment Option is a measure of the investment performance for an Investment Option from one Valuation Period to the next.

An Investment Option's Total Return depends on the performance of the Fund in which the Investment Option invests. We determine the Total Return for an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance for the Investment Option for the Valuation Period and is net of the asset charges to the Investment Option.

The Total Return for an Investment Option can be greater or less than one. Therefore, the value of a unit in an Investment Option may increase or decrease.

The Total Return for an Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and dividing the result by (a) where:

(a) is the value of the assets of the Investment Option at the end of the preceding Valuation Period;

(b) is the investment income and capital gains, realized or unrealized, credited to the Investment Option during the current Valuation Period;

(c) is the sum of:

(1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period;

PLUS

(2) the deduction from the Investment Option during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.25%.

Shares of the Funds are valued at their net asset values. Any dividends or capital gains distributions from a Fund are reinvested in that Fund.

PRA

VOTING RIGHTS

We currently vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we will do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in an Investment Option by the net asset value of one share of the corresponding Fund. Fractional votes are counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting we will send you material by mail for providing us with your voting instructions.

If we do not receive your voting instructions in time, we will vote the shares in the same proportion as the instructions we receive from other Owners. We will also vote in the same proportionate manner any shares we hold in the Variable Account that are not attributable to Owners.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of a Fund, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Owner-initiated changes in investment policies or the investment advisor if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts of insurance companies offering variable annuity contracts and variable life insurance policies issued by other insurance companies, as well as to our Variable Account and other separate accounts we may establish.

Although we do not anticipate any disadvantages due to these arrangements, there is a possibility that a material conflict could arise between the interest of the Variable Account and one or more of the other separate accounts or qualified plans that hold shares of the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Owners and those of other insurance companies, or for some other reason. In the event of a conflict, we will take any steps necessary to protect our Owners and their Beneficiaries.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

PRA

Appendix A: Table of Accumulation Unit Values
Table of Contents of the Statement of Additional Information

PAGE
Accumulation Units	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388

PRA-pro-0406
1.819863.101

PRA

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

PERSONAL RETIREMENT ANNUITY
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2006

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2006, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	PAGE
Accumulation Units		2
Unavailability of Annuity Income Options in Certain Circumstances		2
IRS Required Distributions		2
Safekeeping of Variable Account Assets		2
Distribution of the Contracts		2
State Regulation		3
Legal Matters		3
Registration Statement		3
Experts		3
Financial Statements		3
Variable Account (enclosed) Empire Fidelity Investments Life Insurance Company (enclosed)

PRA-ptb-0406
1.819864.101

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.25%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.

The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the surviving Owner or Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Empire Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contract is distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Empire Fidelity Investments Life. The offering of the contract is continuous, and we do not anticipate discontinuing offering the Contract. However, we reserve the right to discontinue offering the Contract.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J. Pearlman, Senior Legal Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contract. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the company as of December 31, 2005 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

Empire Fidelity® Investments

Variable Annuity Account A

Annual Report

December 31, 2005

(fidelity_logo)(registered trademark)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 70,702	$ 4,915	$ 23,721	$ 863	$ 116,258	$ 2,054	$ 81,527	$ 963
Receivable from EFILI	0	0	0	0	2	0	1	0
Total Assets	70,702	4,915	23,721	863	116,260	2,054	81,528	963
Liabilities:
Payable to EFILI	6	0	0	0	0	0	0	0
Total net assets	$ 70,696	$ 4,915	$ 23,721	$ 863	$ 116,260	$ 2,054	$ 81,528	$ 963
Net Assets:
Fidelity Retirement Reserves	$ 67,378	$ 0	$ 19,893	$ 0	$ 104,754	$ 0	$ 75,108	$ 0
Fidelity Income Advantage	3,318	0	3,828	0	11,506	0	6,420	0
Fidelity Personal Retirement	0	4,915	0	863	0	2,054	0	963
Total net assets	$ 70,696	$ 4,915	$ 23,721	$ 863	$ 116,260	$ 2,054	$ 81,528	$ 963
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,418	-	697	-	1,814	-	1,312	-
Unit Value	$ 19.714858	$ -	$ 28.535047	$ -	$ 57.740982	$ -	$ 57.233286	$ -
Fidelity Income Advantage:
Units Outstanding	171	-	137	-	201	-	114	-
Unit Value	$ 19.453773	$	$ 28.156950	$ -	$ 56.975922	$ -	$ 56.474595	$ -
Fidelity Personal Retirement:
Units Outstanding	-	485	-	85	-	200	-	94
Unit Value	$ -	$ 10.125590	$ -	$ 10.119739	$ -	$ 10.252146	$ -	$ 10.265000

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond (b)	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager (b)	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 20,659	$ 7,800	$ 1,182	$ 63,258	$ 1,675	$ 63,402	$ 276
Receivable from EFILI	0	0	0	0	0	1	0
Total Assets	20,659	7,800	1,182	63,258	1,675	63,403	276
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 20,659	$ 7,800	$ 1,182	$ 63,258	$ 1,675	$ 63,403	$ 276
Net Assets:
Fidelity Retirement Reserves	$ 19,506	$ 6,932	$ 0	$ 52,069	$ 0	$ 57,123	$ 0
Fidelity Income Advantage	1,153	868	0	11,189	0	6,280	0
Fidelity Personal Retirement	0	0	1,182	0	1,675	0	276
Total net assets	$ 20,659	$ 7,800	$ 1,182	$ 63,258	$ 1,675	$ 63,403	$ 276
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	558	527	-	1,840	-	1,765	-
Unit Value	$ 34.973042	$ 13.142904	$ -	$ 28.304085	$ -	$ 32.360043	$ -
Fidelity Income Advantage:
Units Outstanding	32	67	-	401	-	195	-
Unit Value	$ 34.509572	$ 13.098778	$ -	$ 27.929165	$ -	$ 31.931267	$ -
Fidelity Personal Retirement:
Units Outstanding	-	-	107	-	167	-	27
Unit Value	$ -	$ -	$ 11.083346	$ -	$ 10.053687	$ -	$ 10.215049

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500 (b)	VIP - Asset Manager: Growth (b)	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund (b)	VIP - Contrafund Investor Class	VIP - Balanced (b)	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 84,729	$ 15,833	$ 143	$ 188,501	$ 3,148	$ 18,348	$ 699
Receivable from EFILI	1	0	0	2	0	0	0
Total Assets	84,730	15,833	143	188,503	3,148	18,348	699
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 84,730	$ 15,833	$ 143	$ 188,503	$ 3,148	$ 18,348	$ 699
Net Assets:
Fidelity Retirement Reserves	$ 74,889	$ 13,917	$ 0	$ 174,068	$ 0	$ 15,626	$ 0
Fidelity Income Advantage	7,890	1,916	0	14,435	0	2,722	0
Fidelity Personal Retirement	1,951	0	143	0	3,148	0	699
Total net assets	$ 84,730	$ 15,833	$ 143	$ 188,503	$ 3,148	$ 18,348	$ 699
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,254	656	-	4,356	-	1,001	-
Unit Value	$ 33.226389	$ 21.208492	$ -	$ 39.957211	$ -	$ 15.603631	$ -
Fidelity Income Advantage:
Units Outstanding	239	91	-	365	-	177	-
Unit Value	$ 32.786055	$ 20.927430	$ -	$ 39.427775	$ -	$ 15.396848	$ -
Fidelity Personal Retirement:
Units Outstanding	192	-	14	-	295	-	67
Unit Value	$ 10.176377	$ -	$ 10.235442	$ -	$ 10.672263	$ -	$ 10.428368

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation (b)	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income (b)	VIP - Growth & Income Investor Class	VIP - Growth Opportunities (b)	VIP - Growth Opportunities Investor Class	VIP - Mid Cap (b)	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 4,394	$ 27	$ 29,207	$ 192	$ 13,572	$ 43	$ 74,399	$ 1,931
Receivable from EFILI	0	0	1	0	0	0	1	0
Total Assets	4,394	27	29,208	192	13,572	43	74,400	1,931
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,394	$ 27	$ 29,208	$ 192	$ 13,572	$ 43	$ 74,400	$ 1,931
Net Assets:
Fidelity Retirement Reserves	$ 3,946	$ 0	$ 24,554	$ 0	$ 12,010	$ 0	$ 67,207	$ 0
Fidelity Income Advantage	448	0	4,654	0	1,562	0	7,193	0
Fidelity Personal Retirement	0	27	0	192	0	43	0	1,931
Total net assets	$ 4,394	$ 27	$ 29,208	$ 192	$ 13,572	$ 43	$ 74,400	$ 1,931
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	296	-	1,412	-	928	-	3,490	-
Unit Value	$ 13.343564	$ -	$ 17.382605	$ -	$ 12.943066	$ -	$ 19.255905	$ -
Fidelity Income Advantage:
Units Outstanding	34	-	271	-	123	-	377	-
Unit Value	$ 13.282852	$ -	$ 17.152267	$ -	$ 12.771521	$ -	$ 19.037182	$ -
Fidelity Personal Retirement:
Units Outstanding	-	2	-	18	-	4	-	181
Unit Value	$ -	$ 10.918229	$ -	$ 10.496200	$ -	$ 10.628448	$ -	$ 10.672078

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies (b)	VIP - Value Strategies Investor Class	VIP - Telecomm. and Utilities Growth (b)	VIP - Technology (b)	VIP - Technology Investor Class	VIP - Natural Resources (b)	VIP - Natural Resources Investor Class
Assets:
Investments at market value	$ 12,211	$ 789	$ 2,989	$ 7,170	$ 221	$ 22,720	$ 522
Receivable from EFILI	0	0	0	0	0	0	0
Total Assets	12,211	789	2,989	7,170	221	22,720	522
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0
Total net assets	$ 12,211	$ 789	$ 2,989	$ 7,170	$ 221	$ 22,720	$ 522
Net Assets:
Fidelity Retirement Reserves	$ 11,213	$ 0	$ 2,825	$ 6,641	$ 0	$ 21,883	$ 0
Fidelity Income Advantage	998	0	164	529	0	837	0
Fidelity Personal Retirement	0	789	0	0	221	0	522
Total net assets	$ 12,211	$ 789	$ 2,989	$ 7,170	$ 221	$ 22,720	$ 522
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	854	-	278	657	-	1,151	-
Unit Value	$ 13.123949	$ -	$ 10.152095	$ 10.107990	$ -	$ 19.016587	$ -
Fidelity Income Advantage:
Units Outstanding	76	-	15	52	-	44	-
Unit Value	$ 13.064263	$ -	$ 10.062003	$ 10.018271	$ -	$ 18.847815	$ -
Fidelity Personal Retirement:
Units Outstanding	-	77	-	-	20	-	48
Unit Value	$ -	$ 10.269353	$ -	$ -	$ 10.784018	$ -	$ 10.923475

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care (b)	VIP - Health Care Investor Class	VIP - Financial Services (b)	VIP - Financial Services Investor Class	VIP - Cyclical Industries (b)	VIP - Cyclical Industries Investor Class	VIP - Consumer Industries (b)	VIP - Consumer Industries Investor Class
Assets:
Investments at market value	$ 9,481	$ 281	$ 3,549	$ 137	$ 3,793	$ 36	$ 446	$ 25
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	9,481	281	3,549	137	3,793	36	446	25
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 9,481	$ 281	$ 3,549	$ 137	$ 3,793	$ 36	$ 446	$ 25
Net Assets:
Fidelity Retirement Reserves	$ 9,117	$ 0	$ 3,326	$ 0	$ 3,401	$ 0	$ 431	$ 0
Fidelity Income Advantage	364	0	223	0	392	0	15	0
Fidelity Personal Retirement	0	281	0	137	0	36	0	25
Total net assets	$ 9,481	$ 281	$ 3,549	$ 137	$ 3,793	$ 36	$ 446	$ 25
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	754	-	253	-	223	-	39	-
Unit Value	$ 12.094341	$ -	$ 13.138012	$ -	$ 15.253730	$ -	$ 11.162411	$ -
Fidelity Income Advantage:
Units Outstanding	31	-	17	-	26	-	1	-
Unit Value	$ 11.986960	$ -	$ 13.021429	$ -	$ 15.118300	$ -	$ 11.063304	$ -
Fidelity Personal Retirement:
Units Outstanding	-	27	-	13	-	3	-	2
Unit Value	$ -	$ 10.376152	$ -	$ 10.708357	$ -	$ 10.496459	$ -	$ 10.060965

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate (b)	VIP - Real Estate Investor Class	VIP - Strategic Income (b)	VIP - Strategic Income Investor Class	VIP - Aggressive Growth	VIP - Aggressive Growth Investor Class	VIP - International Capital Appreciation	VIP - International Capital Appreciation Investor Class
Assets:
Investments at market value	$ 12,132	$ 176	$ 10,736	$ 852	$ 327	$ 8	$ 449	$ 417
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	12,132	176	10,736	852	327	8	449	417
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 12,132	$ 176	$ 10,736	$ 852	$ 327	$ 8	$ 449	$ 417
Net Assets:
Fidelity Retirement Reserves	$ 11,349	$ 0	$ 9,325	$ 0	$ 312	$ 0	$ 422	$ 0
Fidelity Income Advantage	783	0	1,411	0	15	0	27	0
Fidelity Personal Retirement	0	176	0	852	0	8	0	417
Total net assets	$ 12,132	$ 176	$ 10,736	$ 852	$ 327	$ 8	$ 449	$ 417
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	679	-	837	-	29	-	37	-
Unit Value	$ 16.711049	$ -	$ 11.136885	$ -	$ 10.867786	$ -	$ 11.381011	$ -
Fidelity Income Advantage:
Units Outstanding	47	-	127	-	1	-	2	-
Unit Value	$ 16.635044	$ -	$ 11.099490	$ -	$ 10.856881	$ -	$ 11.369581	$ -
Fidelity Personal Retirement:
Units Outstanding	-	17	-	84	-	1	-	39
Unit Value	$ -	$ 10.450591	$ -	$ 10.093257	$ -	$ 10.293504	$ -	$ 10.773395

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 2,192	$ 71	$ 708	$ 151	$ 1,486	$ 39	$ 727	$ 457
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	2,192	71	708	151	1,486	39	727	457
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 2,192	$ 71	$ 708	$ 151	$ 1,486	$ 39	$ 727	$ 457
Net Assets:
Fidelity Retirement Reserves	$ 1,961	$ 0	$ 615	$ 0	$ 1,309	$ 0	$ 727	$ 0
Fidelity Income Advantage	231	0	93	0	177	0	0	0
Fidelity Personal Retirement	0	71	0	151	0	39	0	457
Total net assets	$ 2,192	$ 71	$ 708	$ 151	$ 1,486	$ 39	$ 727	$ 457
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	181	-	58	-	124	-	71	-
Unit Value	$ 10.829715	$ -	$ 10.659728	$ -	$ 10.580332	$ -	$ 10.232200	$ -
Fidelity Income Advantage:
Units Outstanding	21	-	9	-	17	-	-	-
Unit Value	$ 10.818844	$ -	$ 10.649033	$ -	$ 10.569716	$ -	$ -	$ -
Fidelity Personal Retirement:
Units Outstanding	-	7	-	15	-	4	-	45
Unit Value	$ -	$ 10.420366	$ -	$ 10.283262	$ -	$ 10.319029	$ -	$ 10.140618

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class
Assets:
Investments at market value	$ 142	$ 106	$ 2,296	$ 140	$ 2,457	$ 115	$ 2,024	$ 170
Receivable from EFILI	0	0	0	0	0	0	0	0
Total Assets	142	106	2,296	140	2,457	115	2,024	170
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 142	$ 106	$ 2,296	$ 140	$ 2,457	$ 115	$ 2,024	$ 170
Net Assets:
Fidelity Retirement Reserves	$ 142	$ 0	$ 2,296	$ 0	$ 2,457	$ 0	$ 1,984	$ 0
Fidelity Income Advantage	0	0	0	0	0	0	40	0
Fidelity Personal Retirement	0	106	0	140	0	115	0	170
Total net assets	$ 142	$ 106	$ 2,296	$ 140	$ 2,457	$ 115	$ 2,024	$ 170
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	14	-	219	-	231	-	185	-
Unit Value	$ 10.482208	$ -	$ 10.505957	$ -	$ 10.637096	$ -	$ 10.735034	$ -
Fidelity Income Advantage:
Units Outstanding	-	-	-	-	-	-	4	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -	$ 10.735034	$ -
Fidelity Personal Retirement:
Units Outstanding	-	10	-	14	-	11	-	16
Unit Value	$ -	$ 10.240627	$ -	$ 10.260629	$ -	$ 10.320629	$ -	$ 10.371013

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 347	$ 176	$ 505	$ 8	$ 30,287	$ 5,680
Receivable from EFILI	0	0	0	0	0	0
Total Assets	347	176	505	8	30,287	5,680
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 347	$ 176	$ 505	$ 8	$ 30,287	$ 5,680
Net Assets:
Fidelity Retirement Reserves	$ 338	$ 0	$ 505	$ 0	$ 25,276	$ 5,357
Fidelity Income Advantage	9	0	0	0	5,011	323
Fidelity Personal Retirement	0	176	0	8	0	0
Total net assets	$ 347	$ 176	$ 505	$ 8	$ 30,287	$ 5,680
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	31	-	46	-	1,415	278
Unit Value	$ 10.801866	$ -	$ 10.886694	$ -	$ 17.866153	$ 19.261349
Fidelity Income Advantage:
Units Outstanding	1	-	-	-	284	17
Unit Value	$ 10.801866	$ -	$ -	$ -	$ 17.629341	$ 19.006243
Fidelity Personal Retirement:
Units Outstanding	-	17	-	1	-	-
Unit Value	$ -	$ 10.401050	$ -	$ 10.431084	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II (b)	OMIF - Small Cap (b)	OMIF - Select Value (b)	OMIF - Technologies & Communications (b)
Assets:
Investments at market value	$ 6,280	$ 5,222	$ 2,069	$ 8,688	$ 3,831	$ 7,284
Receivable from EFILI	0	0	0	0	0	0
Total Assets	6,280	5,222	2,069	8,688	3,831	7,284
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 6,280	$ 5,222	$ 2,069	$ 8,688	$ 3,831	$ 7,284
Net Assets:
Fidelity Retirement Reserves	$ 5,619	$ 4,485	$ 1,986	$ 7,593	$ 3,482	$ 7,017
Fidelity Income Advantage	661	737	83	1,095	349	267
Fidelity Personal Retirement	0	0	0	0	0	0
Total net assets	$ 6,280	$ 5,222	$ 2,069	$ 8,688	$ 3,831	$ 7,284
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	371	364	189	370	211	795
Unit Value	$ 15.156689	$ 12.311436	$ 10.513610	$ 20.509011	$ 16.524091	$ 8.830765
Fidelity Income Advantage:
Units Outstanding	44	61	8	54	21	31
Unit Value	$ 14.955858	$ 12.148294	$ 10.374139	$ 20.237188	$ 16.305102	$ 8.713542
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Assets and Liabilities - continued

December 31, 2005

(In thousands, except per unit data)	Subaccounts Investing In:
	OMIF - Large Cap Growth (b)	WFAF - Discovery (b)	WFAF - Opportunity (b)	CST - Small Cap Growth	CST - International Focus	CST - Global Small Cap Focus (b)
Assets:
Investments at market value	$ 7,869	$ 6,066	$ 4,681	$ 4,500	$ 1,831	$ 2,317
Receivable from EFILI	0	0	0	0	0	0
Total Assets	7,869	6,066	4,681	4,500	1,831	2,317
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 7,869	$ 6,066	$ 4,681	$ 4,500	$ 1,831	$ 2,317
Net Assets:
Fidelity Retirement Reserves	$ 7,299	$ 5,571	$ 4,040	$ 4,316	$ 1,740	$ 2,034
Fidelity Income Advantage	570	495	641	184	91	283
Fidelity Personal Retirement	0	0	0	0	0	0
Total net assets	$ 7,869	$ 6,066	$ 4,681	$ 4,500	$ 1,831	$ 2,317
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	457	368	211	376	140	158
Unit Value	$ 15.958293	$ 15.157481	$ 19.130589	$ 11.472672	$ 12.398225	$ 12.904099
Fidelity Income Advantage:
Units Outstanding	36	33	34	16	7	22
Unit Value	$ 15.746711	$ 14.956463	$ 18.877095	$ 11.320552	$ 12.233925	$ 12.733046
Fidelity Personal Retirement:
Units Outstanding	-	-	-	-	-	-
Unit Value	$ -	$ -	$ -	$ -	$ -	$ -

(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class (a)	VIP - High Income	VIP - High Income Investor Class (a)	VIP - Equity-Income	VIP - Equity-Income Investor Class (a)	VIP - Growth	VIP - Growth Investor Class (a)
Income:
Dividends	$ 2,272	$ 12	$ 3,903	$ 62	$ 2,008	$ 0	$ 435	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	552	0	175	0	829	0	586	0
Administrative and other charges	37	0	12	0	55	0	39	0
Total expenses	589	0	187	0	884	0	625	0
Fidelity Income Advantage:
Mortality and expense risk charges	19	0	26	0	76	0	46	0
Administrative and other charges	7	0	9	0	25	0	15	0
Total expenses	26	0	35	0	101	0	61	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	1	0	0	0	0	0	0
Total expenses	615	1	222	0	985	0	686	0
Net investment income (loss)	1,657	11	3,681	62	1,023	0	(251)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	93	0	1,996	0	(4,336)	0
Realized gain distributions	0	0	0	0	4,412	0	0	0
Net realized gain (loss) on investments	0	0	93	0	6,408	0	(4,336)	0
Unrealized appreciation (depreciation)	0	0	(3,317)	(55)	(1,661)	(6)	8,371	(6)
Net increase (decrease) in net assets from operations	$ 1,657	$ 11	$ 457	$ 7	$ 5,770	$ (6)	$ 3,784	$ (6)

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class (a)	VIP - Investment Grade Bond (b)	VIP - Investment Grade Bond Investor Class (a)	VIP - Asset Manager (b)	VIP - Asset Manager Investor Class (a)
Income:
Dividends	$ 137	$ 34	$ 0	$ 2,455	$ 0	$ 1,783	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	143	37	0	415	0	452	0
Administrative and other charges	9	3	0	28	0	30	0
Total expenses	152	40	0	443	0	482	0
Fidelity Income Advantage:
Mortality and expense risk charges	7	4	0	79	0	36	0
Administrative and other charges	2	1	0	27	0	12	0
Total expenses	9	5	0	106	0	48	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	161	45	0	549	0	530	0
Net investment income (loss)	(24)	(11)	0	1,906	0	1,253	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(249)	288	0	(34)	0	(276)	0
Realized gain distributions	107	25	0	1,483	0	23	0
Net realized gain (loss) on investments	(142)	313	0	1,449	0	(253)	0
Unrealized appreciation (depreciation)	3,416	756	50	(2,489)	14	951	1
Net increase (decrease) in net assets from operations	$ 3,250	$ 1,058	$ 50	$ 866	$ 14	$ 1,951	$ 1

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Index 500 (b)	VIP - Asset Manager: Growth (b)	VIP - Asset Manager: Growth Investor Class (a)	VIP - Contrafund (b)	VIP - Contrafund Investor Class (a)	VIP - Balanced (b)	VIP - Balanced Investor Class (a)
Income:
Dividends	$ 1,526	$ 435	$ 0	$ 483	$ 0	$ 418	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	588	114	0	1,193	0	106	0
Administrative and other charges	39	8	0	80	0	7	0
Total expenses	627	122	0	1,273	0	113	0
Fidelity Income Advantage:
Mortality and expense risk charges	50	13	0	87	0	20	0
Administrative and other charges	17	5	0	29	0	7	0
Total expenses	67	18	0	116	0	27	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	1	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	1	0	0
Total expenses	694	140	0	1,389	1	140	0
Net investment income (loss)	832	295	0	(906)	(1)	278	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,055	(744)	0	4,531	0	88	0
Realized gain distributions	0	0	0	30	0	11	0
Net realized gain (loss) on investments	1,055	(744)	0	4,561	0	99	0
Unrealized appreciation (depreciation)	1,362	876	0	22,233	3	468	4
Net increase (decrease) in net assets from operations	$ 3,249	$ 427	$ 0	$ 25,888	$ 2	$ 845	$ 4

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation (b)	VIP - Dynamic Capital Appreciation Investor Class (a)	VIP - Growth & Income (b)	VIP - Growth & Income Investor Class (a)	VIP - Growth Opportunities (b)	VIP - Growth Opportunities Investor Class (a)	VIP - Mid Cap (b)	VIP - Mid Cap Investor Class (a)
Income:
Dividends	$ 0	$ 0	$ 493	$ 0	$ 134	$ 0	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	16	0	199	0	96	0	482	0
Administrative and other charges	1	0	13	0	6	0	32	0
Total expenses	17	0	212	0	102	0	514	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	33	0	12	0	43	0
Administrative and other charges	0	0	11	0	4	0	14	0
Total expenses	1	0	44	0	16	0	57	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	18	0	256	0	118	0	571	0
Net investment income (loss)	(18)	0	237	0	16	0	(571)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	72	0	(608)	0	227	0	7,886	0
Realized gain distributions	0	0	0	0	0	0	1,156	0
Net realized gain (loss) on investments	72	0	(608)	0	227	0	9,042	0
Unrealized appreciation (depreciation)	389	0	2,276	0	861	0	2,794	30
Net increase (decrease) in net assets from operations	$ 443	$ 0	$ 1,905	$ 0	$ 1,104	$ 0	$ 11,265	$ 30

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies (b)	VIP - Value Strategies Investor Class (a)	VIP - Telecomm. and Utilities Growth (b)	VIP - Technology (b)	VIP - Technology Investor Class (a)	VIP - Natural Resources (b)	VIP - Natural Resources Investor Class (a)
Income:
Dividends	$ 0	$ 0	$ 58	$ 30	$ 0	$ 91	$ 2
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	110	0	19	52	0	125	0
Administrative and other charges	7	0	1	3	0	8	0
Total expenses	117	0	20	55	0	133	0
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	1	4	0	3	0
Administrative and other charges	2	0	0	1	0	1	0
Total expenses	9	0	1	5	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	126	0	21	60	0	137	0
Net investment income (loss)	(126)	0	37	(30)	0	(46)	2
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	539	0	151	1	0	3,139	0
Realized gain distributions	596	0	88	0	0	1,060	20
Net realized gain (loss) on investments	1,135	0	239	1	0	4,199	20
Unrealized appreciation (depreciation)	(906)	2	(83)	533	0	820	(22)
Net increase (decrease) in net assets from operations	$ 103	$ 2	$ 193	$ 504	$ 0	$ 4,973	$ 0

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Health Care (b)	VIP - Health Care Investor Class (a)	VIP - Financial Services (b)	VIP - Financial Services Investor Class (a)	VIP - Cyclical Industries (b)	VIP - Cyclical Industries Investor Class (a)	VIP - Consumer Industries (b)	VIP - Consumer Industries Investor Class (a)
Income:
Dividends	$ 15	$ 0	$ 48	$ 0	$ 23	$ 0	$ 0	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	56	0	26	0	26	0	5	0
Administrative and other charges	4	0	2	0	2	0	0	0
Total expenses	60	0	28	0	28	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	1	0	2	0	0	0
Administrative and other charges	1	0	0	0	1	0	0	0
Total expenses	2	0	1	0	3	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	62	0	29	0	31	0	5	0
Net investment income (loss)	(47)	0	19	0	(8)	0	(5)	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	238	0	316	0	390	0	29	0
Realized gain distributions	0	0	0	0	311	3	0	0
Net realized gain (loss) on investments	238	0	316	0	701	3	29	0
Unrealized appreciation (depreciation)	943	(2)	(144)	0	(276)	(3)	(24)	0
Net increase (decrease) in net assets from operations	$ 1,134	$ (2)	$ 191	$ 0	$ 417	$ 0	$ 0	$ 0

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate (b)	VIP - Real Estate Investor Class (a)	VIP - Strategic Income (b)	VIP - Strategic Income Investor Class (a)	VIP - Aggressive Growth (a)	VIP - Aggressive Growth Investor Class (a)	VIP - International Capital Appreciation (a)	VIP - International Capital Appreciation Investor Class (a)
Income:
Dividends	$ 303	$ 4	$ 436	$ 34	$ 0	$ 0	$ 1	$ 1
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	82	0	59	0	1	0	1	0
Administrative and other charges	6	0	4	0	0	0	0	0
Total expenses	88	0	63	0	1	0	1	0
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	6	0	0	0	0	0
Administrative and other charges	2	0	2	0	0	0	0	0
Total expenses	7	0	8	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	95	0	71	0	1	0	1	0
Net investment income (loss)	208	4	365	34	(1)	0	0	1
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,114	0	181	3	11	0	2	0
Realized gain distributions	688	9	62	2	9	0	0	0
Net realized gain (loss) on investments	1,802	9	243	5	20	0	2	0
Unrealized appreciation (depreciation)	(497)	(13)	(398)	(31)	1	0	30	19
Net increase (decrease) in net assets from operations	$ 1,513	$ 0	$ 210	$ 8	$ 20	$ 0	$ 32	$ 20

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders (a)	VIP - Value Leaders Investor Class (a)	VIP - Value (a)	VIP - Value Investor Class (a)	VIP - Growth Stock (a)	VIP - Growth Stock Investor Class (a)	VIP - Freedom Income (a)	VIP - Freedom Income Investor Class (a)
Income:
Dividends	$ 9	$ 0	$ 3	$ 1	$ 0	$ 0	$ 7	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5	0	2	0	4	0	2	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	5	0	2	0	4	0	2	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	1	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	1	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	5	0	2	1	5	0	2	0
Net investment income (loss)	4	0	1	0	(5)	0	5	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2	0	8	0	3	0	2	0
Realized gain distributions	5	0	0	0	0	0	0	0
Net realized gain (loss) on investments	7	0	8	0	3	0	2	0
Unrealized appreciation (depreciation)	74	0	13	0	35	0	5	6
Net increase (decrease) in net assets from operations	$ 85	$ 0	$ 22	$ 0	$ 33	$ 0	$ 12	$ 6

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005 (a)	VIP - Freedom 2005 Investor Class (a)	VIP - Freedom 2010 (a)	VIP - Freedom 2010 Investor Class (a)	VIP - Freedom 2015 (a)	VIP - Freedom 2015 Investor Class (a)	VIP - Freedom 2020 (a)	VIP - Freedom 2020 Investor Class (a)
Income:
Dividends	$ 1	$ 0	$ 11	$ 0	$ 14	$ 0	$ 12	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	4	0	5	0	5	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	4	0	5	0	5	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	0	0	4	0	5	0	5	0
Net investment income (loss)	1	0	7	0	9	0	7	0
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	10	0	11	0	0	0	3	0
Realized gain distributions	0	0	0	0	0	0	0	0
Net realized gain (loss) on investments	10	0	11	0	0	0	3	0
Unrealized appreciation (depreciation)	4	0	24	0	71	3	79	3
Net increase (decrease) in net assets from operations	$ 15	$ 0	$ 42	$ 0	$ 80	$ 3	$ 89	$ 3

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025 (a)	VIP - Freedom 2025 Investor Class (a)	VIP - Freedom 2030 (a)	VIP - Freedom 2030 Investor Class (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 2	$ 0	$ 3	$ 0	$ 68	$ 419
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1	0	2	0	140	37
Administrative and other charges	0	0	0	0	9	3
Total expenses	1	0	2	0	149	40
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	5	2
Administrative and other charges	0	0	0	0	2	1
Total expenses	0	0	0	0	7	3
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1	0	2	0	156	43
Net investment income (loss)	1	0	1	0	(88)	376
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	1	0	1,244	110
Realized gain distributions	0	0	0	0	0	89
Net realized gain (loss) on investments	0	0	1	0	1,244	199
Unrealized appreciation (depreciation)	16	4	27	0	4,778	13
Net increase (decrease) in net assets from operations	$ 17	$ 4	$ 29	$ 0	$ 5,934	$ 588

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	UIF - Global Value Equity	UIF - International Magnum	OMIF - Growth II (b)	OMIF - Small Cap (b)	OMIF - Select Value (b)	OMIF - Technologies & Communications (b)
Income:
Dividends	$ 67	$ 63	$ 0	$ 0	$ 80	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	44	31	18	65	29	57
Administrative and other charges	3	2	1	4	2	4
Total expenses	47	33	19	69	31	61
Fidelity Income Advantage:
Mortality and expense risk charges	4	4	1	8	3	2
Administrative and other charges	1	2	0	3	1	0
Total expenses	5	6	1	11	4	2
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	52	39	20	80	35	63
Net investment income (loss)	15	24	(20)	(80)	45	(63)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	158	191	(2,019)	199	(304)	(11,914)
Realized gain distributions	46	0	0	0	0	0
Net realized gain (loss) on investments	204	191	(2,019)	199	(304)	(11,914)
Unrealized appreciation (depreciation)	97	265	2,250	(120)	405	12,471
Net increase (decrease) in net assets from operations	$ 316	$ 480	$ 211	$ (1)	$ 146	$ 494

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2005

(In thousands)	Subaccounts Investing In:
	OMIF - Large Cap Growth (b)	WFAF - Discovery (b)	WFAF - Opportunity (b)	CST - Small Cap Growth	CST - International Focus	CST - Global Small Cap Focus (b)
Income:
Dividends	$ 0	$ 0	$ 0	$ 0	$ 12	$ 0
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	61	44	34	41	10	13
Administrative and other charges	4	3	2	3	1	1
Total expenses	65	47	36	44	11	14
Fidelity Income Advantage:
Mortality and expense risk charges	3	4	3	3	1	2
Administrative and other charges	1	1	1	1	0	0
Total expenses	4	5	4	4	1	2
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	69	52	40	48	12	16
Net investment income (loss)	(69)	(52)	(40)	(48)	0	(16)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(9,208)	(1,592)	(135)	(88)	(66)	92
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(9,208)	(1,592)	(135)	(88)	(66)	92
Unrealized appreciation (depreciation)	9,450	2,115	482	(135)	292	179
Net increase (decrease) in net assets from operations	$ 173	$ 471	$ 307	$ (271)	$ 226	$ 255

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class (a)	VIP - High Income		VIP - High Income Investor Classs (a)	VIP - Equity-Income		VIP - Equity-Income Investor Classs (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 1,657	$ 318	$ 11	$ 3,681	$ 2,072	$ 62	$ 1,023	$ 821	$ 0
Net realized gain (loss) on investments	0	0	0	93	579	0	6,408	1,218	0
Unrealized appreciation (depreciation)	0	0	0	(3,317)	(374)	(55)	(1,661)	10,137	(6)
Net increase (decrease) in net assets from operations	1,657	318	11	457	2,277	7	5,770	12,176	(6)
Contract Transactions:
Payments received from contract owners	13,657	13,701	4,066	651	1,524	130	1,300	2,250	402
Transfers between sub-accounts and the fixed account, net	5,047	(6,176)	840	(4,312)	(1,769)	727	(8,742)	5,495	1,658
Contract benefits	(929)	(953)	0	(344)	(444)	0	(1,476)	(1,492)	0
Contract terminations	(24,136)	(20,920)	(3)	(1,477)	(1,296)	0	(7,294)	(5,299)	0
Contract maintenance charges	(12)	(13)	0	(5)	(5)	0	(22)	(22)	0
Other transfers (to) from EFILI, net	25	119	1	6	(3)	(1)	(21)	23	0
Net increase (decrease) in net assets from contract transactions	(6,348)	(14,242)	4,904	(5,481)	(1,993)	856	(16,255)	955	2,060
Total increase (decrease) in net assets	(4,691)	(13,924)	4,915	(5,024)	284	863	(10,485)	13,131	2,054
Net Assets:
Beginning of period	75,387	89,311	0	28,745	28,461	0	126,745	113,614	0
End of period	$ 70,696	$ 75,387	$ 4,915	$ 23,721	$ 28,745	$ 863	$ 116,260	$ 126,745	$ 2,054
	Subaccounts Investing In:
	VIP - Growth		VIP - Growth Investor Classs (a)	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Classs (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ (251)	$ (543)	$ 0	$ (24)	$ 90	$ (11)	$ (10)	$ 0
Net realized gain (loss) on investments	(4,336)	(2,220)	0	(142)	166	313	13	0
Unrealized appreciation (depreciation)	8,371	4,570	(6)	3,416	2,109	756	412	50
Net increase (decrease) in net assets from operations	3,784	1,807	(6)	3,250	2,365	1,058	415	50
Contract Transactions:
Payments received from contract owners	811	1,053	196	0	253	439	274	208
Transfers between sub-accounts and the fixed account, net	(11,557)	(10,585)	773	(3,377)	(1,645)	2,451	3,653	924
Contract benefits	(691)	(1,018)	0	(125)	(154)	(56)	(10)	0
Contract terminations	(4,602)	(5,631)	0	(1,137)	(822)	(331)	(99)	0
Contract maintenance charges	(20)	(25)	0	(5)	(5)	(3)	(1)	0
Other transfers (to) from EFILI, net	24	16	0	0	1	9	1	0
Net increase (decrease) in net assets from contract transactions	(16,035)	(16,190)	969	(4,644)	(2,372)	2,509	3,818	1,132
Total increase (decrease) in net assets	(12,251)	(14,383)	963	(1,394)	(7)	3,567	4,233	1,182
Net Assets:
Beginning of period	93,779	108,162	0	22,053	22,060	4,233	0	0
End of period	$ 81,528	$ 93,779	$ 963	$ 20,659	$ 22,053	$ 7,800	$ 4,233	$ 1,182

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bonds (b)		VIP - Investment Grade Bond Investor Classs (a)	VIP - Asset Managers (b)		VIP - Asset Managers (a)	VIP - Index 500s (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ 1,906	$ 2,498	$ 0	$ 1,253	$ 1,275	$ 0	$ 832	$ 386
Net realized gain (loss) on investments	1,449	2,356	0	(253)	(32)	0	1,055	463
Unrealized appreciation (depreciation)	(2,489)	(2,530)	14	951	1,807	1	1,362	6,949
Net increase (decrease) in net assets from operations	866	2,324	14	1,951	3,050	1	3,249	7,798
Contract Transactions:
Payments received from contract owners	1,488	2,528	727	685	656	153	2,081	2,129
Transfers between sub-accounts and the fixed account, net	(1,085)	(9,340)	934	(3,772)	819	122	(4,246)	3,206
Contract benefits	(1,341)	(1,033)	0	(974)	(1,070)	0	(836)	(962)
Contract terminations	(4,589)	(4,143)	(1)	(3,700)	(2,655)	0	(4,285)	(3,772)
Contract maintenance charges	(12)	(15)	0	(11)	(12)	0	(19)	(19)
Other transfers (to) from EFILI, net	(84)	(18)	1	21	36	0	23	(13)
Net increase (decrease) in net assets from contract transactions	(5,623)	(12,021)	1,661	(7,751)	(2,226)	275	(7,282)	569
Total increase (decrease) in net assets	(4,757)	(9,697)	1,675	(5,800)	824	276	(4,033)	8,367
Net Assets:
Beginning of period	68,015	77,712	0	69,203	68,379	0	88,763	80,396
End of period	$ 63,258	$ 68,015	$ 1,675	$ 63,403	$ 69,203	$ 276	$ 84,730	$ 88,763
	Subaccounts Investing In:
	VIP - Asset Manager: Growths (b)		VIP - Asset Manager: Growth Investor Classs (a)	VIP - Contrafunds (b)		VIP - Contrafund Investor Classs (a)	VIP - Balanceds (b)		VIP - Balanced Investor Classs (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 295	$ 284	$ 0	$ (906)	$ (694)	$ (1)	$ 278	$ 196	$ 0
Net realized gain (loss) on investments	(744)	(161)	0	4,561	3,393	0	99	116	0
Unrealized appreciation (depreciation)	876	813	0	22,233	17,215	3	468	375	4
Net increase (decrease) in net assets from operations	427	936	0	25,888	19,914	2	845	687	4
Contract Transactions:
Payments received from contract owners	311	412	0	2,856	2,272	1,213	1,160	956	682
Transfers between sub-accounts and the fixed account, net	(3,018)	(153)	143	8,288	10,595	1,932	961	12	13
Contract benefits	(271)	(229)	0	(1,456)	(1,512)	0	(238)	(288)	0
Contract terminations	(927)	(1,081)	0	(7,797)	(6,587)	0	(939)	(731)	0
Contract maintenance charges	(5)	(6)	0	(37)	(33)	0	(3)	(3)	0
Other transfers (to) from EFILI, net	4	14	0	21	66	1	6	13	0
Net increase (decrease) in net assets from contract transactions	(3,906)	(1,043)	143	1,875	4,801	3,146	947	(41)	695
Total increase (decrease) in net assets	(3,479)	(107)	143	27,763	24,715	3,148	1,792	646	699
Net Assets:
Beginning of period	19,312	19,419	0	160,740	136,025	0	16,556	15,910	0
End of period	$ 15,833	$ 19,312	$ 143	$ 188,503	$ 160,740	$ 3,148	$ 18,348	$ 16,556	$ 699

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation (b)		VIP - Dynamic Capital Appreciation Investor Class (a)	VIP - Growth & Income (b)		VIP - Growth & Income Investor Class (a)	VIP - Growth Opportunities (b)		VIP - Growth Opportunities Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ (18)	$ (15)	$ 0	$ 237	$ 28	$ 0	$ 16	$ (41)	$ 0
Net realized gain (loss) on investments	72	40	0	(608)	(193)	0	227	236	0
Unrealized appreciation (depreciation)	389	(84)	0	2,276	1,801	0	861	677	0
Net increase (decrease) in net assets from operations	443	(59)	0	1,905	1,636	0	1,104	872	0
Contract Transactions:
Payments received from contract owners	83	320	27	499	471	55	327	362	31
Transfers between sub-accounts and the fixed account, net	2,191	423	0	(5,142)	(3,435)	137	(1,613)	376	12
Contract benefits	(22)	(14)	0	(554)	(536)	0	(160)	(186)	0
Contract terminations	(34)	(80)	0	(2,139)	(1,465)	0	(805)	(619)	0
Contract maintenance charges	0	(1)	0	(7)	(8)	0	(2)	(3)	0
Other transfers (to) from EFILI, net	2	3	0	15	24	0	9	8	0
Net increase (decrease) in net assets from contract transactions	2,220	651	27	(7,328)	(4,949)	192	(2,244)	(62)	43
Total increase (decrease) in net assets	2,663	592	27	(5,423)	(3,313)	192	(1,140)	810	43
Net Assets:
Beginning of period	1,731	1,139	0	34,631	37,944	0	14,712	13,902	0
End of period	$ 4,394	$ 1,731	$ 27	$ 29,208	$ 34,631	$ 192	$ 13,572	$ 14,712	$ 43
	Subaccounts Investing In:
	VIP - Mid Cap (b)		VIP - Mid Cap Investor Class (a)	VIP - Value Strategies (b)		VIP - Value Strategies Investor Class (a)	VIP - Telecomm. and Utilities Growth (b)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (571)	$ (444)	$ 0	$ (126)	$ (139)	$ 0	$ 37	$ 14
Net realized gain (loss) on investments	9,042	1,916	0	1,135	263	0	239	55
Unrealized appreciation (depreciation)	2,794	10,975	30	(906)	1,368	2	(83)	168
Net increase (decrease) in net assets from operations	11,265	12,447	30	103	1,492	2	193	237
Contract Transactions:
Payments received from contract owners	999	1,590	427	396	980	100	77	21
Transfers between sub-accounts and the fixed account, net	(1,692)	12,272	1,473	(5,565)	7,308	687	899	1,382
Contract benefits	(676)	(695)	0	(119)	(93)	0	(9)	(9)
Contract terminations	(3,811)	(2,582)	0	(902)	(768)	0	(209)	(54)
Contract maintenance charges	(14)	(12)	0	(3)	(4)	0	(1)	(2)
Other transfers (to) from EFILI, net	23	(11)	1	7	7	0	2	1
Net increase (decrease) in net assets from contract transactions	(5,171)	10,562	1,901	(6,186)	7,430	787	759	1,339
Total increase (decrease) in net assets	6,094	23,009	1,931	(6,083)	8,922	789	952	1,576
Net Assets:
Beginning of period	68,306	45,297	0	18,294	9,372	0	2,037	461
End of period	$ 74,400	$ 68,306	$ 1,931	$ 12,211	$ 18,294	$ 789	$ 2,989	$ 2,037

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Technology (b)		VIP - Technology Investor Class (a)	VIP - Natural Resources (b)		VIP - Natural Resources Investor Class (a)	VIP - Health Care (b)		VIP - Health Care Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ (30)	$ (97)	$ 0	$ (46)	$ 0	$ 2	$ (47)	$ (32)	$ 0
Net realized gain (loss) on investments	1	819	0	4,199	398	20	238	22	0
Unrealized appreciation (depreciation)	533	(1,318)	0	820	678	(22)	943	425	(2)
Net increase (decrease) in net assets from operations	504	(596)	0	4,973	1,076	0	1,134	415	(2)
Contract Transactions:
Payments received from contract owners	119	307	57	613	383	137	257	239	206
Transfers between sub-accounts and the fixed account, net	(2,966)	(1,654)	164	9,484	5,415	385	1,353	2,212	77
Contract benefits	(44)	(55)	0	(68)	(11)	0	(30)	(156)	0
Contract terminations	(368)	(685)	0	(1,151)	(88)	0	(301)	(519)	0
Contract maintenance charges	(7)	(11)	0	(39)	(7)	0	(9)	(4)	0
Other transfers (to) from EFILI, net	8	2	0	3	3	0	(1)	0	0
Net increase (decrease) in net assets from contract transactions	(3,258)	(2,096)	221	8,842	5,695	522	1,269	1,772	283
Total increase (decrease) in net assets	(2,754)	(2,692)	221	13,815	6,771	522	2,403	2,187	281
Net Assets:
Beginning of period	9,924	12,616	0	8,905	2,134	0	7,078	4,891	0
End of period	$ 7,170	$ 9,924	$ 221	$ 22,720	$ 8,905	$ 522	$ 9,481	$ 7,078	$ 281
	Subaccounts Investing In:
	VIP - Financial Services (b)		VIP - Financial Services Investor Class (a)	VIP - Cyclical Industries (b)		VIP - Cyclical Industries Investor Class (a)	VIP - Consumer Industries (b)		VIP - Consumer Industries Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05
Operations:
Net investment income (loss)	$ 19	$ (31)	$ 0	$ (8)	$ (2)	$ 0	$ (5)	$ (5)	$ 0
Net realized gain (loss) on investments	316	170	0	701	97	3	29	8	0
Unrealized appreciation (depreciation)	(144)	247	0	(276)	293	(3)	(24)	55	0
Net increase (decrease) in net assets from operations	191	386	0	417	388	0	0	58	0
Contract Transactions:
Payments received from contract owners	75	74	19	117	72	35	23	30	25
Transfers between sub-accounts and the fixed account, net	(537)	309	118	(4)	1,898	0	(232)	42	0
Contract benefits	(54)	(82)	0	(21)	(3)	0	(2)	(2)	0
Contract terminations	(194)	(177)	0	(174)	(51)	0	(63)	(35)	0
Contract maintenance charges	(2)	(3)	0	(2)	(5)	0	0	0	0
Other transfers (to) from EFILI, net	1	(1)	0	1	(1)	1	0	0	0
Net increase (decrease) in net assets from contract transactions	(711)	120	137	(83)	1,910	36	(274)	35	25
Total increase (decrease) in net assets	(520)	506	137	334	2,298	36	(274)	93	25
Net Assets:
Beginning of period	4,069	3,563	0	3,459	1,161	0	720	627	0
End of period	$ 3,549	$ 4,069	$ 137	$ 3,793	$ 3,459	$ 36	$ 446	$ 720	$ 25

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Real Estate (b)		VIP - Real Estate Investor Class (a)	VIP - Strategic Income (b)		VIP - Strategic Income Investor Class (a)	VIP - Aggressvie Growth (a)	VIP - Aggressvie Growth Investor Class (a)
	12/31/05	12/31/04	12/31/05	12/31/05	12/31/04	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 208	$ 134	$ 4	$ 365	$ 108	$ 34	$ (1)	$ 0
Net realized gain (loss) on investments	1,802	249	9	243	30	5	20	0
Unrealized appreciation (depreciation)	(497)	1,306	(13)	(398)	256	(31)	1	0
Net increase (decrease) in net assets from operations	1,513	1,689	0	210	394	8	20	0
Contract Transactions:
Payments received from contract owners	471	828	21	957	857	850	4	9
Transfers between sub-accounts and the fixed account, net	311	6,333	155	4,115	4,865	(6)	307	0
Contract benefits	(90)	(36)	0	(69)	(9)	0	(1)	0
Contract terminations	(729)	(202)	0	(448)	(144)	0	(5)	0
Contract maintenance charges	(3)	(1)	0	(1)	0	0	0	0
Other transfers (to) from EFILI, net	7	7	0	7	2	0	2	(1)
Net increase (decrease) in net assets from contract transactions	(33)	6,929	176	4,561	5,571	844	307	8
Total increase (decrease) in net assets	1,480	8,618	176	4,771	5,965	852	327	8
Net Assets:
Beginning of period	10,652	2,034	0	5,965	0	0	0	0
End of period	$ 12,132	$ 10,652	$ 176	$ 10,736	$ 5,965	$ 852	$ 327	$ 8
	Subaccounts Investing In:
	VIP - International Capital Appreciation (a)	VIP - International Capital Appreciation Investor Class (a)	VIP - Value Leaders (a)	VIP - Value Leaders Investor Class (a)	VIP - Value (a)	VIP - Value Investor Class (a)	VIP - Growth Stock (a)	VIP - Growth Stock Investor Class (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 0	$ 1	$ 4	$ 0	$ 1	$ 0	$ (5)	$ 0
Net realized gain (loss) on investments	2	0	7	0	8	0	3	0
Unrealized appreciation (depreciation)	30	19	74	0	13	0	35	0
Net increase (decrease) in net assets from operations	32	20	85	0	22	0	33	0
Contract Transactions:
Payments received from contract owners	63	150	15	61	151	147	0	3
Transfers between sub-accounts and the fixed account, net	357	247	2,097	10	573	4	1,458	35
Contract benefits	0	0	(5)	0	(2)	0	(5)	0
Contract terminations	(3)	0	0	0	(37)	0	(2)	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from FILI, net	0	0	0	0	1	0	2	1
Net increase (decrease) in net assets from contract transactions	417	397	2,107	71	686	151	1,453	39
Total increase (decrease) in net assets	449	417	2,192	71	708	151	1,486	39
Net Assets:
Beginning of period	0	0	0	0	0	0	0	0
End of period	$ 449	$ 417	$ 2,192	$ 71	$ 708	$ 151	$ 1,486	$ 39

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	VIP - Freedom Income (a)	VIP - Freedom Income Investor Class (a)	VIP - Freedom 2005 (a)	VIP - Freedom 2005 Investor Class (a)	VIP - Freedom 2010 (a)	VIP - Freedom 2010 Investor Class (a)	VIP - Freedom 2015 (a)	VIP - Freedom 2015 Investor Class (a)
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05
Operations:
Net investment income (loss)	$ 5	$ 0	$ 1	$ 0	$ 7	$ 0	$ 9	$ 0
Net realized gain (loss) on investments	2	0	10	0	11	0	0	0
Unrealized appreciation (depreciation)	5	6	4	0	24	0	71	3
Net increase (decrease) in net assets from operations	12	6	15	0	42	0	80	3
Contract Transactions:
Payments received from contract owners	65	451	175	0	827	124	119	91
Transfers between sub-accounts and the fixed account, net	742	0	137	106	1,581	17	2,258	21
Contract benefits	0	0	0	0	0	0	0	0
Contract terminations	(92)	0	(185)	0	(154)	0	0	0
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from FILI, net	0	0	0	0	0	(1)	0	0
Net increase (decrease) in net assets from contract transactions	715	451	127	106	2,254	140	2,377	112
Total increase (decrease) in net assets	727	457	142	106	2,296	140	2,457	115
Net Assets:
Beginning of period	0	0	0	0	0	0	0	0
End of period	$ 727	$ 457	$ 142	$ 106	$ 2,296	$ 140	$ 2,457	$ 115
	Subaccounts Investing In:
	VIP - Freedom 2020 (a)	VIP - Freedom 2020 Investor Class (a)	VIP - Freedom 2025 (a)	VIP - Freedom 2025 Investor Class (a)	VIP - Freedom 2030 (a)	VIP - Freedom 2030 Investor Class (a)	UIF - Emerging Markets Equity
	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ 7	$ 0	$ 1	$ 0	$ 1	$ 0	$ (88)	$ (22)
Net realized gain (loss) on investments	3	0	0	0	1	0	1,244	1,027
Unrealized appreciation (depreciation)	79	3	16	4	27	0	4,778	1,161
Net increase (decrease) in net assets from operations	89	3	17	4	29	0	5,934	2,166
Contract Transactions:
Payments received from contract owners	7	166	2	121	32	1	304	3,470
Transfers between sub-accounts and the fixed account, net	1,929	1	328	51	454	7	10,307	(504)
Contract benefits	0	0	0	0	0	0	(258)	(90)
Contract terminations	0	0	0	0	(10)	0	(550)	(1,973)
Contract maintenance charges	0	0	0	0	0	0	(3)	(2)
Other transfers (to) from FILI, net	(1)	0	0	0	0	0	2	(28)
Net increase (decrease) in net assets from contract transactions	1,935	167	330	172	476	8	9,802	873
Total increase (decrease) in net assets	2,024	170	347	176	505	8	15,736	3,039
Net Assets:
Beginning of period	0	0	0	0	0	0	14,551	11,512
End of period	$ 2,024	$ 170	$ 347	$ 176	$ 505	$ 8	$ 30,287	$ 14,551

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Debt		UIF - Global Value Equity		UIF - International Magnum		OMIF - Growth II (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ 376	$ 256	$ 15	$ 8	$ 24	$ 77	$ (20)	$ (26)
Net realized gain (loss) on investments	199	356	204	372	191	237	(2,019)	(4,259)
Unrealized appreciation (depreciation)	13	(211)	97	519	265	258	2,250	4,470
Net increase (decrease) in net assets from operations	588	401	316	899	480	572	211	185
Contract Transactions:
Payments received from contract owners	220	255	177	171	175	172	0	0
Transfers between sub-accounts and the fixed account, net	90	(385)	(175)	1,252	408	980	(882)	(2,034)
Contract benefits	(29)	(19)	(70)	(56)	(58)	(60)	(7)	(13)
Contract terminations	(98)	(335)	(241)	(260)	(151)	(319)	(169)	(113)
Contract maintenance charges	(1)	(1)	(1)	(1)	(1)	0	(1)	(2)
Other transfers (to) from EFILI, net	(13)	(2)	1	(4)	2	0	0	(1)
Net increase (decrease) in net assets from contract transactions	169	(487)	(309)	1,102	375	773	(1,059)	(2,163)
Total increase (decrease) in net assets	757	(86)	7	2,001	855	1,345	(848)	(1,978)
Net Assets:
Beginning of period	4,923	5,009	6,273	4,272	4,367	3,022	2,917	4,895
End of period	$ 5,680	$ 4,923	$ 6,280	$ 6,273	$ 5,222	$ 4,367	$ 2,069	$ 2,917
	Subaccounts Investing In:
	OMIF - Small Cap (b)		OMIF - Select Value (b)		OMIF - Technologies & Communications (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (80)	$ (102)	$ 45	$ 66	$ (63)	$ (84)
Net realized gain (loss) on investments	199	(273)	(304)	(961)	(11,914)	(2,472)
Unrealized appreciation (depreciation)	(120)	1,973	405	989	12,471	3,159
Net increase (decrease) in net assets from operations	(1)	1,598	146	94	494	603
Contract Transactions:
Payments received from contract owners	0	6	0	1	0	2
Transfers between sub-accounts and the fixed account, net	(1,923)	(7,124)	(787)	(2,889)	(2,285)	(5,455)
Contract benefits	(97)	(242)	(59)	(159)	(68)	(97)
Contract terminations	(614)	(727)	(272)	(231)	(590)	(398)
Contract maintenance charges	(2)	(3)	(1)	(1)	(6)	(8)
Other transfers (to) from EFILI, net	5	1	3	1	0	(1)
Net increase (decrease) in net assets from contract transactions	(2,631)	(8,089)	(1,116)	(3,278)	(2,949)	(5,957)
Total increase (decrease) in net assets	(2,632)	(6,491)	(970)	(3,184)	(2,455)	(5,354)
Net Assets:
Beginning of period	11,320	17,811	4,801	7,985	9,739	15,093
End of period	$ 8,688	$ 11,320	$ 3,831	$ 4,801	$ 7,284	$ 9,739

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2005 and 2004

(In thousands)	Subaccounts Investing In:
	OMIF - Large Cap Growth (b)		WFAF - Discovery (b)		WFAF - Opportunity (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (69)	$ (97)	$ (52)	$ (61)	$ (40)	$ (47)
Net realized gain (loss) on investments	(9,208)	(11,780)	(1,592)	(4,804)	(135)	(516)
Unrealized appreciation (depreciation)	9,450	12,554	2,115	6,091	482	1,514
Net increase (decrease) in net assets from operations	173	677	471	1,226	307	951
Contract Transactions:
Payments received from contract owners	0	1	0	2	0	3
Transfers between sub-accounts and the fixed account, net	(2,563)	(4,543)	(1,185)	(3,846)	(967)	(2,433)
Contract benefits	(68)	(193)	(38)	(50)	(63)	(111)
Contract terminations	(521)	(696)	(314)	(469)	(331)	(101)
Contract maintenance charges	(3)	(4)	(2)	(2)	(2)	(2)
Other transfers (to) from EFILI, net	(1)	0	1	0	2	0
Net increase (decrease) in net assets from contract transactions	(3,156)	(5,435)	(1,538)	(4,365)	(1,361)	(2,644)
Total increase (decrease) in net assets	(2,983)	(4,758)	(1,067)	(3,139)	(1,054)	(1,693)
Net Assets:
Beginning of period	10,852	15,610	7,133	10,272	5,735	7,428
End of period	$ 7,869	$ 10,852	$ 6,066	$ 7,133	$ 4,681	$ 5,735
	Subaccounts Investing In:
	CST - Small Cap Growth		CST - International Focus		CST - Global Small Cap Focus (b)
	12/31/05	12/31/04	12/31/05	12/31/04	12/31/05	12/31/04
Operations:
Net investment income (loss)	$ (48)	$ (75)	$ 0	$ 2	$ (16)	$ (33)
Net realized gain (loss) on investments	(88)	270	(66)	(117)	92	(134)
Unrealized appreciation (depreciation)	(135)	347	292	303	179	148
Net increase (decrease) in net assets from operations	(271)	542	226	188	255	(19)
Contract Transactions:
Payments received from contract owners	174	437	16	41	33	109
Transfers between sub-accounts and the fixed account, net	(2,698)	(1,936)	132	97	107	(2,283)
Contract benefits	(42)	(59)	(6)	(3)	(17)	(23)
Contract terminations	(436)	(442)	(67)	(228)	(219)	(1,050)
Contract maintenance charges	(1)	(2)	0	0	(1)	(1)
Other transfers (to) from EFILI, net	3	3	0	0	2	3
Net increase (decrease) in net assets from contract transactions	(3,000)	(1,999)	75	(93)	(95)	(3,245)
Total increase (decrease) in net assets	(3,271)	(1,457)	301	95	160	(3,264)
Net Assets:
Beginning of period	7,771	9,228	1,530	1,435	2,157	5,421
End of period	$ 4,500	$ 7,771	$ 1,831	$ 1,530	$ 2,317	$ 2,157

(a) New fund. See Note 1
(b) Name changed. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A
of Empire Fidelity Investments Life Insurance Company

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company which is a wholly-owned subsidiary of FMR Corp., on July 15, 1991 and exists in accordance with the regulations of the State of New York Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. The net assets and units of Fidelity Retirement Reserve contracts that have annuitized are reported with Fidelity Income Advantage. In 2005, the Fidelity Personal Retirement variable annuity contract began funding the Account. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Old Mutual Insurance Series Funds ("OMIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Credit Suisse Trust ("CST")

In 2004, EFILI closed the Wells Fargo Advantage Variable Trust Funds and the Old Mutual Insurance Series Funds investment options to new money.

During 2005, the Fidelity Variable Insurance Products Funds ("Investor Class") was added to the fund group and the following fund groups were renamed:

Old Name	\\\\\\\\\\\\\\\\\\\\\\	New Name
Fidelity Variable Insurance Products Funds II		Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds III		Fidelity Variable Insurance Products Funds
Fidelity Variable Insurance Products Funds IV		Fidelity Variable Insurance Products Funds
PBHG Insurance Series Funds		Old Mutual Insurance Series Fund
Strong Variable Insurance Funds		Wells Fargo Advantage Variable Trust Funds

During 2005, the following new Underlying Funds were added:

VIP - Money Market Investor Class	\\\\\\\\\\\\\\\\\\\\\\	VIP - Aggressive Growth
VIP - High Income Investor Class		VIP - Aggressive Growth Investor Class
VIP - Equity-Income Investor Class		VIP - International Capital Appreciation
VIP - Growth Investor Class		VIP - International Capital Appreciation Investor Class
VIP - Overseas, Class R Investor Class		VIP - Value Leaders
VIP - Investment Grade Bond Investor Class		VIP - Value Leaders Investor Class
VIP - Asset Manager Investor Class		VIP - Value
VIP - Asset Manager: Growth Investor Class		VIP - Value Investor Class
VIP - Contrafund Investor Class		VIP - Growth Stock
VIP - Balanced Investor Class		VIP - Growth Stock Investor Class
VIP - Dynamic Capital Appreciation Investor Class		VIP - Freedom Income
VIP - Growth & Income Investor Class		VIP - Freedom Income Investor Class
VIP - Growth Opportunities Investor Class		VIP - Freedom 2005
VIP - Mid Cap Investor Class		VIP - Freedom 2005 Investor Class
VIP - Value Strategies Investor Class		VIP - Freedom 2010
VIP - Telecomm. and Utilities Growth Investor Class		VIP - Freedom 2010 Investor Class
VIP - Technology Investor Class		VIP - Freedom 2015
VIP - Natural Resources Investor Class		VIP - Freedom 2015 Investor Class
VIP - Health Care Investor Class		VIP - Freedom 2020
VIP - Financial Services Investor Class		VIP - Freedom 2020 Investor Class
VIP - Cyclical Industries Investor Class		VIP - Freedom 2025
VIP - Consumer Industries Investor Class		VIP - Freedom 2025 Investor Class
VIP - Real Estate Investor Class		VIP - Freedom 2030
VIP - Strategic Income Investor Class		VIP - Freedom 2030 Investor Class

The VIP and VIP Investor Class funds added during 2005 commenced operations on July 1, 2005 and August 15, 2005, respectively.

During 2005, the VIP Telecomm. and Utilities Growth Investor Class Fund recorded an increase in net assets of $246. As of December 31, 2005, total net assets and units outstanding were $246 and 25, respectively. As the primary financial statements are presented in thousands, this sub-account has not been reflected.

Annual Report

Notes to Financial Statements - continued

1. Organization - continued

In 2004, EFILI added two new Underlying Funds: VIP - Overseas, Class R and VIP - Strategic Income.

During 2005, the following Underlying Funds were renamed:

Old Name	\\\\\\\\\\\\\\\\\\\\\\\\\\\	New Name
VIP II - Investment Grade Bond		VIP - Investment Grade Bond
VIP II - Asset Manager		VIP - Asset Manager
VIP II - Index 500		VIP - Index 500
VIP II - Asset Manager: Growth		VIP - Asset Manager: Growth
VIP II - Contrafund		VIP - Contrafund
VIP III - Balanced		VIP - Balanced
VIP III - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation
VIP III - Growth & Income		VIP - Growth & Income
VIP III - Growth Opportunities		VIP - Growth Opportunities
VIP III - Mid Cap		VIP - Mid Cap
VIP III - Value Strategies		VIP - Value Strategies
VIP IV - Telecomm. and Utilities Growth		VIP - Telecomm. and Utilities Growth
VIP IV - Technology		VIP - Technology
VIP IV - Natural Resources		VIP - Natural Resources
VIP IV - Heath Care		VIP - Heath Care
VIP IV - Financial Services		VIP - Financial Services
VIP IV - Cyclical Industries		VIP - Cyclical Industries
VIP IV - Consumer Industries		VIP - Consumer Industries
VIP IV - Real Estate		VIP - Real Estate
VIP IV - Strategic Income		VIP - Strategic Income
PBHG - Growth II		OMIF - Growth II
PBHG - Small Cap		OMIF - Small Cap
PBHG - Select Value		OMIF - Select Value
PBHG - Technology & Communications		OMIF - Technologies & Communications
PBHG - Select 20		OMIF - Large Cap Growth
SVIF - Mid Cap Growth Fund II		WFAF - Discovery
SVIF - Opportunity Fund II		WFAF - Opportunity
CST - Post Venture Capital		CST - Global Small Cap Focus

Effective March 1, 2006, all of the shares in the initial share class of the VIP International Capital Appreciation Fund were transferred to the redemption share class of the VIP International Capital Appreciation Fund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Reserves

Annuity and accumulation reserves are computed for contracts based on the 1983 Basic, 1983a Individual Annuitant and the Annuity 2000 Mortality Tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 7%, as regulated by the laws of the State of New York. The mortality risk is fully borne by EFILI and may result in additional amounts being transferred into the Account by EFILI.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the statements of assets and liabilities and the statements of operations and of changes in net assets in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Expenses and Related Party Tranactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompany statement of changes in net assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying statement of changes in net assets.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fess, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.20%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-
Annual Maintenance Charge (Maximum)	$30	-	-

Annual Report

Notes to Financial Statements - continued

3. Expenses and Related Party Tranactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	\\\\\\\\\\\\\\\\\\\\\\	VIP - Health Care Investor Class
VIP - Overseas, Class R Investor Class		VIP - Financial Services
VIP - Telecomm. and Utilities Growth		VIP - Financial Services Investor Class
VIP - Telecomm. and Utilities Growth Investor Class		VIP - Cyclical Industries
VIP - Technology		VIP - Cyclical Industries Investor Class
VIP - Technology Investor Class		VIP - Consumer Industries
VIP - Natural Resources		VIP - Consumer Industries Investor Class
VIP - Natural Resources Investor Class		VIP - International Capital Appreciation Investor Class
VIP - Health Care

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR Corp. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP portfolios. In 2005, EFILI entered into a services agreement with FIIOC and Fidelity Distributors Corporation under which EFILI provides certain shareholder account services with respect to VIP Investor Class shares.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR Corp., in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2005 were 0.10% to 0.72% depending on the fund.

Annual Report

Notes to Financial Statements - continued

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2005:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$53,936	$58,620
VIP - Money Market Investor Class (a)	5,340	425
VIP - High Income	8,836	10,635
VIP - High Income Investor Class (a)	919	0
VIP - Equity-Income	9,593	20,414
VIP - Equity-Income Investor Class (a)	2,060	0
VIP - Growth	3,063	19,348
VIP - Growth Investor Class (a)	969	0
VIP - Overseas	270	4,832
VIP - Overseas, Class R	4,710	2,186
VIP - Overseas, Class R Investor Class (a)	1,133	0
VIP - Investment Grade Bond (b)	9,334	11,569
VIP - Investment Grade Bond Investor Class (a)	1,661	0
VIP - Asset Manager (b)	2,536	9,012
VIP - Asset Manager Investor Class (a)	274	0
VIP - Index 500 (b)	8,017	14,467
VIP - Asset Manager: Growth (b)	932	4,544
VIP - Asset Manager: Growth Investor Class (a)	143	0
VIP - Contrafund (b)	13,870	12,871
VIP - Contrafund Investor Class (a)	3,145	0
VIP - Balanced (b)	3,893	2,656
VIP - Balanced Investor Class (a)	695	0
VIP - Dynamic Capital Appreciation (b)	3,302	1,102
VIP - Dynamic Capital Appreciation Investor Class (a)	27	0
VIP - Growth & Income (b)	1,530	8,622
VIP - Growth & Income Investor Class (a)	192	0
VIP - Growth Opportunities (b)	1,338	3,566
VIP - Growth Opportunities Investor Class (a)	43	0
VIP - Mid Cap (b)	16,242	20,828
VIP - Mid Cap Investor Class (a)	1,901	0
VIP - Value Strategies (b)	2,335	8,053
VIP - Value Strategies Investor Class (a)	786	0
VIP - Telecomm. and Utilities Growth (b)	2,524	1,640
VIP - Technology (b)	2,357	5,645
VIP - Technology Investor Class (a)	221	0
VIP - Natural Resources (b)	22,172	12,316
VIP - Natural Resources Investor Class (a)	544	0
VIP - Health Care (b)	4,544	3,322
VIP - Health Care Investor Class (a)	283	0
VIP - Financial Services (b)	1,310	2,005
VIP - Financial Services Investor Class (a)	137	0
VIP - Cyclical Industries (b)	2,648	2,427
VIP - Cyclical Industries Investor Class (a)	38	0
VIP - Consumer Industries (b)	175	454
VIP - Consumer Industries Investor Class (a)	25	0

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Real Estate (b)	$6,388	$5,524
VIP - Real Estate Investor Class (a)	189	0
VIP - Strategic Income (b)	7,447	2,459
VIP - Strategic Income Investor Class (a)	1,193	314
VIP - Aggressive Growth (a)	626	311
VIP - Aggressive Growth Investor Class (a)	8	0
VIP - International Capital Appreciation (a)	462	44
VIP - International Capital Appreciation Investor Class (a)	398	0
VIP - Value Leaders (a)	2,170	55
VIP - Value Leaders Investor Class (a)	71	0
VIP - Value (a)	937	250
VIP - Value Investor Class (a)	151	0
VIP - Growth Stock (a)	1,595	148
VIP - Growth Stock Investor Class (a)	38	0
VIP - Freedom Income (a)	813	93
VIP - Freedom Income Investor Class (a)	451	0
VIP - Freedom 2005 (a)	491	364
VIP - Freedom 2005 Investor Class (a)	106	0
VIP - Freedom 2010 (a)	2,635	374
VIP - Freedom 2010 Investor Class (a)	140	0
VIP - Freedom 2015 (a)	2,395	9
VIP - Freedom 2015 Investor Class (a)	112	0
VIP - Freedom 2020 (a)	1,997	55
VIP - Freedom 2020 Investor Class (a)	167	0
VIP - Freedom 2025 (a)	333	2
VIP - Freedom 2025 Investor Class (a)	172	0
VIP - Freedom 2030 (a)	498	21
VIP - Freedom 2030 Investor Class (a)	8	0
UIF - Emerging Markets Equity	17,179	7,465
UIF - Emerging Markets Debt	2,835	2,201
UIF - Global Value Equity	1,421	1,670
UIF - International Magnum	2,354	1,955
OMIF - Growth II (b)	0	1,079
OMIF - Small Cap (b)	22	2,734
OMIF - Select Value (b)	82	1,152
OMIF - Technologies & Communications (b)	2	3,014
OMIF - Large Cap Growth (b)	9	3,234
WFAF - Discovery (b)	1	1,592
WFAF - Opportunity (b)	3	1,404
CST - Small Cap Growth	614	3,661
CST - International Focus	1,609	1,534
CST - Global Small Cap Focus (b)	1,306	1,416

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2005:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	70,702	$ 70,702	$ 1.00
VIP - Money Market Investor Class	4,915	4,915	1.00
VIP - High Income	3,845	35,321	6.17
VIP - High Income Investor Class	140	919	6.16
VIP - Equity-Income	4,561	108,482	25.49
VIP - Equity-Income Investor Class	81	2,060	25.48
VIP - Growth	2,419	113,737	33.70
VIP - Growth Investor Class	29	969	33.67
VIP - Overseas	1,002	22,919	20.61
VIP - Overseas, Class R	379	6,633	20.58
VIP - Overseas, Class R Investor Class	57	1,132	20.59
VIP - Investment Grade Bond	4,957	65,871	12.76
VIP - Investment Grade Bond Investor Class	131	1,660	12.75
VIP - Asset Manager (b)	4,216	68,560	15.04
VIP - Asset Manager Investor Class	18	274	15.02
VIP - Index 500 (b)	597	86,922	141.88
VIP - Asset Manager: Growth (b)	1,221	19,931	12.97
VIP - Asset Manager: Growth Investor Class	11	143	12.96
VIP - Contrafund (b)	6,075	143,158	31.03
VIP - Contrafund Investor Class	102	3,144	31.00
VIP - Balanced (b)	1,241	18,415	14.78
VIP - Balanced Investor Class	47	695	14.77
VIP - Dynamic Capital Appreciation (b)	504	4,040	8.71
VIP - Dynamic Capital Appreciation Investor Class	3	27	8.71
VIP - Growth & Income (b)	1,980	31,648	14.75
VIP - Growth & Income Investor Class	13	192	14.74
VIP - Growth Opportunities (b)	783	16,303	17.34
VIP - Growth Opportunities Investor Class	2	43	17.33
VIP - Mid Cap (b)	2,119	53,119	35.11
VIP - Mid Cap Investor Class	55	1,901	35.08
VIP - Value Strategies (b)	872	11,596	14.01
VIP - Value Strategies Investor Class	56	786	14.00
VIP - Telecomm. and Utilities Growth (b)	314	2,970	9.53
VIP - Technology (b)	693	6,812	10.35
VIP - Technology Investor Class	21	221	10.33
VIP - Natural Resources (b)	1,201	21,101	18.92
VIP - Natural Resources Investor Class	28	544	18.91
VIP - Health Care (b)	765	8,303	12.39
VIP - Health Care Investor Class	23	283	12.38
VIP - Financial Services (b)	273	3,151	12.98
VIP - Financial Services Investor Class	11	137	12.98
VIP - Cyclical Industries (b)	267	3,706	14.20
VIP - Cyclical Industries Investor Class	3	38	14.19
VIP - Consumer Industries (b)	39	416	11.45
VIP - Consumer Industries Investor Class	2	25	11.44

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Real Estate (b)	656	$ 11,269	$ 18.48
VIP - Real Estate Investor Class	10	189	18.46
VIP - Strategic Income (b)	1,032	10,879	10.40
VIP - Strategic Income Investor Class	82	882	10.39
VIP - Aggressive Growth	36	326	9.15
VIP - Aggressive Growth Investor Class	1	8	9.13
VIP - International Capital Appreciation	39	419	11.46
VIP - International Capital Appreciation Investor Class	36	398	11.46
VIP - Value Leaders	165	2,118	13.30
VIP - Value Leaders Investor Class	5	71	13.30
VIP - Value	56	694	12.63
VIP - Value Investor Class	12	151	12.63
VIP - Growth Stock	124	1,450	11.94
VIP - Growth Stock Investor Class	3	38	11.94
VIP - Freedom Income	70	722	10.35
VIP - Freedom Income Investor Class	45	451	10.14
VIP - Freedom 2005	13	138	10.74
VIP - Freedom 2005 Investor Class	10	106	10.24
VIP - Freedom 2010	213	2,272	10.78
VIP - Freedom 2010 Investor Class	14	140	10.26
VIP - Freedom 2015	224	2,386	10.95
VIP - Freedom 2015 Investor Class	11	112	10.32
VIP - Freedom 2020	183	1,945	11.07
VIP - Freedom 2020 Investor Class	16	167	10.36
VIP - Freedom 2025	31	331	11.16
VIP - Freedom 2025 Investor Class	17	172	10.39
VIP - Freedom 2030	45	478	11.27
VIP - Freedom 2030 Investor Class	1	8	10.42
UIF - Emerging Markets Equity	2,056	26,227	14.73
UIF - Emerging Markets Debt	628	5,633	9.04
UIF - Global Value Equity	422	5,720	14.87
UIF - International Magnum	422	4,803	12.38
OMIF - Growth II (b)	177	5,871	11.67
OMIF - Small Cap (b)	421	7,911	20.62
OMIF - Select Value (b)	269	4,868	14.25
OMIF - Technologies & Communications (b)	2,856	154,829	2.55
OMIF - Large Cap Growth (b)	816	30,161	9.64
WFAF - Discovery (b)	423	12,428	14.34
WFAF - Opportunity (b)	193	5,211	24.22
CST - Small Cap Growth	302	9,442	14.89
CST - International Focus	157	2,420	11.70
CST - Global Small Cap Focus (b)	179	3,247	12.95

(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Money Market
Units Issued	4,499	4,817	198	282
Units Redeemed	(4,779)	(5,482)	(239)	(358)
Net Increase (Decrease)	(280)	(665)	(41)	(76)
VIP - High Income
Units Issued	226	527	19	27
Units Redeemed	(403)	(597)	(36)	(35)
Net Increase (Decrease)	(177)	(70)	(17)	(8)
VIP - Equity-Income
Units Issued	141	330	17	25
Units Redeemed	(412)	(311)	(38)	(25)
Net Increase (Decrease)	(271)	(19)	(21)	0
VIP - Growth
Units Issued	102	228	8	17
Units Redeemed	(377)	(527)	(28)	(32)
Net Increase (Decrease)	(275)	(299)	(20)	(15)
VIP - Overseas
Units Issued	1	188	0	7
Units Redeemed	(148)	(274)	(8)	(16)
Net Increase (Decrease)	(147)	(86)	(8)	(9)
VIP - Overseas, Class R
Units Issued	436	381	34	40
Units Redeemed	(253)	(37)	(4)	(3)
Net Increase (Decrease)	183	344	30	37
VIP - Investment Grade Bond (b)
Units Issued	334	537	33	39
Units Redeemed	(513)	(946)	(54)	(77)
Net Increase (Decrease)	(179)	(409)	(21)	(38)
VIP - Asset Manager (b)
Units Issued	151	249	4	13
Units Redeemed	(366)	(302)	(38)	(35)
Net Increase (Decrease)	(215)	(53)	(34)	(22)
VIP - Index 500 (b)
Units Issued	282	609	20	43
Units Redeemed	(558)	(591)	(31)	(44)
Net Increase (Decrease)	(276)	18	(11)	(1)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Asset Manager: Growth (b)
Units Issued	39	118	0	14
Units Redeemed	(202)	(163)	(30)	(22)
Net Increase (Decrease)	(163)	(45)	(30)	(8)
VIP - Contrafund (b)
Units Issued	708	845	37	60
Units Redeemed	(650)	(702)	(44)	(60)
Net Increase (Decrease)	58	143	(7)	0
VIP - Balanced (b)
Units Issued	262	337	10	26
Units Redeemed	(184)	(338)	(25)	(31)
Net Increase (Decrease)	78	(1)	(15)	(5)
VIP - Dynamic Capital Appreciation (b)
Units Issued	254	213	29	9
Units Redeemed	(109)	(140)	0	(29)
Net Increase (Decrease)	145	73	29	(20)
VIP - Growth & Income (b)
Units Issued	102	181	11	21
Units Redeemed	(484)	(456)	(77)	(64)
Net Increase (Decrease)	(382)	(275)	(66)	(43)
VIP - Growth Opportunities (b)
Units Issued	145	328	6	36
Units Redeemed	(295)	(344)	(35)	(25)
Net Increase (Decrease)	(150)	(16)	(29)	11
VIP - Mid Cap (b)
Units Issued	1,169	1,705	72	171
Units Redeemed	(1,394)	(1,053)	(146)	(81)
Net Increase (Decrease)	(225)	652	74	90
VIP - Value Strategies (b)
Units Issued	253	1,371	13	90
Units Redeemed	(717)	(814)	(39)	(50)
Net Increase (Decrease)	(464)	557	(26)	40
VIP - Telecomm. and Utilities Growth (b)
Units Issued	263	201	11	17
Units Redeemed	(188)	(53)	(11)	(8)
Net Increase (Decrease)	75	148	0	9

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP - Technology (b)
Units Issued	315	783	8	39
Units Redeemed	(671)	(1,068)	(23)	(42)
Net Increase (Decrease)	(356)	(285)	(15)	(3)
VIP - Natural Resources (b)
Units Issued	1,465	782	48	24
Units Redeemed	(975)	(316)	(23)	(10)
Net Increase (Decrease)	490	466	25	14
VIP - Health Care (b)
Units Issued	473	520	20	14
Units Redeemed	(379)	(347)	(9)	(15)
Net Increase (Decrease)	94	173	11	(1)
VIP - Financial Services (b)
Units Issued	119	150	7	3
Units Redeemed	(184)	(141)	(3)	(2)
Net Increase (Decrease)	(65)	9	4	1
VIP - Cyclical Industries (b)
Units Issued	169	264	34	9
Units Redeemed	(194)	(118)	(14)	(6)
Net Increase (Decrease)	(25)	146	20	3
VIP - Consumer Industries (b)
Units Issued	17	32	0	1
Units Redeemed	(42)	(28)	(1)	(1)
Net Increase (Decrease)	(25)	4	(1)	0
VIP - Real Estate (b)
Units Issued	474	929	24	41
Units Redeemed	(473)	(411)	(27)	(16)
Net Increase (Decrease)	1	518	(3)	25
VIP - Strategic Income (b)
Units Issued	667	590	126	26
Units Redeemed	(358)	(62)	(19)	(6)
Net Increase (Decrease)	309	528	107	20
VIP Aggressive Growth (a)
Units Issued	58	-	1	-
Units Redeemed	(29)	-	0	-
Net Increase (Decrease)	29	-	1	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP International Capital Appreciation (a)
Units Issued	41	-	2	-
Units Redeemed	(4)	-	0	-
Net Increase (Decrease)	37	-	2	-
VIP Value Leaders (a)
Units Issued	190	-	22	-
Units Redeemed	(9)	-	(1)	-
Net Increase (Decrease)	181	-	21	-
VIP Value (a)
Units Issued	82	-	9	-
Units Redeemed	(24)	-	0	-
Net Increase (Decrease)	58	-	9	-
VIP Growth Stock (a)
Units Issued	138	-	17	-
Units Redeemed	(14)	-	0	-
Net Increase (Decrease)	124	-	17	-
VIP Freedom Income (a)
Units Issued	80	-	0	-
Units Redeemed	(9)	-	0	-
Net Increase (Decrease)	71	-	0	-
VIP Freedom 2005 (a)
Units Issued	48	-	0	-
Units Redeemed	(34)	-	0	-
Net Increase (Decrease)	14	-	0	-
VIP Freedom 2010 (a)
Units Issued	255	-	0	-
Units Redeemed	(36)	-	0	-
Net Increase (Decrease)	219	-	0	-
VIP Freedom 2015 (a)
Units Issued	232	-	0	-
Units Redeemed	(1)	-	0	-
Net Increase (Decrease)	231	-	0	-
VIP Freedom 2020 (a)
Units Issued	193	-	4	-
Units Redeemed	(8)	-	0	-
Net Increase (Decrease)	185	-	4	-

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
VIP Freedom 2025 (a)
Units Issued	32	-	1	-
Units Redeemed	(1)	-	0	-
Net Increase (Decrease)	31	-	1	-
VIP Freedom 2030 (a)
Units Issued	47	-	0	-
Units Redeemed	(1)	-	0	-
Net Increase (Decrease)	46	-	0	-
UIF - Emerging Markets Equity
Units Issued	1,213	1,888	149	168
Units Redeemed	(705)	(1,987)	(40)	(32)
Net Increase (Decrease)	508	(99)	109	136
UIF - Emerging Markets Debt
Units Issued	162	225	15	16
Units Redeemed	(147)	(265)	(20)	(7)
Net Increase (Decrease)	15	(40)	(5)	9
UIF - Global Value Equity
Units Issued	106	595	2	14
Units Redeemed	(114)	(499)	(14)	(9)
Net Increase (Decrease)	(8)	96	(12)	5
UIF - International Magnum
Units Issued	233	633	13	27
Units Redeemed	(198)	(568)	(14)	(16)
Net Increase (Decrease)	35	65	(1)	11
OMIF - Growth II (b)
Units Issued	0	0	0	0
Units Redeemed	(108)	(223)	(2)	(14)
Net Increase (Decrease)	(108)	(223)	(2)	(14)
OMIF - Small Cap (b)
Units Issued	0	2	0	1
Units Redeemed	(123)	(421)	(9)	(34)
Net Increase (Decrease)	(123)	(419)	(9)	(33)
OMIF - Select Value (b)
Units Issued	0	0	0	0
Units Redeemed	(63)	(192)	(6)	(19)
Net Increase (Decrease)	(63)	(192)	(6)	(19)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2005	2004	2005	2004
OMIF - Technologies & Communications (b)
Units Issued	0	5	0	3
Units Redeemed	(371)	(743)	(6)	(30)
Net Increase (Decrease)	(371)	(738)	(6)	(27)
OMIF - Large Cap Growth (b)
Units Issued	1	8	0	0
Units Redeemed	(214)	(370)	(7)	(13)
Net Increase (Decrease)	(213)	(362)	(7)	(13)
WFAF - Discovery (b)
Units Issued	0	1	0	0
Units Redeemed	(106)	(334)	(5)	(26)
Net Increase (Decrease)	(106)	(333)	(5)	(26)
WFAF - Opportunity (b)
Units Issued	0	3	0	1
Units Redeemed	(72)	(151)	(4)	(20)
Net Increase (Decrease)	(72)	(148)	(4)	(19)
CST - Small Cap Growth
Units Issued	94	395	4	22
Units Redeemed	(332)	(568)	(28)	(50)
Net Increase (Decrease)	(238)	(173)	(24)	(28)
CST - International Focus
Units Issued	146	410	11	3
Units Redeemed	(145)	(420)	(9)	(2)
Net Increase (Decrease)	1	(10)	2	1
CST - Global Small Cap Focus (b)
Units Issued	114	609	10	17
Units Redeemed	(123)	(978)	(14)	(22)
Net Increase (Decrease)	(9)	(369)	(4)	(5)

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

Fidelity Personal Retirement
(in thousands)	2005
VIP - Money Market Investor Class (a)
Units Issued	641
Units Redeemed	(156)
Net Increase (Decrease)	485
VIP - High Income Investor Class (a)
Units Issued	85
Units Redeemed	0
Net Increase (Decrease)	85
VIP - Equity Income Investor Class (a)
Units Issued	200
Units Redeemed	0
Net Increase (Decrease)	200
VIP - Growth Investor Class (a)
Units Issued	94
Units Redeemed	0
Net Increase (Decrease)	94
VIP - Overseas, Class R Investor Class (a)
Units Issued	107
Units Redeemed	0
Net Increase (Decrease)	107
VIP - Investment Grade Bond Investor Class (a)
Units Issued	167
Units Redeemed	0
Net Increase (Decrease)	167
VIP - Asset Manager Investor Class (a)
Units Issued	27
Units Redeemed	0
Net Increase (Decrease)	27
VIP - Index 500 (a)
Units Issued	197
Units Redeemed	(5)
Net Increase (Decrease)	192
VIP - Asset Manager: Growth Investor Class (a)
Units Issued	14
Units Redeemed	0
Net Increase (Decrease)	14

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

Fidelity Personal Retirement
(in thousands)	2005
VIP - Contrafund Investor Class (a)
Units Issued	300
Units Redeemed	(5)
Net Increase (Decrease)	295
VIP - Balanced Investor Class (a)
Units Issued	68
Units Redeemed	(1)
Net Increase (Decrease)	67
VIP - Dynamic Capital Appreciation Investor Class (a)
Units Issued	2
Units Redeemed	0
Net Increase (Decrease)	2
VIP - Growth & Income Investor Class (a)
Units Issued	18
Units Redeemed	0
Net Increase (Decrease)	18
VIP - Growth Opportunities Investor Class (a)
Units Issued	4
Units Redeemed	0
Net Increase (Decrease)	4
VIP - Mid Cap Investor Class (a)
Units Issued	181
Units Redeemed	0
Net Increase (Decrease)	181
VIP - Value Strategies Investor Class (a)
Units Issued	77
Units Redeemed	0
Net Increase (Decrease)	77
VIP - Technology Investor Class (a)
Units Issued	20
Units Redeemed	0
Net Increase (Decrease)	20

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

Fidelity Personal Retirement
(in thousands)	2005
VIP - Natural Resources Investor Class (a)
Units Issued	48
Units Redeemed	0
Net Increase (Decrease)	48
VIP - Heath Care Investor Class (a)
Units Issued	27
Units Redeemed	0
Net Increase (Decrease)	27
VIP - Financial Services Investor Class (a)
Units Issued	13
Units Redeemed	0
Net Increase (Decrease)	13
VIP - Cyclical Industries Investor Class (a)
Units Issued	3
Units Redeemed	0
Net Increase (Decrease)	3
VIP - Consumer Industries Investor Class (a)
Units Issued	2
Units Redeemed	0
Net Increase (Decrease)	2
VIP - Real Estate Investor Class (a)
Units Issued	17
Units Redeemed	0
Net Increase (Decrease)	17
VIP - Strategic Income Investor Class (a)
Units Issued	141
Units Redeemed	(57)
Net Increase (Decrease)	84
VIP - Aggressive Growth Investor Class (a)
Units Issued	1
Units Redeemed	0
Net Increase (Decrease)	1
VIP - International Capital Appreciation Investor Class (a)
Units Issued	39
Units Redeemed	0
Net Increase (Decrease)	39

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

5. Changes in Units Outstanding - continued

Fidelity Personal Retirement
(in thousands)	2005
VIP - Value Leaders Investor Class (a)
Units Issued	7
Units Redeemed	0
Net Increase (Decrease)	7
VIP - Value Investor Class (a)
Units Issued	15
Units Redeemed	0
Net Increase (Decrease)	15
VIP - Growth Stock Investor Class (a)
Units Issued	4
Units Redeemed	0
Net Increase (Decrease)	4
VIP - Freedom Income Investor Class (a)
Units Issued	45
Units Redeemed	0
Net Increase (Decrease)	45
VIP - Freedom 2005 Investor Class (a)
Units Issued	10
Units Redeemed	0
Net Increase (Decrease)	10
VIP - Freedom 2010 Investor Class (a)
Units Issued	14
Units Redeemed	0
Net Increase (Decrease)	14
VIP - Freedom 2015 Investor Class (a)
Units Issued	11
Units Redeemed	0
Net Increase (Decrease)	11
VIP - Freedom 2020 Investor Class (a)
Units Issued	16
Units Redeemed	0
Net Increase (Decrease)	16
VIP - Freedom 2025 Investor Class (a)
Units Issued	17
Units Redeemed	0
Net Increase (Decrease)	17
VIP - Freedom 2030 Investor Class (a)
Units Issued	1
Units Redeemed	0
Net Increase (Decrease)	1

(a) New fund. See Note 1
(b) Name changed. See Note 1

Annual Report

Notes to Financial Statements - continued

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios and total return for each sub account for the years ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2005	3,589	$19.71	$19.45	$ 70,696	0.80%	1.00%	2.99%	2.21%	2.00%
2004	3,910	$19.29	$19.07	$ 75,387	0.80%	1.00%	1.19%	0.40%	0.19%
2003	4,651	$19.21	$19.03	$ 89,311	0.80%	1.00%	1.00%	0.19%	(0.01%)
2002	6,879	$19.18	$19.04	$ 131,875	0.80%	1.00%	1.68%	0.88%	0.68%
2001	8,115	$19.01	$18.91	$ 154,219	0.80%	1.00%	4.36%	3.35%	3.14%
VIP - Money Market Investor Class (a)
2005	485	$10.13	$10.13	$ 4,915	0.25%	0.25%	0.60%	0.60%	1.26%
VIP - High Income
2005	834	$28.54	$28.16	$ 23,721	0.80%	1.00%	14.57%	1.88%	1.68%
2004	1,028	$28.01	$27.69	$ 28,745	0.80%	1.00%	8.38%	8.71%	8.49%
2003	1,106	$25.76	$25.52	$ 28,461	0.80%	1.00%	6.17%	26.25%	25.99%
2002	979	$20.41	$20.26	$ 19,974	0.80%	1.00%	10.58%	2.62%	2.41%
2001	604	$19.89	$19.78	$ 11,999	0.80%	1.00%	14.20%	(12.44%)	(12.62%)
VIP - High Income Investor Class (a)
2005	85	$10.12	$10.12	$ 863	0.25%	0.25%	11.36%	1.20%	1.20%
VIP - Equity-Income
2005	2,015	$57.74	$56.97	$ 116,260	0.80%	1.00%	1.67%	5.02%	4.81%
2004	2,307	$54.98	$54.36	$ 126,745	0.80%	1.00%	1.52%	10.63%	10.41%
2003	2,288	$49.70	$49.24	$ 113,614	0.80%	1.00%	1.81%	29.29%	29.03%
2002	2,314	$38.44	$38.16	$ 88,880	0.80%	1.00%	1.77%	(17.61%)	(17.78%)
2001	2,712	$46.66	$46.41	$ 126,468	0.80%	1.00%	1.68%	(5.72%)	(5.91%)
VIP - Equity-Income Investor Class (a)
2005	200	$10.25	$10.25	$ 2,054	0.25%	0.25%	-	2.52%	2.52%
VIP - Growth
2005	1,426	$57.23	$56.47	$ 81,528	0.80%	1.00%	0.52%	4.95%	4.74%
2004	1,721	$54.53	$53.92	$ 93,779	0.80%	1.00%	0.27%	2.55%	2.34%
2003	2,035	$53.18	$52.68	$ 108,162	0.80%	1.00%	0.26%	31.79%	31.52%
2002	1,985	$40.35	$40.06	$ 80,065	0.80%	1.00%	0.26%	(30.67%)	(30.81%)
2001	2,394	$58.20	$57.89	$ 139,274	0.80%	1.00%	0.08%	(18.31%)	(18.48%)
VIP - Growth Investor Class (a)
2005	94	$10.27	$10.27	$ 963	0.25%	0.25%	-	2.65%	2.65%
VIP - Overseas
2005	590	$34.97	$34.51	$ 20,659	0.80%	1.00%	0.69%	18.10%	17.86%
2004	745	$29.61	$29.28	$ 22,053	0.80%	1.00%	1.22%	12.72%	12.50%
2003	840	$26.27	$26.03	$ 22,060	0.80%	1.00%	0.80%	42.22%	41.94%
2002	725	$18.47	$18.34	$ 13,381	0.80%	1.00%	0.81%	(20.92%)	(21.08%)
2001	792	$23.36	$23.23	$ 18,489	0.80%	1.00%	5.49%	(21.80%)	(21.96%)
VIP - Overseas, Class R
2005	594	$13.14	$13.10	$ 7,800	0.80%	1.00%	0.61%	18.16%	17.93%
2004	381	$11.12	$11.11	$ 4,233	0.80%	1.00%	-	11.23%	11.08% (c)
VIP - Overseas, Class R Investor Class
2005	107	$11.08	$11.08	$ 1,182	0.25%	0.25%	-	10.83%	10.83%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond (b)
2005	2,241	$28.30	$27.93	$ 63,258	0.80%	1.00%	3.73%	1.38%	1.17%
2004	2,441	$27.92	$27.61	$ 68,015	0.80%	1.00%	4.40%	3.62%	3.41%
2003	2,888	$26.95	$26.70	$ 77,712	0.80%	1.00%	4.34%	4.36%	4.15%
2002	3,792	$25.82	$25.63	$ 97,808	0.80%	1.00%	3.29%	9.46%	9.24%
2001	3,063	$23.59	$23.46	$ 72,205	0.80%	1.00%	2.89%	7.59%	7.37%
VIP - Investment Grade Bond Investor Class (a)
2005	167	$10.05	$10.05	$ 1,675	0.25%	0.25%	-	0.54%	0.54%
VIP - Asset Manager (b)
2005	1,960	$32.36	$31.93	$ 63,403	0.80%	1.00%	2.74%	3.21%	3.01%
2004	2,209	$31.35	$31.00	$ 69,203	0.80%	1.00%	2.69%	4.62%	4.41%
2003	2,284	$29.97	$29.69	$ 68,379	0.80%	1.00%	3.57%	17.03%	16.80%
2002	2,360	$25.61	$25.42	$ 60,393	0.80%	1.00%	4.12%	(9.46%)	(9.64%)
2001	2,700	$28.28	$28.13	$ 76,330	0.80%	1.00%	4.15%	(4.86%)	(5.05%)
VIP - Asset Manager Investor Class (a)
2005	27	$10.22	$10.22	$ 276	0.25%	0.25%	-	2.15%	2.15%
VIP - Index 500 (b)
2005	2,685	$10.18	$32.79	$ 84,730	0.25%	1.00%	1.80%	1.76%	3.78%
2004	2,780	$31.95	$31.59	$ 88,763	0.80%	1.00%	1.29%	9.73%	9.51%
2003	2,763	$29.12	$28.85	$ 80,396	0.80%	1.00%	1.44%	27.38%	27.13%
2002	2,704	$22.86	$22.69	$ 61,787	0.80%	1.00%	1.38%	(22.87%)	(23.03%)
2001	3,054	$29.64	$29.48	$ 90,484	0.80%	1.00%	1.13%	(12.81%)	(12.99%)
VIP - Asset Manager: Growth (b)
2005	747	$21.21	$20.93	$ 15,833	0.80%	1.00%	2.55%	3.06%	2.85%
2004	940	$20.58	$20.35	$ 19,312	0.80%	1.00%	2.30%	5.13%	4.92%
2003	993	$19.57	$19.39	$ 19,419	0.80%	1.00%	2.96%	22.35%	22.10%
2002	1,058	$16.00	$15.88	$ 16,913	0.80%	1.00%	3.00%	(16.20%)	(16.37%)
2001	1,184	$19.09	$18.99	$ 22,591	0.80%	1.00%	2.92%	(8.14%)	(8.32%)
VIP - Asset Manager: Growth Investor Class (a)
2005	14	$10.24	$10.24	$ 143	0.25%	0.25%	-	2.35%	2.35%
VIP - Contrafund (b)
2005	4,721	$39.95	$39.43	$ 188,503	0.80%	1.00%	0.28%	16.00%	15.77%
2004	4,670	$34.44	$34.06	$ 160,740	0.80%	1.00%	0.33%	14.55%	14.32%
2003	4,527	$30.07	$29.79	$ 136,025	0.80%	1.00%	0.46%	27.44%	27.18%
2002	4,711	$23.60	$23.42	$ 111,114	0.80%	1.00%	0.86%	(10.07%)	(10.26%)
2001	5,291	$26.24	$26.10	$ 138,779	0.80%	1.00%	0.79%	(12.95%)	(13.13%)
VIP - Contrafund Investor Class (a)
2005	295	$10.67	$10.67	$ 3,148	0.25%	0.25%	-	6.72%	6.72%
VIP - Balanced (b)
2005	1,178	$15.60	15.40	$ 18,348	0.80%	1.00%	2.50%	4.92%	4.71%
2004	1,115	$14.87	$14.70	$ 16,556	0.80%	1.00%	2.04%	4.63%	4.41%
2003	1,121	$14.21	$14.08	$ 15,910	0.80%	1.00%	2.75%	16.78%	16.55%
2002	1,061	$12.17	$12.08	$ 12,892	0.80%	1.00%	2.86%	(9.45%)	(9.63%)
2001	857	$13.44	$13.37	$ 11,513	0.80%	1.00%	3.20%	(2.37%)	(2.57%)
VIP - Balanced Investor Class (a)
2005	67	$10.43	$10.43	$ 699	0.25%	0.25%	-	4.28%	4.28%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Dynamic Capital Appreciation (b)
2005	330	$13.34	$13.28	$ 4,394	0.80%	1.00%	-	20.18%	19.93%
2004	156	$11.10	$11.08	$ 1,731	0.80%	1.00%	-	0.60%	0.39%
2003	103	$11.04	$11.03	$ 1,139	0.80%	1.00%	-	10.38%	10.32% (d)
VIP - Dynamic Capital Appreciation Investor Class (a)
2005	2	$10.92	$10.92	$ 27	0.25%	0.25%	-	9.18%	9.18%
VIP - Growth & Income (b)
2005	1,683	$17.38	$17.15	$ 29,208	0.80%	1.00%	1.60%	6.78%	6.56%
2004	2,131	$16.28	$16.10	$ 34,631	0.80%	1.00%	0.91%	4.95%	4.74%
2003	2,449	$15.51	$15.37	$ 37,944	0.80%	1.00%	1.11%	22.78%	22.54%
2002	2,371	$12.63	$12.54	$ 29,922	0.80%	1.00%	1.44%	(17.28%)	(17.45%)
2001	2,716	$15.27	$15.19	$ 41,456	0.80%	1.00%	1.32%	(9.48%)	(9.66%)
VIP - Growth & Income Investor Class (a)
2005	18	$10.50	$10.50	$ 192	0.25%	0.25%	-	4.96%	4.96%
VIP - Growth Opportunities (b)
2005	1,051	$12.94	$12.77	$ 13,572	0.80%	1.00%	0.94%	8.02%	7.81%
2004	1,230	$11.98	$11.85	$ 14,712	0.80%	1.00%	0.54%	6.33%	6.12%
2003	1,235	$11.27	$11.16	$ 13,902	0.80%	1.00%	0.71%	28.83%	28.58%
2002	1,041	$8.75	$8.68	$ 9,097	0.80%	1.00%	1.12%	(22.47%)	(22.63%)
2001	1,152	$11.28	$11.22	$ 12,987	0.80%	1.00%	0.38%	(15.11%)	(15.28%)
VIP - Growth Opportunities Investor Class (a)
2005	4	$10.63	$10.63	$ 43	0.25%	0.25%	-	6.28%	6.28%
VIP - Mid Cap (b)
2005	3,867	$19.26	$19.04	$ 74,400	0.80%	1.00%	-	17.36%	17.13%
2004	4,166	$16.41	$16.25	$ 68,306	0.80%	1.00%	-	23.92%	23.67%
2003	3,424	$13.24	$13.14	$ 45,297	0.80%	1.00%	0.43%	37.53%	37.25%
2002	3,498	$9.63	$9.58	$ 33,659	0.80%	1.00%	0.96%	(10.54%)	(10.72%)
2001	3,794	$10.76	$10.73	$ 40,822	0.80%	1.00%	-	(3.99%)	(4.18%)
VIP - Mid Cap Investor Class (a)
2005	181	$10.67	$10.67	$ 1,931	0.25%	0.25%	-	6.72%	6.72%
VIP - Value Strategies (b)
2005	930	$13.12	$13.06	$ 12,211	0.80%	1.00%	-	1.84%	1.64%
2004	1,420	$12.89	$12.85	$ 18,294	0.80%	1.00%	-	13.21%	12.98%
2003	823	$11.38	$11.38	$ 9,372	0.80%	1.00%	-	13.83%	13.77% (d)
VIP - Value Strategies Investor Class (a)
2005	77	$10.27	$10.27	$ 789	0.25%	0.25%	-	2.69%	2.69%
VIP - Telecomm. & Utilities Growth (b)
2005	293	$10.15	$10.06	$ 2,989	0.80%	1.00%	2.24%	8.67%	8.45%
2004	218	$9.34	$9.28	$ 2,037	0.80%	1.00%	2.46%	23.61%	23.36%
2003	61	$7.56	$7.52	$ 461	0.80%	1.00%	1.12%	25.16%	24.91%
2002	56	$6.04	$6.02	$ 336	0.80%	1.00%	1.10%	(30.47%)	(30.61%)
2001	58	$8.68	$8.68	$ 504	0.80%	1.00%	0.23%	(13.15%)	(13.22%) (e)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Technology (b)
2005	709	$10.11	$10.02	$ 7,170	0.80%	1.00%	0.42%	10.00%	9.78%
2004	1,080	$9.19	$9.13	$ 9,924	0.80%	1.00%	-	(0.38%)	(0.58%)
2003	1,368	$9.22	$9.18	$ 12,616	0.80%	1.00%	-	57.94%	57.63%
2002	440	$5.84	$5.82	$ 2,568	0.80%	1.00%	-	(38.29%)	(38.42%)
2001	389	$9.46	$9.46	$ 3,683	0.80%	1.00%	-	(5.36%)	(5.44%) (e)
VIP - Technology Investor Class (a)
2005	20	$10.78	$10.78	$ 221	0.25%	0.25%	-	7.84%	7.84%
VIP - Natural Resources (b)
2005	1,195	$19.02	$18.85	$ 22,720	0.80%	1.00%	0.53%	45.14%	44.85%
2004	680	$13.10	$13.01	$ 8,905	0.80%	1.00%	0.83%	22.96%	22.72%
2003	200	$10.66	$10.60	$ 2,134	0.80%	1.00%	0.62%	29.57%	29.30%
2002	137	$8.22	$8.20	$ 1,125	0.80%	1.00%	0.75%	(12.28%)	(12.46%)
2001	68	$9.38	$9.37	$ 637	0.80%	1.00%	0.20%	(6.24%)	(6.32%) (e)
VIP - Natural Resources Investor Class (a)
2005	48	$10.92	$10.92	$ 522	0.25%	0.25%	0.59%	9.23%	9.23%
VIP - Health Care (b)
2005	785	$12.09	$11.99	$ 9,481	0.80%	1.00%	0.19%	16.12%	15.89%
2004	680	$10.42	$10.34	$ 7,078	0.80%	1.00%	0.31%	8.09%	7.88%
2003	508	$9.64	$9.59	$ 4,891	0.80%	1.00%	-	15.24%	15.01%
2002	470	$8.36	$8.34	$ 3,930	0.80%	1.00%	0.28%	(17.75%)	(17.91%)
2001	510	$10.17	$10.16	$ 5,182	0.80%	1.00%	-	1.65%	1.56% (e)
VIP - Health Care Investor Class (a)
2005	27	$10.38	$10.38	$ 281	0.25%	0.25%	-	3.76%	3.76%
VIP - Financial Services (b)
2005	270	$13.14	$13.02	$ 3,549	0.80%	1.00%	1.34%	6.85%	6.64%
2004	331	$12.30	$12.21	$ 4,069	0.80%	1.00%	-	10.84%	10.61%
2003	321	$11.09	$11.04	$ 3,563	0.80%	1.00%	1.21%	29.54%	29.28%
2002	297	$8.56	$8.54	$ 2,539	0.80%	1.00%	1.04%	(12.12%)	(12.29%)
2001	242	$9.74	$9.74	$ 2,356	0.80%	1.00%	0.41%	(2.56%)	(2.64%) (e)
VIP - Financial Services Investor Class (a)
2005	13	$10.71	$10.71	$ 137	0.25%	0.25%	-	7.08%	7.08%
VIP - Cyclical Industries (b)
2005	249	$15.25	$15.12	$ 3,793	0.80%	1.00%	0.61%	11.98%	11.76%
2004	254	$13.62	$13.53	$ 3,459	0.80%	1.00%	0.63%	23.11%	22.86%
2003	105	$11.06	$11.01	$ 1,161	0.80%	1.00%	0.46%	37.26%	36.99%
2002	35	$8.06	$8.04	$ 282	0.80%	1.00%	0.09%	(20.32%)	(20.48%)
2001	44	$10.12	$10.11	$ 447	0.80%	1.00%	-	1.17%	1.08% (e)
VIP - Cyclical Industries Investor Class (a)
2005	3	$10.50	$10.50	$ 36	0.25%	0.25%	0.64%	4.96%	4.96%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Industries (b)
2005	40	$11.16	$11.06	$ 446	0.80%	1.00%	-	2.15%	1.94%
2004	66	$10.93	$10.85	$ 720	0.80%	1.00%	-	8.46%	8.25%
2003	62	$10.08	$10.03	$ 627	0.80%	1.00%	-	24.09%	23.84%
2002	77	$8.12	$8.10	$ 627	0.80%	1.00%	0.05%	(17.03%)	(17.19%)
2001	38	$9.79	$9.78	$ 374	0.80%	1.00%	-	(2.15%)	(2.23%) (e)
VIP - Consumer Industries Investor Class (a)
2005	2	$10.06	$10.06	$ 25	0.25%	0.25%	-	0.61%	0.61%
VIP - Real Estate (b)
2005	726	$16.71	$16.64	$ 12,132	0.80%	1.00%	2.60%	14.21%	13.98%
2004	728	$14.63	$14.60	$ 10,652	0.80%	1.00%	3.22%	33.07%	32.80%
2003	185	$11.00	$10.99	$ 2,034	0.80%	1.00%	1.90%	9.96%	9.90% (d)
VIP - Real Estate Investor Class (a)
2005	17	$10.45	$10.45	$ 176	0.25%	0.25%	3.95%	4.51%	4.51%
VIP - Strategic Income (b)
2005	964	$11.14	$11.10	$ 10,736	0.80%	1.00%	4.98%	2.27%	2.07%
2004	548	$10.89	$10.87	$ 5,965	0.80%	1.00%	3.68%	8.89%	8.74% (c)
VIP - Strategic Income Investor Class (a)
2005	84	$10.09	$10.09	$ 852	0.25%	0.25%	7.57%	0.93%	0.93%
VIP - Aggressive Growth (a)
2005	30	$10.87	$10.86	$ 327	0.80%	1.00%	-	8.68%	8.57%
VIP - Aggressive Growth Investor Class (a)
2005	1	$10.29	$10.29	$ 8	0.25%	0.25%	-	2.94%	2.94%
VIP - International Capital Appreciation (a)
2005	39	$11.38	$11.37	$ 449	0.80%	1.00%	0.39%	13.81%	13.70%
VIP - International Capital Appreciation Investor Class (a)
2005	39	$10.77	$10.77	$ 417	0.25%	0.25%	0.35%	7.73%	7.73%
VIP - Value Leaders (a)
2005	202	$10.83	$10.82	$ 2,192	0.80%	1.00%	0.61%	8.30%	8.19%
VIP - Value Leaders Investor Class (a)
2005	7	$10.42	$10.42	$ 71	0.25%	0.25%	0.62%	4.20%	4.20%
VIP - Value (a)
2005	67	$10.66	$10.65	$ 708	0.80%	1.00%	0.63%	6.60%	6.49%
VIP - Value Investor Class (a)
2005	15	$10.28	$10.28	$ 151	0.25%	0.25%	0.76%	2.83%	2.83%
VIP - Growth Stock (a)
2005	141	$10.58	$10.57	$ 1,486	0.80%	1.00%	-	5.80%	5.70%
VIP - Growth Stock Investor Class (a)
2005	4	$10.32	$10.32	$ 39	0.25%	0.25%	-	3.19%	3.19%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income (a)
2005	71	$10.23	$10.23	$ 727	0.80%	0.80%	1.27%	2.32%	2.32%
VIP - Freedom Income Investor Class (a)
2005	45	$10.14	$10.14	$ 457	0.25%	0.25%	-	1.41%	1.41%
VIP - Freedom 2005 (a)
2005	14	$10.48	$10.48	$ 142	0.80%	0.80%	0.28%	4.82%	4.82%
VIP - Freedom 2005 Investor Class (a)
2005	10	$10.24	$10.24	$ 106	0.25%	0.25%	-	2.41%	2.41%
VIP - Freedom 2010 (a)
2005	219	$10.51	$10.51	$ 2,296	0.80%	0.80%	1.13%	5.06%	5.06%
VIP - Freedom 2010 Investor Class (a)
2005	14	$10.26	$10.26	$ 140	0.25%	0.25%	-	2.61%	2.61%
VIP - Freedom 2015 (a)
2005	231	$10.64	$10.64	$ 2,457	0.80%	0.80%	1.14%	6.37%	6.37%
VIP - Freedom 2015 Investor Class (a)
2005	11	$10.32	$10.32	$ 115	0.25%	0.25%	-	3.21%	3.21%
VIP - Freedom 2020 (a)
2005	189	$10.74	$10.74	$ 2,024	0.80%	0.80%	0.85%	7.35%	7.35%
VIP - Freedom 2020 Investor Class (a)
2005	16	$10.37	$10.37	$ 170	0.25%	0.25%	-	3.71%	3.71%
VIP - Freedom 2025 (a)
2005	32	$10.80	$10.80	$ 347	0.80%	0.80%	0.77%	8.02%	8.02%
VIP - Freedom 2025 Investor Class (a)
2005	17	$10.40	$10.40	$ 176	0.25%	0.25%	-	4.01%	4.01%
VIP - Freedom 2030 (a)
2005	46	$10.89	$10.89	$ 505	0.80%	0.80%	0.74%	8.87%	8.87%
VIP - Freedom 2030 Investor Class (a)
2005	1	$10.43	$10.43	$ 8	0.25%	0.25%	-	4.31%	4.31%
UIF - Emerging Markets Equity
2005	1,699	$17.87	$17.63	$ 30,287	0.80%	1.00%	0.35%	32.79%	32.52%
2004	1,082	$13.45	$13.30	$ 14,551	0.80%	1.00%	0.60%	22.13%	21.88%
2003	1,045	$11.02	$10.92	$ 11,512	0.80%	1.00%	-	48.47%	48.18%
2002	454	$7.42	$7.37	$ 3,368	0.80%	1.00%	-	(9.63%)	(9.81%)
2001	385	$8.21	$8.17	$ 3,162	0.80%	1.00%	-	(7.24%)	(7.43%)
UIF - Emerging Markets Debt
2005	295	$19.26	$19.01	$ 5,680	0.80%	1.00%	7.86%	11.36%	11.13%
2004	285	$17.30	$17.10	$ 4,923	0.80%	1.00%	6.42%	9.18%	8.96%
2003	316	$15.84	$15.70	$ 5,009	0.80%	1.00%	-	26.84%	26.59%
2002	181	$12.49	$12.40	$ 2,258	0.80%	1.00%	6.91%	8.35%	8.13%
2001	107	$11.53	$11.47	$ 1,234	0.80%	1.00%	10.25%	9.21%	8.99%

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Value Equity
2005	415	$15.16	$14.96	$ 6,280	0.80%	1.00%	1.04%	4.99%	4.78%
2004	435	$14.44	$14.27	$ 6,273	0.80%	1.00%	0.97%	12.63%	12.40%
2003	334	$12.82	$12.70	$ 4,272	0.80%	1.00%	-	27.93%	27.68%
2002	336	$10.02	$9.95	$ 3,365	0.80%	1.00%	1.36%	(17.53%)	(17.70%)
2001	197	$12.15	$12.09	$ 2,387	0.80%	1.00%	1.17%	(7.79%)	(7.98%)
UIF - International Magnum
2005	425	$12.31	$12.15	$ 5,222	0.80%	1.00%	1.31%	10.18%	9.96%
2004	391	$11.17	$11.05	$ 4,367	0.80%	1.00%	2.93%	16.45%	16.21%
2003	315	$9.60	$9.51	$ 3,022	0.80%	1.00%	0.13%	26.40%	26.14%
2002	269	$7.59	$7.54	$ 2,038	0.80%	1.00%	1.35%	(17.48%)	(17.65%)
2001	81	$9.20	$9.15	$ 749	0.80%	1.00%	0.42%	(19.94%)	(20.10%)
OMIF - Growth II (b)
2005	197	$10.51	$10.37	$ 2,069	0.80%	1.00%	-	10.47%	10.25%
2004	307	$9.52	$9.41	$ 2,917	0.80%	1.00%	-	5.76%	5.54%
2003	544	$9.00	$8.92	$ 4,895	0.80%	1.00%	-	24.70%	24.45%
2002	699	$7.22	$7.16	$ 5,045	0.80%	1.00%	-	(30.99%)	(31.12%)
2001	1,260	$10.46	$10.40	$ 13,177	0.80%	1.00%	-	(40.95%)	(41.07%)
OMIF - Small Cap (b)
2005	424	$20.51	$20.24	$ 8,688	0.80%	1.00%	-	0.67%	0.46%
2004	556	$20.37	$20.14	$ 11,320	0.80%	1.00%	-	15.25%	15.02%
2003	1,008	$17.68	$17.51	$ 17,811	0.80%	1.00%	-	37.92%	37.64%
2002	1,398	$12.82	$12.72	$ 17,905	0.80%	1.00%	-	(31.66%)	(31.80%)
2001	1,581	$18.76	$18.66	$ 29,637	0.80%	1.00%	0.11%	5.21%	5.00%
OMIF - Select Value (b)
2005	232	$16.52	$16.31	$ 3,831	0.80%	1.00%	1.92%	3.67%	3.47%
2004	301	$15.94	$15.76	$ 4,801	0.80%	1.00%	2.04%	2.03%	1.82%
2003	512	$15.62	$15.48	$ 7,985	0.80%	1.00%	2.44%	17.35%	17.11%
2002	964	$13.31	$13.22	$ 12,825	0.80%	1.00%	0.84%	(25.67%)	(25.82%)
2001	1,555	$17.91	$17.82	$ 27,829	0.80%	1.00%	0.29%	0.90%	0.70%
OMIF - Technologies & Communications (b)
2005	826	$8.83	$8.71	$ 7,284	0.80%	1.00%	-	9.04%	8.82%
2004	1,203	$8.10	$8.01	$ 9,739	0.80%	1.00%	-	5.57%	5.36%
2003	1,968	$7.67	$7.60	$ 15,093	0.80%	1.00%	-	44.17%	43.88%
2002	2,321	$5.32	$5.28	$ 12,351	0.80%	1.00%	-	(54.36%)	(54.45%)
2001	3,239	$11.66	$11.60	$ 37,753	0.80%	1.00%	-	(52.70%)	(52.80%)
OMIF - Large Cap Growth (b)
2005	493	$15.96	$15.75	$ 7,869	0.80%	1.00%	-	4.86%	4.65%
2004	713	$15.22	$15.05	$ 10,852	0.80%	1.00%	-	6.06%	5.85%
2003	1,088	$14.35	$14.22	$ 15,610	0.80%	1.00%	-	31.80%	31.54%
2002	1,355	$10.89	$10.81	$ 14,744	0.80%	1.00%	-	(31.89%)	(32.02%)
2001	1,914	$15.98	$15.90	$ 30,581	0.80%	1.00%	-	(36.68%)	(36.81%)

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Notes to Financial Statements - continued

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Discovery (b)
2005	401	$15.16	$14.96	$ 6,066	0.80%	1.00%	-	8.73%	8.51%
2004	512	$13.94	$13.78	$ 7,133	0.80%	1.00%	-	18.20%	17.96%
2003	871	$11.79	$11.68	$ 10,272	0.80%	1.00%	-	33.14%	32.87%
2002	882	$8.86	$8.79	$ 7,808	0.80%	1.00%	-	(38.05%)	(38.17%)
2001	1,142	$14.30	$14.22	$ 16,327	0.80%	1.00%	-	(31.33%)	(31.47%)
WFAF - Opportunity (b)
2005	245	$19.13	$18.88	$ 4,681	0.80%	1.00%	-	7.02%	6.81%
2004	321	$17.88	$17.67	$ 5,735	0.80%	1.00%	-	17.27%	17.04%
2003	488	$15.24	$15.10	$ 7,428	0.80%	1.00%	0.07%	35.91%	35.64%
2002	659	$11.21	$11.13	$ 7,384	0.80%	1.00%	0.37%	(27.40%)	(27.55%)
2001	697	$15.45	$15.37	$ 10,771	0.80%	1.00%	0.41%	(4.48%)	(4.67%)
CST - Small Cap Growth
2005	392	$11.47	$11.32	$ 4,477	0.80%	1.00%	-	(3.46%)	(3.65%)
2004	654	$11.88	$11.75	$ 7,771	0.80%	1.00%	-	9.98%	9.76%
2003	855	$10.81	$10.70	$ 9,228	0.80%	1.00%	-	47.36%	47.06%
2002	439	$7.33	$7.28	$ 3,215	0.80%	1.00%	-	(34.22%)	(34.36%)
2001	562	$11.15	$11.09	$ 6,264	0.80%	1.00%	-	(16.69%)	(16.85%)
CST - International Focus
2005	147	$12.40	$12.23	$ 1,831	0.80%	1.00%	0.77%	16.50%	16.27%
2004	144	$10.64	$10.52	$ 1,530	0.80%	1.00%	0.95%	13.82%	13.59%
2003	153	$9.35	$9.26	$ 1,435	0.80%	1.00%	0.48%	32.03%	31.76%
2002	149	$7.08	$7.03	$ 1,057	0.80%	1.00%	-	(20.55%)	(20.71%)
2001	160	$8.91	$8.87	$ 1,426	0.80%	1.00%	-	(22.90%)	(23.06%)
CST - Global Small Cap Focus (b)
2005	180	$12.90	$12.73	$ 2,340	0.80%	1.00%	-	15.22%	14.99%
2004	193	$11.20	$11.07	$ 2,157	0.80%	1.00%	-	17.04%	16.81%
2003	567	$9.57	$9.48	$ 5,421	0.80%	1.00%	-	46.48%	46.18%
2002	124	$6.53	$6.49	$ 811	0.80%	1.00%	-	(34.68%)	(34.82%)
2001	161	$10.00	$9.95	$ 1,608	0.80%	1.00%	-	(29.21%)	(29.35%)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

(a) New fund. See Note 1

(b) Name changed. See Note 1

(c) These portfolios commenced operations on April 30, 2004.

(d) These portfolios commenced operations on September 26, 2003.

(e) These portfolios commenced operations on July 30, 2001.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2005, and the results of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Empire Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2005 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
March 22, 2006

Annual Report

Retirement Reserves and Income Advantage are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.EVA/E.FIA-ANN-0206
1.540222.108

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2005, 2004 AND 2003

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)

FINANCIAL STATEMENTS

for the years ended December 31, 2005, 2004 and 2003

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR Corp.) at December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Notes 2 and 3 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts in 2004.

March 31, 2006

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
BALANCE SHEETS
(in thousands, except share data) December 31, 2005 and 2004

ASSETS	2005	2004

Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $77,703 in 2005 and $75,414 in 2004)	$ 77,222	$ 77,221

Total investments	77,222	77,221

Cash and cash equivalents	2,844	1,587
Accrued investment income	1,107	1,347
Deferred policy acquisition costs	27,208	28,386
Reinsurance deposit and receivables	74,495	63,804
Other assets	160	295
Income taxes receivable	776	--
Separate account assets	1,094,807	1,058,075

Total assets	$ 1,278,619	$ 1,230,715

LIABILITIES

Future contract and policy benefits	$ 62,099	$ 54,055
Contractholder deposit funds	50,735	49,311
Deferred tax liability	5,573	6,589
Payable to parent and affiliates	475	138
Income taxes payable	--	71
Other liabilities and accrued expenses	218	469
Separate account liabilities	1,094,807	1,058,075

Total liabilities	1,213,907	1,168,708

Commitments and contingencies (Note 11)

STOCKHOLDER'S EQUITY

Common stock, par value $10 per share - 200,000 shares
authorized; issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	(181)	1,032
Retained earnings	49,393	45,475

Total stockholder's equity	64,712	62,007

Total liabilities and stockholder's equity	$ 1,278,619	$ 1,230,715

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
(in thousands) for the years ended December 31, 2005, 2004 and 2003

	2005	2004	2003

Revenues:
Fees charged to contractholders	$ 8,748	$ 8,507	$ 7,726
Net investment income	3,024	2,851	2,854
Interest on reinsurance deposit	2,779	2,776	2,275
Fund administration fees	309	327	344
Net realized investment gains	143	304	506
Premiums	436	799	693

Total Revenue	15,439	15,564	14,398

Benefits and expenses:
Underwriting, acquisition and insurance expenses (1)	6,553	5,054	3,774
Contract and policy benefits and expenses	3,889	4,054	3,914

Total benefits and expenses	10,442	9,108	7,688

Income before income taxes	4,997	6,456	6,710

Income tax expense	1,079	1,592	1,215

Income before cumulative effect of change in accounting principle	3,918	4,864	5,495

Cumulative effect of change in accounting principle (less applicable income tax expense of $12 in 2004)	--	23	--

Net income	3,918	4,887	5,495

Other comprehensive income, before tax:
Unrealized (losses) gains on securities:
Net unrealized holding (losses) gains during the period	(1,722)	(829)	378
Reclassification adjustment for net realized gains included in net income	(143)	(304)	(506)
Benefit for income taxes related to items of other comprehensive income	652	398	192

Other comprehensive income, net of tax	(1,213)	(735)	64

Comprehensive income	$ 2,705	$ 4,152	$ 5,559

(1)Includes affiliated party transactions (Note 8)

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands) for the years ended December 31, 2005, 2004 and 2003

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Total Stockholder's Equity

Balance at December 31, 2002	$ 2,000	$ 13,500	$ 1,703	$ 35,093	$ 52,296

Comprehensive income:
Net income	--	--	--	5,495	5,495
Other comprehensive income	--	--	64	--	64

Balance at December 31, 2003	2,000	13,500	1,767	40,588	57,855

Comprehensive income:
Net income	--	--	--	4,887	4,887
Other comprehensive income	--	--	(735)	--	(735)

Balance at December 31, 2004	2,000	13,500	1,032	45,475	62,007

Comprehensive income:
Net income	--	--	--	3,918	3,918
Other comprehensive income	--	--	(1,213)	--	(1,213)

Balance at December 31, 2005	$ 2,000	$ 13,500	$ (181)	$ 49,393	$ 64,712

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A Wholly-Owned Ultimate Subsidiary of FMR Corp.)
STATEMENTS OF CASH FLOWS
(in thousands) for the years ended December 31, 2005, 2004 and 2003

	2005	2004	2003
Cash flows from operating activities:
Net income	$ 3,918	$ 4,887	$ 5,495
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Amortization and depreciation	787	917	743
Net realized investment gains	(143)	(304)	(506)
Cumulative effect of change in accounting principle	--	(23)	--
Benefit for deferred taxes	(363)	(91)	(715)
Change in deferred policy acquisition costs, net of amortization	1,601	443	(1,818)
Change in assets and liabilities:
Accrued investment income	240	(32)	(149)
Future contract and policy benefits, net	14,156	18,392	2,771
Reinsurance deposit and receivables	(10,692)	(16,857)	(9,716)
Payable to parent and affiliates, net	337	(600)	209
Income taxes	(846)	(217)	758
Other assets and other liabilities, net	(127)	(59)	(1,095)

Net cash provided by (used for) operating activities	8,868	6,456	(4,023)

Cash flows from investing activities:
Purchase of debt securities	(57,284)	(21,205)	(31,474)
Proceeds from sales of debt securities	49,296	16,101	15,488
Proceeds from maturities and calls of debt securities	5,065	2,690	4,220

Net cash used for investing activities	(2,923)	(2,414)	(11,766)

Cash flows from financing activities:
Deposits credited to variable annuity contracts	45,018	41,205	57,003
Deposits credited to fixed annuity contracts	3,579	4,707	11,903
Net transfers from separate account	46,305	40,106	43,311
Withdrawals from variable annuity contracts	(94,174)	(85,416)	(94,112)
Withdrawals from fixed annuity contracts	(5,416)	(4,242)	(2,668)

Net cash (used for) provided by financing activities	(4,688)	(3,640)	15,437

Net increase (decrease) in cash and cash equivalents	1,257	402	(352)

Cash and cash equivalents:
Beginning of year	1,587	1,185	1,537

End of year	$ 2,844	$ 1,587	$ 1,185

The accompanying notes are an integral part of the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR Corp. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Old Mutual Insurance Series Funds, the Wells Fargo Advantage Variable Trust Funds and the Credit Suisse Trust, which are reported at the net asset value of such portfolios. Effective January 9, 2004, the Company closed the Old Mutual Insurance Series Funds and the Wells Fargo Advantage Variable Trust Funds to new money.

The Company offers a term life insurance product with level premium paying periods of five, ten, fifteen and twenty years and a fixed immediate annuity product with guaranteed income for life or period certain.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values are derived from external market quotations. Debt securities that experience declines in fair value that are other than temporary are considered impaired and are written down to fair value with a corresponding charge to net income. Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the market value has been less than cost, the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on debt securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds and are reported at fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $2,822,000 and $1,573,000 at December 31, 2005 and 2004, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contractholders include mortality and expense risk, and administrative charges for variable annuity contractholders. Fund administration fees represent administration fees charged to investment managers and are recognized when earned. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, variable annuity products with a guaranteed minimum death benefit ("GMDB") feature (see Note 3 - Adoption of Statement of Position 03-01), the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Future contract benefits for the variable and fixed annuity products are computed using interest rates ranging from 1% to 8% and estimates for mortality. For policies issued in 2003 and prior, the fixed income annuity product is accounted for as contractholder deposits, recognizing the immateriality of the life contingent contracts. The liabilities for future policy benefits for traditional life insurance products are computed using the net level premium reserve method and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation.

Contractholder Deposit Funds

Contractholder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for the fixed portion of the variable income annuity product with minimal life contingencies. Liabilities are equal to the accumulated policy values, which consists of an accumulation of deposit payments plus credited interest, less withdrawals and amounts assessed through the end of the period.

Reinsurance Deposit and Receivables

The Company reinsures certain of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - "Affiliated Company Transactions", and certain insurance expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are amortized over the life time of the policy generally estimated as the level term period for the term life insurance product, a 20-year period for the deferred annuity product, and a 30-year period for the variable immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgment about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on EFILI's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross margin or gross profits to amortize the remaining DAC balances.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 9% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return is developed such that the combination of actual and projected return equals the long term return. The Company limits the projected return to no greater than 13% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

New Accounting Pronouncements

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs ("DAC") in Connection with Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Initial application of SOP 05-1 should be as of the beginning of the entity's fiscal year.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company elected early adoption SOP 05-1 effective January 1, 2005. The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. Adoption of this statement had no impact on the Company's financial statements as of January 1, 2005.

In May 2005, the Financial Accounting Standards Board ("FASB") issued Statements on Financial Accounting Standards ("SFAS") No. 154, "Accounting Changes and Error Corrections - a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS No. 154")." SFAS No. 154 requires the retrospective application of changes in accounting principles to prior period's financial statements. This Statement applies to all voluntary changes in accounting principles made after December 15, 2005, and for the limited instance when a new accounting pronouncement does not provide transition provisions.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. Reporting and measuring the Company's interest in its separate accounts as general accounts assets are based on the insurer's proportionate beneficial interest in the separate account's underlying assets. SOP 03-01 is effective for fiscal years beginning after December 15, 2003. The SOP requires the establishment of a liability for contracts that contain death or other insurance benefits using a specified reserve methodology that is different from the methodology that the Company had previously used. The Company adopted SOP 03-01 as of January 1, 2004 and recorded a cumulative effect of a change in accounting principle of $35,000 in the statements of income and comprehensive income.

In March 2004, the FASB's Emerging Issues Task Force reached a consensus regarding the application of guidance for the evaluation of whether an investment is other than temporarily impaired under the requirements of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Applications to Certain Investments" ("EITF No. 03-1"). During September 2004, the FASB delayed the effective date for the measurement and recognition guidance under EITF No. 03-1. However, the disclosure requirements, which were effective for fiscal years ending after December 15, 2003, were not deferred. During 2005, the FASB further modified the guidance by issuing FSP No. 115/124-1, "Accounting for Certain Investments in Debt and Equity Securities," effective for other than temporary impairments adopted for periods beginning after December 15, 2005. EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, "Accounting for Certain Investments in Debt and Equity Securities" including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The Company implemented the disclosures required by EITF No. 03-1 beginning with the year ended December 31, 2003.

In December 2003, the FASB issued FASB Interpretation No. 46 (Revised December 2003), "Consolidation of Variable Interest Entities." This standard does not impact the Company's results of operations or financial position.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01:

Effective January 1, 2004, the Company adopted SOP 03-01 (see Note 2 - New Accounting Pronouncements) and recorded a cumulative effect of a change in accounting principle of $23,000, net of income taxes. In 2003 and prior, the Company carried a GMDB reserve. Upon adoption, the Company increased its GMDB reserve as SOP 03-01 required the use of a specified reserve methodology which is different than the methodology previously used by the Company.

The following illustrates the components of the benefit (in thousands):

Increase in guaranteed minimum death benefit liability	$ (10)
Change in deferred acquisition costs	45
35
Provision for income taxes	(12)

Cumulative effect of change in accounting principle	$ 23

Guaranteed Minimum Death Benefits

The Company issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

The following summarizes the liability for GMDB contracts reflected in the general account in thousands:

	2005	2004
Beginning balance	$ 1,051	$ 1,288
Unlocking of benefit ratio	(269)	(105)
Interest on reserve	60	76
Claims paid	(262)	(518)
Accrual of benefit ratio	268	309
Reserve on new issues	--	1

Ending balance	$ 848	$ 1,051

The reinsurance recoverables associated with GMDB were $786,000 and $961,000 at December 31, 2005 and December 31, 2004, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

3. ADOPTION OF STATEMENT OF POSITION 03-01 (CONTINUED):

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability, which the Company began utilizing upon adoption of SOP 03-01.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8-11% depending on the underlying fund type.
  The DAC model employs a mean reversion algorithm that looks back to the later of the original issue date or 1997 and compares historical fund returns to the Company's long term estimate.
  The volatility assumption is 20% for equity funds; 8.7% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 2-7% and 1-3%, respectively, depending on contract type and policy duration.
  The projected lapse rates for 2006 include an additional 12% lapse for anticipated exchanges to a new deferred variable annuity product.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2005 and 2004. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
	2005	2004
(in thousands, except for contractholder data)

Net deposits paid
Account value	$ 932,798	$ 927,884
Net amount at risk	$ 37,678	$ 48,631
Average attained age of contractholders	63	62
Ratchet (highest historical account value at specified anniversary dates)
Account value	$ 57,221	$ 56,588
Net amount at risk	$ 13,897	$ 17,391
Average attained age of contractholders	67	66

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)
Debt securities	$ 3,489	$ 3,486	$ 3,569
Cash and cash equivalents	230	41	33
Total investment income	3,719	3,527	3,602
Less: Investment expenses	695	676	748
Net Investment Income	$ 3,024	$ 2,851	$ 2,854

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)
Debt securities
Gross realized gains	$ 517	$ 336	$ 585
Gross realized losses	$ 374	$ 32	$ 79

There were no realized investment losses as a result of other than temporary impairments for 2005, 2004, and 2003, respectively. There were no debt securities that were non-income producing for 2005, 2004, and 2003 respectively.

Net unrealized investment (losses) gains on available-for-sale securities carried at fair value, and the related impact on DAC and deferred income taxes as of December 31, were as follows:

	December 31,
	2005	2004	2003
	(in thousands)
Debt securities	$ (481)	$ 1,807	$ 3,310
DAC	203	(220)	(590)
Deferred income tax benefit (expense)	97	(555)	(953)
	$ (181)	$ 1,032	$ 1,767

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2005 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (635)	$ 50,642	127
Greater than 12 months	(186)	6,453	28
	$ (821)	$ 57,095	155
Below investment grade debt securities:
0-12 months	$ (5)	$ 556	2
Greater than 12 months	--	--	--
	$ (5)	$ 556	2

Debt securities that have been in a continuous unrealized loss position as of December 31, 2004 were as follows:

	Gross Unrealized Losses	Fair Value	Number of Securities
	(in thousands)
Investment grade debt securities:
0-12 months	$ (107)	$ 18,143	35
Greater than 12 months	(1)	71	1
	$ (108)	$ 18,214	36

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' compliance with the securities' obligations in accordance with their contractual terms, management's intent and ability to hold these securities for a period of time sufficient to allow for any anticipated recovery in market value, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair values of the securities above were temporary as of December 31, 2005 and 2004. The majority of the securities are investment grade fixed maturities priced at or greater than 90% of amortized cost at December 31, 2005. The decline in market value was primarily the result of an increase in interest rates from the security's purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities, by type of issuer, were as follows:

	December 31, 2005
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 12,576	$ 4	$ (89)	$ 12,491
Corporate debt securities	50,520	337	(661)	50,196
Mortgage backed securities	14,607	4	(76)	14,535

	$ 77,703	$ 345	$ (826)	$ 77,222
	December 31, 2004
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
Debt securities:
U.S. Treasury and other U.S.
Government corporations and agency securities	$ 18,299	$ 179	$ (24)	$ 18,454
Corporate debt securities	57,115	1,736	(84)	58,767

	$ 75,414	$ 1,915	$ (108)	$ 77,221

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(in thousands)
Due in 1 year or less	$ 15,955	$ 15,944
Due after 1 year through 5 years	40,554	40,159
Due after 5 year through 10 years	3,844	3,843
Due after 10 years	2,743	2,741
Mortgage backed securities	14,607	14,535
	$ 77,703	$ 77,222

At December 31, 2005, and 2004, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Government corporations and agency securities.

At December 31, 2005, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $405,000 and $409,000, respectively. At December 31, 2004, the amortized cost and fair value of a U.S. Treasury security on deposit with the state of New York was $417,000 and $424,000, respectively.

5. FAIR VALUE OF FINANCIAL INSTRUMENTS:

Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates, which, in many cases, may differ from the amounts which could be realized upon immediate liquidation.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

5. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED):

The estimated carrying amounts and fair values of the financial instruments as of December 31, were as follows:

	2005		2004
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)

Financial Assets:
Debt securities (Note 2)	$ 77,222	$ 77,222	$ 77,221	$ 77,221
Cash and cash equivalents (Note 2)	2,844	2,844	1,587	1,587
Reinsurance deposit and receivables	74,495	76,039	63,804	66,373
Separate account assets	1,094,807	1,094,807	1,058,075	1,058,075

	$ 1,249,368	$ 1,250,912	$ 1,200,687	$ 1,203,256

Financial Liabilities:
Future contract and policy benefits	$ 62,099	$ 62,059	$ 54,055	$ 54,052
Contractholder deposit funds	50,735	52,278	49,311	51,880
Separate account liabilities	1,094,807	1,094,807	1,058,075	1,058,075

	$ 1,207,641	$ 1,209,144	$ 1,161,441	$ 1,164,007

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for the Company's reinsurance deposits for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Future Contract and Policy Benefits and Contractholder Deposit Funds

Fair values for the Company's liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Separate Accounts

Assets held in separate accounts are reported in the accompanying balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)
Current:
Federal	$ 1,186	$ 1,359	$ 1,512
State	256	324	418
	1,442	1,683	1,930
Deferred:
Federal	(363)	(91)	645
State	--	--	(1,360)
	(363)	(91)	(715)
Provision for income taxes	$ 1,079	$ 1,592	$ 1,215

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to the franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded, as the Company believes that the reversal of temporary differences will have no impact on the state income tax that the Company will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

	Years Ended December 31,
	2005	2004
	(in thousands)
Deferred income tax (liabilities) assets:
Deferred policy acquisition costs	$ (7,251)	$ (7,324)
Unrealized losses/(gains) on available-for-sale securities	168	(632)
Contractholder reserves	1,047	922
Deferred revenue	414	412
Other, net	49	33

Net deferred tax liability	$ (5,573)	$ (6,589)

The statute of limitations on the Company's federal income tax returns is open for the taxable years ended December 31, 2003 and thereafter. In management's opinion, adequate tax liabilities have been established for all open years.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. INCOME TAXES (CONTINUED):

Income taxes were 21.6%, 24.7%, and 18.1% of pretax earnings in 2005, 2004 and 2003 respectively. The effective tax rates differed from the federal statutory income tax rate of 35% primarily due to dividends received deductions, foreign tax credits and state taxes.

The Company paid FILI federal and state income taxes of $2,289,000, $1,900,000 and $1,172,000 in 2005, 2004 and 2003, respectively, related to the Company's separate-company basis net operating results for the year. Intercompany tax balances are settled within 30 days of the actual tax payments.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for transfer to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31, not including realized capital gains. The Superintendent of Insurance must be notified 30 days prior to any declaration of the dividend. No dividends have been paid or declared during 2005, 2004 and 2003, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; deferred income taxes are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)
Statutory net income	$ 5,546	$ 5,735	$ 4,645
Statutory surplus	$ 46,063	$ 40,504	$ 34,891

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR Corp. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company also pays FIA 2.5% of the annuity payments received for its fixed immediate annuity. The Company compensated FIA in the amount of $1,737,000, $1,748,000 and $2,119,000 in 2005, 2004 and 2003, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has administrative services agreements with FILI and FMR Corp. and its subsidiaries whereby certain administrative and special services are provided for the Company. The Company paid FILI and FMR Corp. and its subsidiaries $2,248,000, $2,180,000 and $2,230,000 in 2005, 2004 and 2003, respectively, for such services. The Company has an agreement with Fidelity Management Trust Company ("FMTC") under which FMTC provides investment management and advisory services to the Company. The Company paid FMTC $237,000, $234,000 and $229,000 in 2005, 2004 and 2003, respectively, for such services.

FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $108,000, $87,000 and $72,000 were charged to the Company in 2005, 2004 and 2003, respectively.

FMR Corp sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $221,000, $190,000 and $217,000 in 2005, 2004 and 2003, respectively.

The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were $1,000, $5,000 and $13,000 in 2005, 2004 and 2003, respectively.

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)

Commissions, gross	$ 1,737	$ 1,748	$ 2,119
Compensation and benefits	2,125	1,918	2,026
Capitalization of deferred policy acquisition costs	(1,528)	(1,462)	(2,175)
Amortization of deferred policy acquisition costs	3,129	1,905	357
Rent expenses	186	239	231
Taxes, licenses and fees	(49)	(95)	356
General insurance expenses	953	801	860

	$ 6,553	$ 5,054	$ 3,774

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2005, 2004 and 2003, the Company adjusted amortization by $1,375,000, $314,000 and ($867,000) respectively, to reflect actual experience for investment performance, persistency and inflation assumptions. This adjustment has been reflected in amortization expense.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2005). The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts is accounted for as a deposit liability and is recorded in contractholder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance of 2.5% of premiums and an annual allowance of a percentage of assets ranging from 0.25% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

Financial information related to the two coinsurance agreements was as follows:

December 31,
	2005	2004
(in thousands)
Deposit assets:
Genworth Financial	$ 47,439	$ 22,533
Principal Life Insurance Company	23,964	38,437

Reinsurance deposits	$ 71,403	$ 60,970

Contractholder deposit funds and future benefits	$ 72,584	$ 62,146

Interest on reinsurance deposit	$ 2,779	$ 2,776
Contract and policy benefits and expenses	$ 2,157	$ 2,093

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company are partially secured by investments held in trust.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(A WHOLLY-OWNED ULTIMATE SUBSIDIARY OF FMR CORP.)

NOTES TO FINANCIAL STATEMENTS, CONTINUED

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2005	2004	2003
	(in thousands)

Direct life premiums	$ 1,170	$ 1,105	$ 978
Reinsurance ceded	(734)	(306)	(285)
Net life premiums	$ 436	$ 799	$ 693

Direct contract and policy benefits	$ 11,775	$ 11,092	$ 14,158
Reinsurance ceded	(7,886)	(7,038)	(10,244)
Net contract and policy benefits	$ 3,889	$ 4,054	$ 3,914

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assured for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

Item 24 Financial Statements and Exhibits
a) Financial Statements included in Part B
(1) The following financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.
(2) Statement of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2005.
(3) Statements of Operations and Changes in Net Assets for Empire Fidelity Investments Variable Annuity Ac count A for Years ended December 31, 2005 and 2004.
(4) Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Vari able Annuity Account A.
(5) Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2005 and 2004.
(6) Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended De cember 31, 2005 and 2004.
(7) Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2005 and 2004.
(8) Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2005 and 2004.
(9) Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.
(10) Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insur ance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Available

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4) Variable Annuity Policy filed herein as Exhibit 4.

(5) Application for Deferred Variable Annuity is filed here in as Exhibit 5.

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life. (Note 1)

(7) Not Applicable.

(8) Not Applicable

(9) Legal opinion and consent of David J. Pearlman filed herein as exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP filed herein as exhibit 10.

(11) Not Available

(12) Not Available.

(13) Performance Advertising Calculations (Note 2)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 1)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Note 1) (c) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund III and Fidelity Distributors Corporation. (Note 1)

(d) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 1)

(e) Form of Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY UNI VERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 2)

(g) Form of Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 3)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 7 to this Registration Statement filed April 28, 1998.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

ALLAN BRANDON

JAMES C. CURVEY

RODNEY R. ROHDA

CLARE S. RICHER

RICHARD A. SPILLANE, JR.

ALBERT FRANCKE

ROGER T. SERVISON

LENA G. GOLDBERG

JON J. SKILLMAN

PETER G. JOHANNSEN

MALCOLM MACKAY

FLOYD L. SMITH

Executive Officers of Empire Fidelity Investments LifeJ

JOAN M. BLOOM, Senior Vice President, Marketing

DAVID A. GOLINO, Senior Vice President and Chief Financial Officer

DAVID W. MORSE, Senior Vice President, Client Services

STEPHEN L. DESCHENES, Executive Vice President, Product Management

JEFFREY K. CIMINI, Executive Vice President, Sales

WILLIAM J. JOHNSON JR., Actuary and Executive Vice President, Investment Product Development and Risk

Management

DAVID J. PEARLMAN, Vice President, Secretary and General Counsel

JOSEPH F. HOPE III, Treasurer

PAUL J. VANCHERI, Senior VIce President, System and Technology

EARL F. MARTIN, Appointed Actuary

The addresses of Albert Francke, Peter Johannsen, Malcolm MacKay, and Floyd L. Smith are 11 Depot Street, P. O. Box 1860, Wolfboro, New Hampshire 03894; 919 Third Avenue, New York, New York 10022; One Post Office Square, Boston, Massachusetts 02109; and 4 Peter Cooper Road, # 9G, New York, New York 10010, respectively. The principal business address of Allan Brandon is One World Financial Center, 200 Liberty Street, Tower A, New York, New York 10281. Theprincipal business address of each of the other above persons is 82 Devonshire Street, Boston, Massachusetts 02109.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2006 there were 0 Qualified Contracts and 464 Non-Qualified Contracts Outstanding.

Item 28. Indemnification

FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	\\\\\\\\\	Jeffrey Carney	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Director
		Ellyn A. McColgan		Director
		Jeffrey Carney		Chief Executive Officer and President
		Michael J. Sonier		Chief Financial Officer and Senior Vice President
		Mark DiTota		Vice President, Real Estate
		Jacqueline Shoback		Vice President, Real Estate
		Tami R. Rash		Treasurer
		J. Gregory Wass		Assistant Treasurer
		Alex Gavis		Secretary and General Counsel
		Roger T. Servison		Vice President, Electronic Access Membership
		Jay Freedman		Assistant Secretary
		Susan Sturdy		Assistant Secretary
		Susan Boudrot		Compliance Officer
		Lee Weiss		Executive Vice President, Family Office

The address for each person named in Item 29(a) is 82 Devonshire Street, Boston, Massachusetts 02109.

(c) Commissions or other compensation received by the principal underwriter.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at One World Financial Center New York, New York 10281.

Item 31. Management Services - The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2005, 2004, and 2003 were $1,857,529, $1,813,800 and $2,110,699, respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Empire Fidelity Investments Variable Annuity Account A and Empire Fidelity Investments Life Insurance Company, have duly caused this Post-Effective Amendment No. 1 to the Registration Statement on N-4 to be signed on their behalf in the city of Boston and the Commonwealth of Massachusetts, on this 27th day of April 2006.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	*/s/David J. Pearlman
	Jon J. Skillman			David J. Pearlman,
	President			Secretary

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 27th day of April, 2006.

Signature	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Title

/s/ *			)
Jon J. Skillman		President and Director	)
Pursuant to a Power of Attorney filed herewith			)
)
/s/ *			)
David A. Golino		Senior Vice President and Chief Financial Officer	)
Pursuant to a Power of Attorney filed herewith			)
)
/s/ *			)
Roger T. Servison		Director	)
Pursuant to a Power of Attorney filed herewith			)
)
/s/ *			)
Richard A. Spillane, Jr.		Director	) By:	*/s/David J. Pearlman
			)	David J. Pearlman
/s/ *			)	(Attorney-in-Fact)
James C. Curvey		Director	)
)
/s/ *			)
Rodney R. Rohda		Director	)
)
/s/ *			)
Allan Brandon		Director	)
)
/s/ *			)
Albert Francke		Director	)
)
/s/ *			)
Lena G. Goldberg		Director	)
)
/s/ *			)
Peter G. Johnannsen		Director	)
)
/s/ *			)
Malcolm MacKay		Director	)
)
/s/ *			)
Clare S. Richer		Director	)
)
/s/ *			)
Floyd L. Smith		Director	)

POWER OF ATTORNEY

I, Jon J. Skillman, the undersigned Director of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i)Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/Jon J. Skillman

Jon J. Skillman April 27, 2006

POWER OF ATTORNEY

I, David A. Golino, the undersigned Chief Financial Officer of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i) Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/David A. Golino

David A. Golino April 27, 2006

POWER OF ATTORNEY

I, Roger T. Servison, the undersigned Director of Fidelity Investments Life Insurance Company ("Fidelity"), and Empire Fidelity Investments Life Insurance Company ("Empire Fidelity" and together with Fidelity, the "Companies"), hereby constitute and appoint David J. Pearlman, my true and lawful attorney-in-fact, with full power of substitution, to sign for me and in my name in the appropriate capacities, (i) Post-Effective Amendment No. 17 (File No. 33-54924) of Empire Fidelity, any and all subsequent Post-Effective Amendments to said Registration Statement, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof and (ii) all initial Registration Statements of the Companies, all Pre-Effective Amendments to any Registration Statements, any and all subsequent Post-Effective Amendments to said Registration Statements, and any supplements or other instruments in connection therewith , and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission, hereby ratifying and confirming all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.

/s/Roger T. Servison

Roger T. Servison April 27, 2006